                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05309
                                  ---------------------------------------------

First American Investment Funds, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Joseph M. Ulrey III   800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: September 30, 2004
                        --------------------------
Date of reporting period: March 31, 2004
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Report to Shareholders

[FIRST AMERICAN FUNDS(TM) LOGO]

2004
SEMIANNUAL REPORT

TAX FREE
INCOME
FUNDS

[GRAPHIC]

"NOTHING BUT HARMONY, HONESTY, INDUSTRY, AND FRUGALITY ARE NECESSARY TO MAKE US A GREAT AND HAPPY PEOPLE."

GEORGE WASHINGTON

JANUARY 29, 1789

[PHOTO OF GEORGE WASHINGTON]

FIRST AMERICAN FUNDS

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.

INCOME FROM TAX-EXEMPT FUNDS MAY BE SUBJECT TO STATE AND LOCAL TAXES AND A PORTION OF INCOME MAY BE SUBJECT TO THE STATE AND/OR FEDERAL ALTERNATIVE MINIMUM TAX FOR CERTAIN INVESTORS. FEDERAL INCOME TAX RULES WILL APPLY TO ANY CAPITAL GAINS DISTRIBUTIONS.

MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN FUNDS ONLINE

TABLE OF CONTENTS

Schedule of Investments                 2
Statements of Assets and Liabilities   56
Statements of Operations               58
Statements of Changes in Net Assets    60
Financial Highlights                   64
Notes to Financial Statements          72

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets. You'll also find college and retirement planning tools and general investor education.

[GRAPHIC]

ONLINE FEATURES AND FUNCTIONALITY INCLUDE:

- The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

- The ability to educate yourself through market and investment strategy commentaries

We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)

ARIZONA TAX FREE FUND

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.2%
REVENUE BONDS - 75.1%
EDUCATION - 10.0%
Energy Management Services, Arizona State
 University Project, Main Campus,
 Callable 07/01/12 @ 100 (MBIA)
   5.000%, 07/01/13                                            $           500   $           559
Gilbert Industrial Development Authority,
 Southwest Student Services,
 Pre-refunded 02/01/09 @ 102
   5.850%, 02/01/19 (a)                                                  1,000             1,152
Glendale Industrial Development Authority,
 Callable 05/15/11 @ 101
   5.750%, 05/15/21                                                        250               269
University of Arizona Board of Regents, Series A,
 Callable 12/01/09 @ 100 (FGIC)
   5.800%, 06/01/24                                                        150               169
                                                                                 ---------------
                                                                                           2,149
                                                                                 ---------------
HEALTHCARE - 18.3%
Arizona Health Facilities Authority,
 John C. Lincoln Health Network,
 Callable 12/01/12 @ 101
   5.750%, 12/01/32                                                        150               151
Arizona Health Facilities Authority,
 The Terraces Project, Series A,
 Callable 11/15/13 @ 101
   7.500%, 11/15/23                                                        200               203
Johnson City, Tennessee Health & Elderly
 Facilities Authority,
 Callable 07/01/12 @ 103
   7.500%, 07/01/25                                                        100               116
Mesa Industrial Development Authority, Discovery
 Health Systems, Series A,
 Callable 01/01/10 @ 101 (MBIA)
   5.750%, 01/01/25                                                        500               554
   5.625%, 01/01/29                                                        500               546
Scottsdale Industrial Development Authority,
 Scottsdale Healthcare,
 Callable 12/01/11 @ 101
   5.700%, 12/01/21                                                      1,000             1,073
University Medical Center Corporation,
 Callable 07/01/14 @ 100
   5.000%, 07/01/24                                                        500               503
Yavapai Industrial Development Authority,
 Yavapai Regional Medical Center,
 Series A, Callable 08/01/13 @ 100 (RAAI)
   5.250%, 08/01/21                                                        375               395
Yavapai Industrial Development Authority,
 Yavapai Regional Medical Center, Series A,
 Callable 08/01/13 @ 100
   6.000%, 08/01/33                                                        100               104
Yuma Industrial Development Authority,
 Yuma Regional Medical Center,
 Callable 08/01/07 @ 102 (MBIA)
   5.500%, 08/01/17                                                        250               277
                                                                                 ---------------
                                                                                           3,922
                                                                                 ---------------
HOUSING - 5.2%
Douglas Community Housing Corporation,
 Rancho La Perilla,
 Callable 01/20/10 @ 102 (GNMA)
   5.900%, 07/20/20                                                        500               536
   6.000%, 07/20/25                                                        475               504
Phoenix Industrial Development Authority,
 The Phoenix Authority, Series 1A,
 Callable 06/01/10 @ 102
 (FHLMC) (FNMA) (GNMA)
   5.875%, 06/01/16                                            $            75   $            77
                                                                                 ---------------
                                                                                           1,117
                                                                                 ---------------
LEASE REVENUE - 1.6%
Navajo County Municipal Property Corporation,
 Jail Facility (ACA)
   5.625%, 07/01/09                                                        310               348
                                                                                 ---------------
MISCELLANEOUS - 2.7%
Arizona Student Loan Acquisition Authority,
 Series A, Callable 11/01/09 @ 102 (AMT)
   5.900%, 05/01/24                                                        100               106
Greater Arizona Infrastructure Development
 Authority, Series A,
 Callable 08/01/08 @ 102 (MBIA)
   5.625%, 08/01/20                                                        200               225
Greater Arizona Infrastructure Development
 Authority, Series A, Callable 08/01/13 @ 100
   5.000%, 08/01/23                                                        250               257
                                                                                 ---------------
                                                                                             588
                                                                                 ---------------
TAX REVENUE - 16.4%
Arizona School Facilities Board, State School
 Improvement, Callable 07/01/12 @ 100
   5.250%, 07/01/16                                                        750               838
   5.250%, 07/01/20                                                        250               273
Oro Valley Municipal Water Systems,
 Pre-refunded 07/01/08 @ 101 (MBIA)
   5.550%, 07/01/17 (a)                                                    100               114
Oro Valley, Excise Tax,
 Callable 07/01/10 @ 101 (AMBAC)
   5.200%, 07/01/14                                                        400               450
Phoenix Civic Improvements, Excise Tax,
 Callable 07/01/09 @ 101
   5.750%, 07/01/16                                                        300               343
Surprise Municipal Property Corporation,
 Callable 07/01/09 @ 101 (FGIC)
   5.700%, 07/01/20                                                        300               349
Surprise Municipal Property Corporation,
 Callable 07/01/14 @ 100 (AMBAC)
   5.000%, 07/01/17                                                        750               822
Tempe, Excise Tax, Series A,
 Callable 07/01/09 @ 100
   5.625%, 07/01/20                                                        300               335
                                                                                 ---------------
                                                                                           3,524
                                                                                 ---------------
TRANSPORTATION - 12.7%
Arizona State Transportation Highway Board,
 Pre-refunded 07/01/09 @ 100
   5.750%, 07/01/18 (a)                                                    200               231
Arizona State Transportation Highway Board,
 Series A
   5.000%, 07/01/09                                                        400               449
Mesa Street & Highway,
 Pre-refunded 07/01/09 @ 100 (FSA)
   5.100%, 07/01/14 (a)                                                    500               562
   5.500%, 07/01/16 (a)                                                    100               114
Phoenix Civic Improvements, Series B,
 Callable 07/01/12 @ 100 (AMT) (FGIC)
   5.250%, 07/01/21                                                        250               263
   5.250%, 07/01/27                                                        750               780

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2004

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Tucson Street & Highway Improvements,
Series 1994-E,
Callable 07/01/10 @ 100 (FGIC)
   5.000%, 07/01/18                                            $           300   $           320
                                                                                 ---------------
                                                                                           2,719
                                                                                 ---------------
UTILITIES - 8.2%
Chandler Water & Sewer Improvements,
 Callable 07/01/10 @ 101 (FSA)
   5.800%, 07/01/17                                                        250               289
Peoria Water & Sewer,
 Callable 07/01/09 @ 100 (FGIC)
   5.000%, 07/01/13                                                        400               448
Phoenix Civic Improvements Water System,
 Pre-refunded 07/01/04 @ 102
   5.500%, 07/01/24 (a)                                                    100               103
Puerto Rico Electric Power Authority, Series X,
 Callable 07/01/05 @ 100
   5.500%, 07/01/25                                                        100               104
Tucson Water, Series D,
 Callable 07/01/09 @ 100 (FGIC)
   5.400%, 07/01/17                                                        250               278
Tucson Water, Series 1994-A (MBIA)
   6.250%, 07/01/16                                                        170               210
Yavapai Industrial Development Authority,
 Waste Management Project, Series A-2,
 Mandatory Put 03/01/08 @ 100 (AMT)
   4.450%, 03/01/28                                                        300               315
                                                                                 ---------------
                                                                                           1,747
                                                                                 ---------------
TOTAL REVENUE BONDS                                                                       16,114
                                                                                 ---------------
GENERAL OBLIGATIONS - 19.5%
Chandler Public & Recreational Improvements,
 Callable 07/01/10 @ 101
   5.800%, 07/01/18                                                        250               287
Maricopa County School District #11, Peoria Unit,
 Pre-refunded 07/01/09 @ 101 (FGIC)
   5.500%, 07/01/14 (a)                                                    100               115
   5.500%, 07/01/15 (a)                                                    120               138
Mesa, Callable 07/01/09 @ 100 (FGIC)
   5.000%, 07/01/18                                                        250               280
Peoria, Callable 04/01/09 @ 100 (FGIC)
   5.400%, 04/01/15                                                        100               111
   5.000%, 04/01/18                                                        575               618
   5.000%, 04/01/19                                                        125               134
Phoenix, Callable 07/01/07 @ 102
   5.250%, 07/01/20                                                        250               271
Phoenix, Callable 07/01/10 @ 100
   5.250%, 07/01/19                                                        350               381
   5.375%, 07/01/25                                                        750               806
Pima County Unified School District #6,
 Marana, Series A,
 Callable 07/01/10 @ 101 (FGIC)
   5.250%, 07/01/15                                                        250               286
Pima County Unified School District #12,
 Sunnyside, Callable 07/01/09 @ 100 (FGIC)
   5.300%, 07/01/13                                                        150               168
Scottsdale, Pre-refunded 07/01/09 @ 100
   5.500%, 07/01/22 (a)                                                    250               286
Tucson
   5.500%, 07/01/18                                                        250               291
                                                                                 ---------------
TOTAL GENERAL OBLIGATIONS                                                                  4,172
                                                                                 ---------------

DESCRIPTION                                                   PAR (000)/SHARES       VALUE (000)
------------------------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 2.6%
El Mirage, Callable 08/01/04 @ 100
   6.900%, 08/01/16                                            $           180   $           181
Tucson, Callable 07/01/08 @ 100 (MBIA)
   5.500%, 07/01/15                                                        200               222
University of Arizona Parking & Student
 Housing Authority,
 Callable 06/01/09 @ 100 (AMBAC)
   5.750%, 06/01/19                                                        140               158
                                                                                 ---------------
TOTAL CERTIFICATES OF PARTICIPATION                                                          561
                                                                                 ---------------
TOTAL MUNICIPAL BONDS
   (Cost $18,799)                                                                         20,847
                                                                                 ---------------
MONEY MARKET FUND - 1.6%
Federated Arizona Municipal
 Money Market Fund                                                     338,197               338
                                                                                 ---------------
TOTAL MONEY MARKET FUND
   (Cost $338)                                                                               338
                                                                                 ---------------
TOTAL INVESTMENTS - 98.8%
   (Cost $19,137)                                                                         21,185
                                                                                 ---------------
OTHER ASSETS AND LIABILITIES, NET - 1.2%                                                     261
                                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                                        $        21,446
                                                                                 ---------------

(a) Pre-refunded issues are usually backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2004, the aggregate market value of securities subject to the AMT was $1,464,270, which represents 6.8% of net assets.
FGIC - Financial Guaranty Insurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
RAAI - Radian Asset Assurance Inc.

SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)

CALIFORNIA INTERMEDIATE TAX FREE FUND

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 94.7%
REVENUE BONDS - 63.5%
EDUCATION - 9.1%
ABAG Financial Authority, Schools of the
 Sacred Heart, Series A
   5.800%, 06/01/08                                            $           200   $           222
Aztec Shops, California State Auxiliary
 Organization, San Diego State University,
 Callable 09/01/10 @ 101
   5.400%, 09/01/11                                                      1,035             1,136
California State Higher Educational Facilities
 Authority, Fresno Pacific University, Series A
   5.650%, 03/01/07                                                        380               414
   5.750%, 03/01/08                                                        400               443
California State Higher Educational Facilities
 Authority, Occidental College Project,
 Callable 10/01/07 @ 102 (MBIA)
   5.300%, 10/01/10                                                        500               560
California State Higher Educational Facilities
 Authority, University of La Verne & Western
 University of Health Sciences, Series B
   6.000%, 06/01/10                                                        495               560
California State Higher Educational Facilities
 Authority, University of Redlands, Series A
   5.550%, 06/01/09                                                        225               255
California State Higher Educational Facilities
 Authority, University of Redlands, Series A,
 Callable 06/01/10 @ 101
   5.700%, 06/01/11                                                        250               284
   5.750%, 06/01/12                                                        260               293
California Statewide Communities Development
 Authority, Viewpoint Schools (ACA)
   4.125%, 10/01/14                                                        405               401
                                                                                 ---------------
                                                                                           4,568
                                                                                 ---------------
HEALTHCARE - 22.5%
ABAG Financial Authority, O'Connor Woods (ACA)
   5.250%, 11/01/05                                                        500               530
ABAG Financial Authority, Odd Fellows Home
 of California (CMI)
   4.950%, 08/15/07                                                        500               539
ABAG Financial Authority, San Diego Hospital
 Association, Series C
   4.000%, 03/01/08                                                        300               310
California Health Facilities Financing
 Authority, Casa Colina,
 Callable 04/01/12 @ 100
   5.500%, 04/01/13                                                        300               323
California Health Facilities Financing
 Authority, Marshall Medical Center, Series A,
 Callable 11/01/14 @ 100 (CMI)
   4.750%, 11/01/19                                                      1,200             1,204
California Health Facilities Financing
 Authority, Paradise Valley Estates (CMI)
   4.125%, 01/01/10                                                        500               520
   4.375%, 01/01/12                                                        540               560
California Health Facilities Financing
 Authority, Valleycare Medical Center, Series A,
 Callable 05/01/12 @ 100 (CMI)
   4.625%, 05/01/13                                                        300               313
   4.800%, 05/01/14                                                        715               747
California State Communities Development
 Authority, Hospital of Monterey Peninsula,
 Callable 08/15/08 @ 101 (MBIA)
   5.250%, 08/15/09                                                        500               559
California State Health Facilities
 Authority, Casa de las Campanas, Series A,
 Callable 08/01/08 @ 100 (CMI)
   5.375%, 08/01/09                                            $           250   $           273
California Statewide Communities Development
 Authority, Elder Care Alliance, Series A
   7.250%, 11/15/11                                                        500               501
California Statewide Communities Development
 Authority, Health Facilities, Series A, Escrowed
 to Maturity (CMI)
   5.200%, 08/01/04 (a)                                                    200               202
California Statewide Communities Development
 Authority, Kaiser Permanente, Series D,
 Mandatory Put 03/01/07 @ 100
   4.350%, 11/01/36                                                        500               526
California Statewide Communities Development
 Authority, Kaiser Permanente, Series I,
 Mandatory Put 05/01/11 @ 100
   3.450%, 04/01/35 (b)                                                    500               500
California Statewide Communities Development
 Authority, Los Angeles Jewish Home (CMI)
   5.000%, 11/15/12                                                        500               540
California Statewide Communities Development
 Authority, Los Angeles Orthopedic Hospital
 Foundation, Callable 06/01/07 @ 101 (AMBAC)
   5.000%, 06/01/12                                                        150               162
John C. Fremont Hospital District,
 Health Facility (CMI)
   6.000%, 06/01/04                                                         65                65
La Verne, Brethren Hillcrest Homes, Series B,
 Callable 02/15/13 @ 101 (ACA)
   5.600%, 02/15/33                                                        500               524
Marysville Hospital, Fremont Rideout
 Health Project, Series A,
 Callable 07/01/08 @ 103 (AMBAC)
   5.000%, 01/01/10                                                        500               552
Puerto Rico Industrial, Tourist, Educational,
 Medical & Environmental Control Facilities,
 Hospital de la Concepcion, Series A
   5.500%, 11/15/09                                                        650               734
Rancho Mirage Joint Powers Finance
 Authority, Eisenhower Medical Center,
 Series A, Callable 07/01/07 @ 102 (MBIA)
   5.125%, 07/01/08                                                        500               558
Riverside County Public Financing
 Authority, Air Force Village West
   5.125%, 05/15/05                                                        525               541
                                                                                 ---------------
                                                                                          11,283
                                                                                 ---------------
HOUSING - 4.1%
ABAG Financial
 Authority, Archstone Redwood
 Housing Project, Series A
   5.300%, 10/01/08                                                        500               533
California Rural Home Mortgage Finance
 Authority, Single Family Mortgage,
 Series D (AMT) (FNMA) (GNMA)
   5.250%, 06/01/10                                                         90                90
California State Housing Finance Agency,
 Series E (MBIA)
   5.850%, 08/01/04                                                        150               152
California Statewide Communities Development
 Authority, Equity Residential, Series B,
 Mandatory Put 06/15/09 @ 100
   5.200%, 12/01/29                                                        500               546

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
California Statewide Communities Development
 Authority, Multifamily Housing, Citrus Gardens
 Apartments, Callable 07/01/12 @ 102
   5.375%, 07/01/26                                            $           700   $           720
                                                                                 ---------------
                                                                                           2,041
                                                                                 ---------------
LEASE REVENUE - 2.7%
California State Public Works Board,
 California Community Colleges, Series A, (MLO)
 Callable 12/01/09 @ 101
   4.875%, 12/01/18                                                        200               205
California State Public Works Board,
 Department of Corrections,
 Series A (AMBAC) (MLO)
   6.000%, 01/01/06                                                        545               588
California State Public Works Board,
 Department of Health Services,
 Callable 11/01/09 @ 101 (MBIA) (MLO)
   5.200%, 11/01/12                                                        500               550
                                                                                 ---------------
                                                                                           1,343
                                                                                 ---------------
MISCELLANEOUS - 0.6%
Children's Trust Fund,
 Puerto Rico Tobacco Settlement Issue,
 Escrowed to Maturity
   5.000%, 07/01/08 (a)                                                    250               279
                                                                                 ---------------
RECREATIONAL FACILITY AUTHORITY - 1.0%
California State University Fresno Association,
 Auxiliary Organization Event Center,
 Callable 07/01/12 @ 101
   6.000%, 07/01/22                                                        500               525
                                                                                 ---------------
SANITATION DISTRICT - 1.1%
Los Angeles Municipal Improvement Corporation,
 Sanitation Equipment, Series A (FSA) (MLO)
   6.000%, 02/01/07                                                        500               559
                                                                                 ---------------
SCHOOL DISTRICT - 3.7%
Golden West Schools Financing
 Authority, Series A (MBIA)
   5.700%, 02/01/13                                                        720               848
   5.750%, 02/01/14                                                        520               617
Golden West Schools Financing
 Authority, Series A, Zero Coupon Bond (MBIA)
   5.000%, 02/01/12 (c)                                                    535               396
                                                                                 ---------------
                                                                                           1,861
                                                                                 ---------------
TAX REVENUE - 3.7%
Long Beach Community Facilities District #5,
 Towne Center Special Tax,
 Callable 10/01/06 @ 102
   6.100%, 10/01/12                                                        165               175
Los Angeles County Public Works Financing
 Authority, Regional Park & Open Space District,
 Series A, Callable 10/01/07 @ 101
   5.000%, 10/01/19                                                        500               519
Los Angeles County Transportation Commission,
 Series B (FGIC)
   6.000%, 07/01/04                                                        250               253
Montclair Redevelopment Agency,
 Redevelopment Project No. IV (RAAI)
   3.750%, 10/01/11                                                        135               136
Montclair Redevelopment Agency,
 Redevelopment Project No. IV,
 Callable 10/01/13 @ 100 (RAAI)
   5.000%, 10/01/31                                                        250               247
West Covina Redevelopment Agency,
 Fashion Plaza Project
   5.125%, 09/01/05                                            $           300   $           315
William S. Hart Joint School Financing
 Authority, Special Tax,
 Callable 09/01/05 @ 102 (FSA)
   6.100%, 09/01/06                                                        200               217
                                                                                 ---------------
                                                                                           1,862
                                                                                 ---------------
TRANSPORTATION - 4.5%
San Francisco Bay Area Transportation
 Financing Authority, Bridge Toll (ACA)
   5.500%, 08/01/05                                                        690               726
San Francisco City & County International
 Airports Commission, Second Series,
 Callable 05/01/04 @ 101 (AMT) (FGIC)
   5.400%, 05/01/06                                                        500               507
San Francisco City & County International
 Airports Commission, Second Series,
 Issue 25 (AMT) (FSA)
   5.500%, 05/01/08                                                        500               556
San Francisco City & County International
 Airports Commission, SFO Fuel,
 Series A (AMT) (FSA)
   5.250%, 01/01/07                                                        450               487
                                                                                 ---------------
                                                                                           2,276
                                                                                 ---------------
UTILITIES - 10.5%
California State Department of Water,
 Central Valley Project, Series O,
 Callable 12/01/05 @ 101
   5.000%, 12/01/12                                                        500               536
California State Department of Water,
 Central Valley Project, Series P,
 Pre-refunded 06/01/06 @ 101
   5.300%, 12/01/07 (d)                                                    750               818
California State Department of Water, Series A,
 Callable 05/01/12 @ 101
   5.875%, 05/01/16                                                        500               567
Chino Basin Regional Financing Authority,
 Inland Empire Utility Agency Sewer Project,
 Callable 11/01/09 @ 101 (MBIA)
   5.200%, 11/01/11                                                        405               452
Imperial, Wastewater Treatment Facility,
 Callable 10/15/11 @ 102 (FGIC)
   5.000%, 10/15/20                                                      1,000             1,069
Metropolitan Water District of Southern California,
 Series B, Callable 07/01/06 @ 102 (MBIA)
   4.875%, 07/01/10                                                        325               352
   5.000%, 07/01/14                                                        500               544
Richmond Wastewater Systems,
 Callable 08/01/09 @ 102 (FGIC)
   5.200%, 08/01/11                                                        500               557
Whittier Utility Authority,
 Callable 06/01/13 @ 100 (MBIA)
   4.400%, 06/01/17                                                        305               316
   4.500%, 06/01/18                                                         65                67
                                                                                 ---------------
                                                                                           5,278
                                                                                 ---------------
TOTAL REVENUE BONDS                                                                       31,875
                                                                                 ---------------
GENERAL OBLIGATIONS - 24.3%
Alisal Unified School District, Series C,
 Zero Coupon Bond (FGIC)
   5.050%, 08/01/08 (c)                                                    860               771
California State, Callable 08/01/13 @ 100
   5.000%, 02/01/17                                                      1,000             1,047

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Foothill-De Anza Community College District,
 Callable 08/01/10 @ 101
   6.000%, 08/01/11                                            $           300   $           353
Fresno Unified School District, Series A (MBIA)
   6.050%, 08/01/11                                                        500               600
Jefferson Union High School District,
 San Mateo County, Series A (MBIA)
   6.250%, 02/01/14                                                        300               369
Lemon Grove School District,
 Election of 1998-B, Zero Coupon Bond (FSA)
   3.329%, 11/01/20 (c)                                                    375               170
Los Angeles, Series A,
 Pre-refunded 09/01/04 @ 102 (MBIA)
   5.800%, 09/01/07 (d)                                                    250               260
Montebello Unified School District,
 Zero Coupon Bond (MBIA)
   10.398%, 08/01/21 (c)                                                   700               299
Newhall School District, Series A,
 Callable 05/01/10 @ 101 (FSA)
   5.500%, 05/01/11                                                        540               635
Oxnard School District (MBIA)
   5.000%, 08/01/05                                                        600               631
Pomona School District, Series A (MBIA)
   5.450%, 02/01/06                                                        250               269
   5.500%, 08/01/06                                                        250               274
Pomona School District, Series A,
 Callable 08/01/11 @ 103 (MBIA)
   6.150%, 08/01/15                                                        500               596
Puerto Rico Commonwealth (MBIA)
   6.250%, 07/01/08                                                        500               583
Puerto Rico Commonwealth, Series B (FSA)
   6.500%, 07/01/15                                                      1,000             1,265
Puerto Rico Commonwealth, Series C,
 Mandatory Put 07/01/08 @ 100
   5.000%, 07/01/18 (b)                                                    500               548
Roseville Joint Union High School District,
 Callable 08/01/11 @ 101
   5.200%, 08/01/20                                                        600               648
Rowland Unified School District, Series A,
 Callable 09/01/10 @ 101 (FSA)
   5.250%, 09/01/25                                                        250               265
San Juan Unified School District,
 Zero Coupon Bond (FSA)
   5.420%, 08/01/16 (c)                                                    390               226
San Mateo County Community College District,
 Series A, Zero Coupon Bond (FGIC)
   5.300%, 09/01/17 (c)                                                    760               413
San Mateo Unified High School District,
 Series B, Zero Coupon Bond (FGIC)
   5.150%, 09/01/17 (c)                                                  1,000               544
Walnut Valley Unified School District,
 Series A (MBIA)
   6.850%, 08/01/07                                                        250               291
Walnut Valley Unified School District, Series A,
 Callable 08/01/10 @ 102 (FSA)
   5.000%, 08/01/12                                                        255               283
West Covina Unified School District,
 Series A (MBIA)
   5.350%, 02/01/20                                                        770               878
                                                                                 ---------------
TOTAL GENERAL OBLIGATIONS                                                                 12,218
                                                                                 ---------------
CERTIFICATES OF PARTICIPATION - 6.9%
Bakersfield Convention Center Expansion Project,
 Callable 04/01/07 @ 101 (MBIA) (MLO)
   5.500%, 04/01/10                                                        250               276

DESCRIPTION                                                   PAR (000)/SHARES       VALUE (000)
------------------------------------------------------------------------------------------------
Escondido Civic Center Project,
 Escrowed to Maturity (AMBAC) (MLO)
   5.800%, 09/01/04 (a)                                        $           100   $           102
Grossmont Unified High School District,
 Callable 09/01/08 @ 102 (FSA) (MLO)
   5.400%, 09/01/13                                                        300               339
Kern County Board of Education, Series A,
 Callable 05/01/08 @ 102 (MBIA) (MLO)
   5.200%, 05/01/12                                                        905             1,003
Los Angeles Community College,
 Energy Retrofit Project (AMBAC) (MLO)
   5.000%, 08/15/09                                                        300               341
Los Angeles County Schools, Regionalized
 Business Services Financing Project, Series A (MLO)
   5.000%, 09/01/08                                                        200               223
Los Angeles, Sonnenblick Del Rio,
 West Los Angeles (AMBAC) (MLO)
   5.375%, 11/01/10                                                        500               575
Paradise Unified School District,
 Measure M Project, Series A,
 Callable 09/01/05 @ 102 (AMBAC) (MLO)
   5.250%, 09/01/07                                                        300               322
West Covina Civic Center Project,
 Pre-refunded 09/01/05 @ 102 (FSA) (MLO)
   5.250%, 09/01/07 (d)                                                    250               269
                                                                                 ---------------
TOTAL CERTIFICATES OF PARTICIPATION                                                        3,450
                                                                                 ---------------
TOTAL MUNICIPAL BONDS
   (Cost $43,975)                                                                         47,543
                                                                                 ---------------
MONEY MARKET FUNDS - 4.3%
Federated California Municipal Cash Trust                            1,380,389             1,380
Provident California Money Fund                                        749,989               750
                                                                                 ---------------
TOTAL MONEY MARKET FUNDS
   (Cost $2,130)                                                                           2,130
                                                                                 ---------------
TOTAL INVESTMENTS - 99.0%
   (Cost $46,105)                                                                         49,673
                                                                                 ---------------
OTHER ASSETS AND LIABILITIES, NET - 1.0%                                                     527
                                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                                        $        50,200
                                                                                 ---------------

(a) Escrowed to Maturity issues are usually backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2004.
(c)   The rate shown is the effective yield at the time of purchase.
(d) Pre-refunded issues are usually backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
ABAG - Association of Bay Area Governments
ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2004, the aggregate market value of securities subject to the AMT was $1,639,933, which represents 3.3% of net assets.
CMI - California Mortgage Insurance Program
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
RAAI - Radian Asset Assurance Inc.

The accompanying notes are an integral part of the financial statements.

CALIFORNIA TAX FREE FUND

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 95.9%
REVENUE BONDS - 63.7%
BUILDING - 4.3%
Sacramento City Financing Authority,
 Callable 06/01/10 @ 101 (MLO)
   5.400%, 06/01/18                                            $           455   $           501
   5.500%, 06/01/23                                                        645               703
                                                                                 ---------------
                                                                                           1,204
                                                                                 ---------------
EDUCATION - 14.6%
ABAG Financial Authority,
 Schools of the Sacred Heart, Series A
   5.900%, 06/01/10                                                        200               225
Aztec Shops, California State Auxiliary
 Organization, San Diego State University
   5.200%, 09/01/08                                                        455               498
California State Higher Educational Facilities
 Authority, Fresno Pacific University, Series A
   5.550%, 03/01/06                                                        250               266
California State Higher Educational Facilities
 Authority, Fresno Pacific University, Series A,
 Callable 03/01/10 @ 101
   6.750%, 03/01/19                                                        380               430
California State Higher Educational Facilities
 Authority, University of La Verne & Western
 University of Health Sciences, Series B,
 Callable 06/01/10 @ 101
   6.625%, 06/01/20                                                        215               238
California State Higher Educational Facilities
 Authority, University of Redlands, Series A,
 Callable 06/01/10 @ 101
   5.950%, 06/01/15                                                        310               346
California State University Foundation,
 Monterey Bay, Callable 06/01/11 @ 100 (MBIA)
   5.300%, 06/01/22                                                        500               537
California State University Fresno Association,
 Auxiliary Organization Event Center,
 Callable 07/01/12 @ 101
   6.000%, 07/01/22                                                        500               525
University of California, Series K,
 Callable 09/01/08 @ 101
   5.000%, 09/01/20                                                      1,000             1,054
                                                                                 ---------------
                                                                                           4,119
                                                                                 ---------------
HEALTHCARE - 8.3%
ABAG Finance Authority, Lincoln Glen Manor
 Senior Citizens, Callable 02/15/08 @ 101 (CMI)
   6.100%, 02/15/25                                                        250               267
ABAG Financial Authority,
 San Diego Hospital Association, Series C
   4.000%, 03/01/08                                                        100               103
California Health Facilities Financing Authority,
 Casa Colina, Callable 04/01/12 @ 100
   5.500%, 04/01/13                                                         50                54
California Health Facilities Financing Authority,
 Marshall Medical Center, Series A,
 Callable 11/01/14 @ 100
   4.750%, 11/01/19                                                        560               562
California Statewide Communities Development
 Authority, Elder Care Alliance, Series A
   7.250%, 11/15/11                                                        250               250
California Statewide Communities Development
 Authority, Kaiser Permanente, Series D,
 Mandatory Put 03/01/07 @ 100
   4.350%, 11/01/36                                                        250               263
California Statewide Communities Development
 Authority, Los Angeles Orthopedic Hospital
 Foundation, Callable 06/01/07 @ 101 (AMBAC)
   5.000%, 06/01/12                                            $           350   $           378
Puerto Rico Industrial Tourist, Educational,
 Medical & Environmental Control Facilities,
 Hospital de La Concepcion, Series A
   5.500%, 11/15/08                                                        400               449
                                                                                 ---------------
                                                                                           2,326
                                                                                 ---------------
HOUSING - 4.7%
California State Department of Veterans Affairs,
 Series C, Callable 01/09/11 @ 101 (AMT)
   5.500%, 12/01/19                                                        700               739
California State Housing Finance Agency,
 Single Family Mortgage,
 Series B (AMT) (FNMA) (GNMA)
   5.650%, 06/01/10                                                         55                57
California Statewide Communities Development
 Authority, Archstone Seascape,
 Mandatory Put 06/01/08 @ 100
   5.250%, 06/01/29                                                        500               530
                                                                                 ---------------
                                                                                           1,326
                                                                                 ---------------
SCHOOL DISTRICT - 3.9%
Golden West Schools Financing Authority,
 Series A (MBIA)
   5.750%, 02/01/14                                                        250               297
   5.800%, 08/01/22                                                        320               382
   5.800%, 08/01/23                                                        345               411
                                                                                 ---------------
                                                                                           1,090
                                                                                 ---------------
TAX REVENUE - 9.1%
Grass Valley Community Redevelopment Agency,
 Tax Allocation, Callable 12/01/08 @ 102
   6.400%, 12/01/34                                                        400               438
Long Beach Community Facilities District #5,
 Towne Center Special Tax,
 Callable 10/01/06 @ 102
   6.100%, 10/01/12                                                        250               265
Los Angeles, Callable 03/01/10 @ 101
   5.625%, 03/01/19                                                        200               225
Los Angeles County Community Facilities
 District #3, Series A, Special Tax,
 Callable 09/01/10 @ 100 (AMBAC)
   5.250%, 09/01/18                                                        715               782
Los Angeles County Public Works Financing
 Authority, Regional Park & Open Space District,
 Series A, Callable 10/01/07 @ 101
   5.000%, 10/01/19                                                        500               519
Puerto Rico Commonwealth Highway &
 Transportation Authority, Series X (MBIA)
   5.500%, 07/01/15                                                        100               118
San Francisco Bay Area Transportation Authority,
 Callable 07/01/09 @ 101 (FGIC)
   5.500%, 07/01/26                                                        200               217
                                                                                 ---------------
                                                                                           2,564
                                                                                 ---------------
TRANSPORTATION - 3.0%
Long Beach Harbor,
 Callable 05/15/05 @ 102 (AMT) (MBIA)
   5.375%, 05/15/20                                                        250               263
Los Angeles Harbor, Series B,
   Callable 11/01/06 @ 101 (AMT)
   5.250%, 11/01/08                                                        300               323

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
San Francisco Airport Commission,
 SFO Fuel Company,
 Callable 01/01/08 @ 102 (AMT) (FSA)
   5.625%, 01/01/12                                            $           250   $           278
                                                                                 ---------------
                                                                                             864
                                                                                 ---------------
UTILITIES - 15.8%
California State Department of Water, Series W (FSA)
   5.500%, 12/01/14                                                        450               528
California Statewide Communities Development
 Authority, Waste Management Project,
 Mandatory Put 04/01/04 @ 100 (AMT)
   4.950%, 04/01/11                                                        250               250
Compton Sewer Authority,
 Callable 09/01/08 @ 102 (MBIA)
   5.375%, 09/01/23                                                      1,150             1,244
Contra Costa Water Authority, Series A,
 Callable 10/01/12 @ 100 (FGIC)
   5.000%, 10/01/20                                                        340               363
Los Angeles Power System, Series A,
 Subseries A-1 (MBIA)
   5.000%, 07/01/12                                                      1,225             1,381
Los Angeles Water & Power Development
 Authority, Pre-refunded 02/15/05 @ 101
   6.100%, 02/15/17 (a)                                                    115               121
   6.100%, 02/15/17 (a)                                                     35                37
South Bayside Waste Management Authority,
 Callable 03/01/09 @ 102 (AMBAC)
   5.750%, 03/01/20                                                        150               170
South Placer Waste Water Authority, Series A,
 Pre-refunded 11/01/10 @ 101 (FGIC)
   5.500%, 11/01/15 (a)                                                    300               355
                                                                                 ---------------
                                                                                           4,449
                                                                                 ---------------
TOTAL REVENUE BONDS                                                                       17,942
                                                                                 ---------------
GENERAL OBLIGATIONS - 24.5%
Acalanes Unified High School District,
 Zero Coupon Bond,
 Pre-refunded 08/01/10 @ 70.92 (FGIC)
   5.560%, 08/01/16 (a) (b)                                                700               409
California State, Callable 10/01/10 @ 100
   5.250%, 10/01/19                                                        600               630
California State, Callable 02/01/13 @ 100
   5.000%, 02/01/24                                                        700               705
Glendora Unified School District, Series A,
 Callable 09/01/10 @ 101 (FSA)
   5.350%, 09/01/20                                                        340               373
Jefferson Union High School District,
 San Mateo County, Series A (MBIA)
   6.250%, 08/01/20                                                        460               571
Pleasant Valley School District, Ventura County,
 Series A (MBIA)
   5.850%, 02/01/19                                                        250               300
Pomona Unified School District, Series A (MBIA)
   5.950%, 02/01/17                                                        855             1,032
Sacramento Unified School District, Series A,
 Pre-refunded 07/01/09 @ 102
   5.750%, 07/01/17 (a)                                                    400               476
San Francisco City & County, Series 1,
 Callable 06/15/07 @ 102 (FGIC)
   5.500%, 06/15/09                                                        300               337
Vallejo City Unified School District, Series A (MBIA)
   5.900%, 08/01/21                                                        350               421

DESCRIPTION                                                   PAR (000)/SHARES       VALUE (000)
------------------------------------------------------------------------------------------------
Ventura County Community College District,
 Series A, Callable 08/01/12 @ 101 (MBIA)
   5.000%, 08/01/18                                            $           910   $           987
Wiseburn School District, Series A,
 Callable 08/01/10 @ 100 (FGIC)
   5.250%, 08/01/22                                                        600               644
                                                                                 ---------------
TOTAL GENERAL OBLIGATIONS                                                                  6,885
                                                                                 ---------------
CERTIFICATES OF PARTICIPATION - 7.7%
Bakersfield Convention Center Expansion Project,
 Callable 04/01/07 @ 101 (MBIA)
   5.875%, 04/01/22                                                        250               279
Escondido, Series A,
 Callable 09/01/10 @ 101 (FGIC)
   5.625%, 09/01/20                                                        300               336
Lathrop, Series A,
 Callable 06/01/10 @ 101 (MBIA)
   5.875%, 06/01/30                                                        350               401
Los Angeles, Sonnenblick del Rio Senior Lien,
 Callable 11/01/10 @ 101 (AMBAC)
   6.000%, 11/01/19                                                        330               387
Orange County, Series A,
 Callable 07/01/06 @ 102 (MBIA)
   5.875%, 07/01/19                                                        150               166
Ridgecrest Civic Center Project,
 Callable 03/01/09 @ 101
   6.250%, 03/01/21                                                        250               271
West Kern County Water District,
 Callable 06/01/10 @ 101
   5.200%, 06/01/14                                                        320               340
                                                                                 ---------------
TOTAL CERTIFICATES OF PARTICIPATION                                                        2,180
                                                                                 ---------------
TOTAL MUNICIPAL BONDS
   (Cost $24,816)                                                                         27,007
                                                                                 ---------------
MONEY MARKET FUNDS - 3.0%
Federated California Municipal Cash Trust                              500,040               500
Provident California Money Fund                                        342,400               342
                                                                                 ---------------
TOTAL MONEY MARKET FUNDS
   (Cost $842)                                                                               842
                                                                                 ---------------
TOTAL INVESTMENTS - 98.9%
   (Cost $25,658)                                                                         27,849
                                                                                 ---------------
OTHER ASSETS AND LIABILITIES, NET - 1.1%                                                     310
                                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                                        $        28,159
                                                                                 ---------------

(a) Pre-refunded issues are usually backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(b)   The rate shown is the effective yield at the time of purchase.
ABAG  - Association of Bay Area Governments
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2004, the aggregate market value of securities subject to the AMT was $1,909,718, which represents 6.8% of net assets.
CMI - California Mortgage Insurance Program
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation

The accompanying notes are an integral part of the financial statements.

COLORADO INTERMEDIATE TAX FREE FUND

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.0%
REVENUE BONDS - 67.4%
EDUCATION - 6.6%
Colorado State Educational & Cultural Facilities
 Authority, Bromley East Charter School Project
   6.250%, 09/15/11                                            $           375   $           392
Colorado State Educational & Cultural Facilities
 Authority, Classical Academy Charter School
 Project, Escrowed to Maturity
   6.375%, 12/01/11 (a)                                                    885             1,018
Colorado State Educational & Cultural Facilities
 Authority, Core Knowledge Charter School,
 Callable 11/01/09 @ 100
   6.850%, 11/01/16                                                        440               482
Colorado State Educational & Cultural Facilities
 Authority, University of Denver (MBIA)
   4.250%, 03/01/13                                                      2,000             2,138
                                                                                 ---------------
                                                                                           4,030
                                                                                 ---------------
HEALTHCARE - 17.4%
Colorado State Health Facilities Authority,
 Boulder Hospital (MBIA)
   4.875%, 10/01/09                                                        500               556
   5.000%, 10/01/10                                                        500               560
Colorado State Health Facilities Authority,
 Catholic Health Initiatives, Series A
   5.000%, 03/01/12                                                        500               547
Colorado State Health Facilities Authority,
 The Devereux Foundation,
 Callable 11/01/12 @ 100 (RAAI)
   4.200%, 11/01/13                                                         80                82
Colorado State Health Facilities Authority,
 Evangelical Lutheran Health Facilities,
 Callable 12/01/10 @ 102
   6.900%, 12/01/25                                                        350               389
Colorado State Health Facilities Authority,
 National Jewish Medical & Research
 Center Project, Callable 01/01/08 @ 100
   5.375%, 01/01/16                                                        700               715
Colorado State Health Facilities Authority,
 North Colorado Medical Center Project (FSA)
   5.000%, 05/15/09                                                      1,000             1,114
Colorado State Health Facilities Authority,
 Parkview Medical Center
   5.500%, 09/01/07                                                        250               271
   5.750%, 09/01/08                                                        250               276
   5.500%, 09/01/09                                                        500               550
Colorado State Health Facilities Authority,
 Poudre Valley Healthcare,
 Callable 12/01/09 @ 101 (FSA)
   5.750%, 12/01/10                                                      1,000             1,152
Colorado State Health Facilities Authority,
 Steamboat Springs Health Project
   4.600%, 09/15/04                                                        405               408
Colorado State Health Facilities Authority,
 Steamboat Springs Health Project,
 Callable 09/15/08 @ 101
   5.300%, 09/15/09                                                        250               259
Colorado State Health Facilities Authority,
 Vail Medical Center, Callable 01/15/12 @ 100
   5.750%, 01/15/22                                                        800               835
Delta County Memorial Hospital District,
 Callable 09/01/13 @ 100
   5.350%, 09/01/17                                                        500               512
La Junta Hospital, Arkansas Valley
 Regional Medical Center Project
   5.200%, 04/01/06                                            $           300   $           312
   5.300%, 04/01/07                                                        320               336
   5.400%, 04/01/08                                                        335               354
   5.500%, 04/01/09                                                        355               376
Montrose Memorial Hospital
   5.300%, 12/01/13                                                        260               270
Montrose Memorial Hospital,
 Callable 12/01/13 @ 102
   5.450%, 12/01/14                                                        390               405
University of Colorado Hospital Authority,
 Callable 11/15/11 @ 100
   5.000%, 11/15/14                                                        300               317
                                                                                 ---------------
                                                                                          10,596
                                                                                 ---------------
HOUSING - 0.1%
Colorado State Housing Finance Authority,
 Single Family Mortgages, Series B-1,
 Callable 06/01/05 @ 103 (AMT)
   5.875%, 06/01/11                                                         75                76
                                                                                 ---------------
MISCELLANEOUS - 8.4%
Children's Trust Fund, Puerto Rico Tobacco
 Settlement Issue, Escrowed to Maturity
   5.750%, 07/01/09 (a)                                                  2,000             2,331
Colorado State Educational & Cultural Facilities
 Authority, Colorado Public Radio
   4.800%, 07/01/09                                                        250               269
   4.900%, 07/01/10                                                        265               285
Colorado State Educational & Cultural Facilities
 Authority, Nashville Public Radio
   5.500%, 04/01/12                                                        430               471
Colorado State Educational & Cultural Facilities
 Authority, National Conference of State
 Legislatures, Callable 06/01/11 @ 100
   5.250%, 06/01/13                                                        700               765
Denver City & County, Helen G. Bonfils Foundation
 Project, Series B, Callable 12/01/07 @ 100
   5.125%, 12/01/17                                                        900               973
                                                                                 ---------------
                                                                                           5,094
                                                                                 ---------------
POLLUTION CONTROL - 1.7%
Moffat County, Pollution Control,
 Tri-State Generation Project (AMBAC)
   5.500%, 11/01/05                                                      1,000             1,067
                                                                                 ---------------
RECREATIONAL FACILITY AUTHORITY - 2.2%
Hyland Hills Metropolitan Park & Recreational
 District, Series A, Callable 12/15/07 @ 101
   6.100%, 12/15/09                                                        210               229
Jefferson County, Metropolitan YMCA Project,
 Series A, Pre-refunded 08/01/05 @ 100
   7.500%, 08/01/08 (b)                                                  1,000             1,081
                                                                                 ---------------
                                                                                           1,310
                                                                                 ---------------
TAX REVENUE - 8.4%
Boulder County Open Space Capital Improvement
 Trust Fund, Callable 07/15/10 @ 100
   4.750%, 07/15/12                                                      1,000             1,084
Boulder County Sales & Use Tax (FGIC)
   5.750%, 12/15/05                                                        870               936
Boulder County Sales & Use Tax,
 Escrowed to Maturity (FGIC)
   5.750%, 12/15/05 (a)                                                    130               140

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Douglas County Sales & Use Tax (FSA)
   6.000%, 10/15/09                                            $           200   $           235
Larimer County Sales & Use Tax (AMBAC)
   5.000%, 12/15/10                                                        460               521
Longmont Sales & Use Tax,
 Callable 11/15/10 @ 100
   5.500%, 11/15/15                                                        500               568
Longmont Sales & Use Tax,
 Callable 11/15/10 @ 101 (AMBAC)
   4.875%, 11/15/18                                                      1,000             1,053
Westminster Sales & Use Tax, Series A,
 Callable 12/01/07 @ 102 (FGIC)
   5.250%, 12/01/11                                                        500               562
                                                                                 ---------------
                                                                                           5,099
                                                                                 ---------------
TRANSPORTATION - 10.4%
Colorado Department of Transportation (AMBAC)
   6.000%, 06/15/10                                                      1,000             1,182
The E-470 Public Highway Authority, Series B,
 Zero Coupon Bond (MBIA)
   5.520%, 09/01/17 (c)                                                  1,575               856
   6.400%, 09/01/19 (c)                                                    960               460
   5.650%, 09/01/20 (c)                                                    500               225
   5.396%, 09/01/22 (c)                                                  1,620               643
Northwest Parkway Public Highway Authority,
 Convertible, Zero Coupon Bond (AMBAC)
   5.000%, 06/15/14 (c)                                                    750               592
   5.250%, 06/15/15 (c)                                                  2,000             1,578
   5.350%, 06/15/16 (c)                                                  1,000               789
                                                                                 ---------------
                                                                                           6,325
                                                                                 ---------------
UTILITIES - 12.2%
Arapahoe County Water & Wastewater Authority
   5.550%, 12/01/06                                                        140               153
   5.650%, 12/01/07                                                        150               169
   5.750%, 12/01/08                                                        160               183
Arapahoe County Water & Wastewater Authority,
 Callable 12/01/09 @ 100
   6.000%, 12/01/11                                                        185               216
Boulder Water & Sewer
   5.750%, 12/01/10                                                      1,545             1,814
Broomfield Water Activity Enterprise,
 Callable 12/01/10 @ 101 (MBIA)
   5.500%, 12/01/17                                                        500               564
Colorado State Water Resource & Power
 Development Authority, Small Water Resources,
 Series A, Callable 11/01/10 @ 100 (FGIC)
   5.700%, 11/01/15                                                        100               115
Denver City & County Wastewater,
 Callable 11/01/12 @ 100 (FGIC)
   5.250%, 11/01/17                                                      1,260             1,396
Platte River Power Authority, Series DD,
 Callable 06/01/07 @ 102 (MBIA)
   5.375%, 06/01/17                                                        875               965
Ute Water Conservancy District (MBIA)
   6.000%, 06/15/09                                                        680               795
Westminster Water & Wastewater Utility Enterprise,
 Pre-refunded 12/01/04 @ 100 (AMBAC)
   5.800%, 12/01/05 (b)                                                  1,000             1,030
                                                                                 ---------------
                                                                                           7,400
                                                                                 ---------------
TOTAL REVENUE BONDS                                                                       40,997
                                                                                 ---------------
GENERAL OBLIGATIONS - 25.1%
Arapahoe County School District #5,
 Cherry Creek, Callable 12/15/09 @ 100 (STAID)
   5.500%, 12/15/11                                            $         1,000   $         1,142
Boulder, Larimer & Weld Counties,
 School District #R-2, Thompson, Series A,
 Callable 12/15/04 @ 100 (STAID)
   5.900%, 12/15/06                                                      1,000             1,031
Boulder, Larimer & Weld Counties,
 St. Vrain Valley School District,
 Callable 12/15/13 @ 100 (MBIA) (STAID)
   5.250%, 12/15/14                                                      1,000             1,140
Denver City & County School District #1,
 Callable 12/01/13 @ 100 (FSA) (STAID)
   4.000%, 12/01/14                                                        500               517
Douglas & Elbert Counties,
 School District #1, Series A,
 Pre-refunded 12/15/04 @ 101 (MBIA) (STAID)
   6.400%, 12/15/11 (b)                                                  1,000             1,048
Eagle, Garfield & Routt Counties,
 School District #50-J,
 Pre-refunded 12/01/04 @ 102 (FGIC) (STAID)
   6.125%, 12/01/09 (b)                                                  1,040             1,096
El Paso County School District #20,
 Series A (STAID)
   6.100%, 12/15/05                                                        500               541
Elbert County School District #C-1, Elizabeth
   5.150%, 12/01/08                                                        500               564
Garfield County School District #RE-2,
 Callable 12/01/12 @ 100 (FSA) (STAID)
   5.250%, 12/01/19                                                      1,530             1,672
Garfield, Pitkin & Eagle Counties School District #1,
 Callable 06/15/04 @ 101 (MBIA) (STAID)
   6.000%, 12/15/04                                                        510               520
Jefferson County
 School District #R-001 (MBIA) (STAID)
   6.250%, 12/15/09                                                      1,000             1,192
Larimer County School District #R-1,
 Poudre (STAID)
   5.400%, 12/15/04                                                        750               773
Puerto Rico Commonwealth, Series C,
 Mandatory Put 07/01/08 @ 100
   5.000%, 07/01/18 (d)                                                  1,000             1,095
Summit County School District #R-1,
 Pre-refunded 12/01/04 @ 100
   6.450%, 12/01/08 (b)                                                  1,000             1,036
Summit County School District #RE-1 (FSA) (STAID)
   5.000%, 12/01/14                                                        500               564
Westglenn Metropolitan District,
 Callable 12/01/09 @ 100
   6.000%, 12/01/14                                                      1,220             1,326
                                                                                 ---------------
TOTAL GENERAL OBLIGATIONS                                                                 15,257
                                                                                 ---------------
CERTIFICATES OF PARTICIPATION - 6.5%
Aurora, Callable 12/01/04 @ 101 (MLO)
   6.000%, 12/01/06                                                      1,000             1,034
Colorado Springs Public Facility Authority,
 Old City Hall Project (FSA) (MLO)
   5.000%, 12/01/10                                                        200               226
Englewood Civic Center Project,
 Callable 12/01/08 @ 100 (MBIA) (MLO)
   4.900%, 06/01/13                                                        585               638
Garfield County Building (AMBAC) (MLO)
   5.750%, 12/01/09                                                        400               466

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                   PAR (000)/SHARES       VALUE (000)
------------------------------------------------------------------------------------------------
Garfield County Building Corporation,
 Callable 12/01/09 @ 101 (AMBAC) (MLO)
   5.300%, 12/01/11                                            $           400   $           451
Westminster Recreational Facilities,
 Callable 09/01/09 @ 101 (MBIA) (MLO)
   5.200%, 09/01/10                                                      1,000             1,125
                                                                                 ---------------
TOTAL CERTIFICATES OF PARTICIPATION                                                        3,940
                                                                                 ---------------
TOTAL MUNICIPAL BONDS
   (Cost $55,189)                                                                         60,194
                                                                                 ---------------
AFFILIATED MONEY MARKET FUND - 0.6%
First American Tax Free Obligations
 Fund, Cl Z (e)                                                        376,527               377
                                                                                 ---------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $377)                                                                               377
                                                                                 ---------------
TOTAL INVESTMENTS - 99.6%
   (Cost $55,566)                                                                         60,571
                                                                                 ---------------
OTHER ASSETS AND LIABILITIES, NET - 0.4%                                                     221
                                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                                        $        60,792
                                                                                 ---------------

(a) Escrowed to Maturity issues are usually backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b) Pre-refunded issues are usually backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(c)   The rate shown is the effective yield at the time of purchase.
(d) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2004.
(e) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2004, the aggregate market value of securities subject to the AMT was $75,815, which represents 0.1% of net assets.
Cl - Class
FGIC - Financial Guaranty Insurance Corporation
FSA - Financial Security Assurance
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
RAAI - Radian Asset Assurance Inc.
STAID - State Aid Withholding

COLORADO TAX FREE FUND

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.1%
REVENUE BONDS - 65.8%
EDUCATION - 7.6%
Colorado State Board of Agriculture,
 Auxiliary Facility Systems,
 Callable 03/01/07 @ 101 (AMBAC)
   5.125%, 03/01/17                                            $           200   $           216
Colorado State Educational & Cultural Facilities
 Authority, Ave Marie School Project,
 Callable 12/01/10 @ 100 (RAAI)
   6.000%, 12/01/16                                                        200               231
Colorado State Educational & Cultural Facilities
 Authority, Classical Academy Charter
 School Project
   6.375%, 12/01/11                                                        615               707
Colorado State Educational & Cultural Facilities
 Authority, Core Knowledge Charter School,
 Callable 11/01/09 @ 100
   6.850%, 11/01/16                                                        100               110
Colorado State Educational & Cultural Facilities
 Authority, University of Denver Project,
 Callable 03/01/11 @ 100 (AMBAC)
   5.350%, 03/01/20                                                        500               547
University of Northern Colorado, Auxiliary Facility
 System, Pre-refunded 06/01/07 @ 100 (MBIA)
   5.600%, 06/01/24 (a)                                                    165               184
                                                                                 ---------------
                                                                                           1,995
                                                                                 ---------------
HEALTHCARE - 17.9%
Boulder County Longmont United
 Hospital Project (RAAI)
   5.250%, 12/01/09                                                        260               291
   5.300%, 12/01/10                                                        330               370
Colorado State Health Facilities Authority,
 Covenant Retirement Communities, Series B,
 Callable 12/01/12 @ 101
   6.125%, 12/01/33                                                        350               364
Colorado State Health Facilities Authority,
 Evangelical Lutheran Health Facilities,
 Callable 12/01/10 @ 102
   6.900%, 12/01/25                                                        150               167
Colorado State Health Facilities Authority,
 National Jewish Medical & Research
 Center Project, Callable 01/01/08 @ 100
   5.375%, 01/01/16                                                        300               307
Colorado State Health Facilities Authority,
 Parkview Medical Center
   5.500%, 09/01/07                                                        500               541
   5.600%, 09/01/11                                                        300               331
Colorado State Health Facilities Authority,
 Portercare Adventist Project,
 Callable 11/15/11 @ 101
   6.500%, 11/15/23                                                        600               669
Colorado State Health Facilities Authority,
 Steamboat Springs Health Project,
 Callable 09/15/08 @ 101
   5.300%, 09/15/09                                                        250               259
Colorado State Health Facilities Authority,
 Vail Valley Medical Center,
 Callable 01/15/12 @ 100
   5.800%, 01/15/27                                                        500               518
Colorado State Health Facilities Authority,
 Vail Valley Medical Center, Series A,
 Callable 01/15/05 @ 101 (ACA)
   6.500%, 01/15/13                                                        250               258

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Delta County Memorial Hospital District,
 Callable 09/01/13 @ 100
   5.350%, 09/01/17                                            $           220   $           225
La Junta, Arkansas Valley Regional Medical
 Center Project, Callable 04/01/09 @ 101
   6.100%, 04/01/24                                                        100               102
Montrose Memorial Hospital,
 Callable 12/01/13 @ 102
   6.375%, 12/01/23                                                        130               139
University of Colorado Hospital Authority
   5.600%, 11/15/31                                                        100               103
                                                                                 ---------------
                                                                                           4,644
                                                                                 ---------------
HOUSING - 2.4%
Colorado State Housing Finance Authority,
 Multifamily Project, Class I, Series B-4,
 Callable 10/01/10 @ 100
   5.900%, 04/01/31                                                        100               106
Colorado State Housing Finance Authority,
 Series E-2, Callable 08/01/10 @ 105 (AMT)
   7.000%, 02/01/30                                                        100               102
Colorado State Housing Finance Authority,
 Single Family Housing Program, Series A-2,
 Callable 10/01/09 @ 105 (AMT)
   7.450%, 10/01/16                                                         30                31
Colorado State Housing Finance Authority,
 Single Family Housing Program, Series B-2,
 Callable 04/01/10 @ 105 (AMT)
   7.100%, 04/01/17                                                         65                66
El Paso County, Series D, Zero Coupon Bond,
 Escrowed to Maturity (AMT) (FSA) (GNMA)
   6.000%, 07/01/11 (b) (c)                                                400               306
                                                                                 ---------------
                                                                                             611
                                                                                 ---------------
MISCELLANEOUS - 4.4%
Colorado State Educational & Cultural Facilities
 Authority, Nashville Public Radio,
 Callable 04/01/12 @ 100
   5.875%, 04/01/22                                                        250               264
Colorado State Educational & Cultural Facilities
 Authority, National Conference of State Legislatures,
 Callable 06/01/11 @ 100
   5.250%, 06/01/21                                                        750               780
Denver City & County, Helen G. Bonfils Foundation
 Project, Series B, Callable 12/01/07 @ 100
   5.125%, 12/01/17                                                        100               108
                                                                                 ---------------
                                                                                           1,152
                                                                                 ---------------
RECREATIONAL FACILITY AUTHORITY - 0.8%
Hyland Hills Metropolitan Park & Recreational
 District, Series A, Callable 12/15/07 @ 101
   6.100%, 12/15/09                                                        200               218
                                                                                 ---------------
TAX REVENUE - 7.6%
Boulder County Sales & Use Tax, Series A,
 Callable 12/15/09 @ 101 (FGIC)
   5.800%, 12/15/16                                                        495               572
   6.000%, 12/15/19                                                        200               234
Douglas County Sales & Use Tax,
 Callable 10/15/10 @ 100 (FSA)
   5.625%, 10/15/20                                                        200               225
Highlands Ranch Metropolitan District #2,
 Callable 06/15/06 @ 101 (FSA)
   5.000%, 06/15/16                                                        200               214
Larimer County Sales & Use Tax,
 Callable 12/15/10 @ 100 (AMBAC)
   5.625%, 12/15/18                                            $           100   $           114
Metex Metropolitan District, Series A,
 Callable 12/01/07 @ 101 (MBIA)
   5.800%, 12/01/16                                                        350               395
Mountain Village Metropolitan District,
 San Miguel County,
 Callable 12/01/07 @ 101 (MBIA)
   5.200%, 12/01/17                                                        200               219
                                                                                 ---------------
                                                                                           1,973
                                                                                 ---------------
TRANSPORTATION - 11.9%
Denver City & County Airport, Series E,
 Callable 11/15/07 @ 101 (MBIA)
   5.250%, 11/15/23                                                        500               530
The E-470 Public State Authority, Series A,
 Callable 09/01/07 @ 101 (MBIA)
   5.000%, 09/01/16                                                        750               813
Northwest Parkway Public Highway Authority,
 Convertible, Zero Coupon Bond (AMBAC)
   5.000%, 06/15/14 (b)                                                    500               395
   5.160%, 06/15/15 (b)                                                    750               592
Northwest Parkway Public Highway Authority,
 Convertible, Zero Coupon Bond,
 Callable 06/15/16 @ 100 (AMBAC)
   5.700%, 06/15/21 (b)                                                  1,000               763
                                                                                 ---------------
                                                                                           3,093
                                                                                 ---------------
UTILITIES - 13.2%
Arapahoe County Water & Wastewater (MBIA)
   5.000%, 12/01/26                                                        250               261
Boulder Water & Sewer,
 Callable 12/01/10 @ 100
   5.700%, 12/01/19                                                        300               342
Broomfield Water Activity Enterprise,
 Callable 12/01/10 @ 101 (MBIA)
   5.500%, 12/01/19                                                        400               447
Colorado Water Power Development Authority
   5.250%, 09/01/11                                                        300               345
Denver City & County, Wastewater,
 Callable 11/01/12 @ 100 (FGIC)
   5.000%, 11/01/20                                                        500               531
   5.125%, 11/01/22                                                        250               266
Fort Collins Wastewater Utility Enterprise,
 Callable 12/01/10 @ 100 (FSA)
   5.500%, 12/01/20                                                        300               335
Platte River Power Authority, Series DD,
 Callable 06/01/07 @ 102 (MBIA)
   5.375%, 06/01/17                                                        500               552
Pueblo County Board of Waterworks, Series A,
 Callable 11/01/10 @ 100 (FSA)
   5.875%, 11/01/18                                                        305               354
                                                                                 ---------------
                                                                                           3,433
                                                                                 ---------------
TOTAL REVENUE BONDS                                                                       17,119
                                                                                 ---------------
GENERAL OBLIGATIONS - 17.4%
Adams & Arapahoe Counties
 Joint School District #28J, Aurora, Series C,
 Pre-refunded 12/01/12 @ 102 (STAID)
   5.350%, 12/01/15 (a)                                                    300               321

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Adams County School District #12,
 Callable 12/15/07 @ 101 (FGIC)
   5.400%, 12/15/16                                            $           250   $           283
Arapahoe County School District #5, Cherry Creek,
 Callable 12/15/09 @ 100 (STAID)
   5.500%, 12/15/19                                                        550               615
Boulder Open Space Acquisition,
 Callable 08/15/10 @ 100
   5.450%, 08/15/16                                                        350               394
Clear Creek School District #1,
 Pre-refunded 12/01/10 @ 100 (FSA) (STAID)
   5.750%, 12/01/17 (a)                                                    200               235
Denver City & County School District #1,
 Callable 12/01/13 @ 100 (FSA) (STAID)
   4.750%, 12/01/21                                                        250               258
Douglas County School District #RE-1,
 Callable 12/15/12 @ 100 (FSA)
   5.125%, 12/15/25                                                        750               792
Eagle Bend Metropolitan District #2,
 Callable 12/01/13 @ 100 (RAAI)
   5.250%, 12/01/23                                                        250               262
El Paso County School District #38,
 Pre-refunded 12/01/10 @ 100 (STAID)
   6.375%, 12/01/18 (a)                                                    200               242
   6.000%, 12/01/24 (a)                                                    250               297
El Paso County School District #49, Falcon,
 Series A, Callable 12/01/09 @ 105 (FSA) (STAID)
   6.000%, 12/01/18                                                        200               236
Morgan County School District #RE-3,
 Callable 12/01/09 @ 100 (AMBAC)
   4.800%, 12/01/18                                                        250               260
Pueblo County, School District #70,
 Pre-refunded 12/01/09 @ 100 (FGIC) (STAID)
   6.000%, 12/01/18 (a)                                                    100               118
Puerto Rico Commonwealth, Public Improvements,
 Callable 07/01/05 @ 101
   6.000%, 07/01/29                                                        200               214
                                                                                 ---------------
TOTAL GENERAL OBLIGATIONS                                                                  4,527
                                                                                 ---------------
CERTIFICATES OF PARTICIPATION - 14.9%
Arapahoe County Building Finance Authority,
 Callable 02/15/10 @ 100 (AMBAC)
   5.250%, 02/15/19                                                        400               434
   5.250%, 02/15/21                                                        650               698
Broomfield Open Space Park & Recreation Facilities,
 Callable 12/01/10 @ 100 (AMBAC)
   5.500%, 12/01/20                                                        800               888
Colorado Springs Old City Hall Project,
 Callable 12/01/10 @ 100 (FSA)
   5.500%, 12/01/17                                                        200               225
   5.500%, 12/01/20                                                        200               222
Denver City & County, Series A,
 Callable 05/01/10 @ 100 (MBIA)
   5.500%, 05/01/17                                                        400               449
Eagle County, Callable 12/01/09 @ 101 (MBIA)
   5.400%, 12/01/18                                                        300               332
Fremont County Lease,
 Callable 12/15/07 @ 101 (MBIA) (MLO)
   5.300%, 12/15/17                                                        250               282

DESCRIPTION                                                   PAR (000)/SHARES       VALUE (000)
------------------------------------------------------------------------------------------------
Garfield County,
Callable 12/01/09 @ 101 (AMBAC)
   5.750%, 12/01/19                                            $           300   $           343
                                                                                 ---------------
TOTAL CERTIFICATES OF PARTICIPATION                                                        3,873
                                                                                 ---------------
TOTAL MUNICIPAL BONDS
   (Cost $22,810)                                                                         25,519
                                                                                 ---------------
AFFILIATED MONEY MARKET FUND - 0.7%
First American Tax Free Obligations
 Fund, Cl Z (d)                                                        186,276               186
                                                                                 ---------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $186)                                                                               186
                                                                                 ---------------
TOTAL INVESTMENTS - 98.8%
   (Cost $22,996)                                                                         25,705
                                                                                 ---------------
OTHER ASSETS AND LIABILITIES, NET - 1.2%                                                     320
                                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                                        $        26,025
                                                                                 ---------------

(a) Pre-refunded issues are usually backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(b)  The rate shown is the effective yield at the time of purchase.
(c) Escrowed to Maturity issues are usually backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(d) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.
ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2004, the aggregate market value of securities subject to the AMT was $503,992, which represents 1.9% of net assets.
Cl - Class
FGIC - Financial Guaranty Insurance Corporation
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
RAAI - Radian Asset Assurance Inc.
STAID - State Aid Withholding

INTERMEDIATE TAX FREE FUND

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.7%
ALABAMA - 0.8%
Alabama State Docks Department,
 Callable 10/01/08 @ 102 (MBIA) (RB)
   5.250%, 10/01/10                                            $         3,000   $         3,387
Anniston, Regional Medical Center Board,
 Northeast Alabama Regional Medical
 Center Project, Escrowed to Maturity (RB)
   8.000%, 07/01/11 (a)                                                  1,400             1,749
West Jefferson Amusement & Public Park Authority,
 First Mortgage, Visionland Alabama Project,
 Pre-refunded 12/01/06 @ 102 (RB)
   7.500%, 12/01/08 (b)                                                    845               948
                                                                                 ---------------
                                                                                           6,084
                                                                                 ---------------
ALASKA - 1.1%
Alaska Energy Authority, Bradley Lake,
 Third Series (FSA) (RB)
   6.000%, 07/01/10                                                      2,610             3,076
Alaska State Housing Finance Corporation,
 Series A (MBIA) (RB)
   5.350%, 06/01/06                                                        380               382
Alaska State Housing Finance Corporation,
 Series A (RB)
   5.900%, 12/01/04                                                        700               721
Alaska State Housing Finance Corporation,
 Series A, Callable 06/01/04 @ 102 (RB)
   5.400%, 12/01/23                                                      3,000             3,050
Alaska State Housing Finance Corporation,
 Series A, Callable 12/01/05 @ 102 (MBIA) (RB)
   5.400%, 12/01/08                                                      1,000             1,053
                                                                                 ---------------
                                                                                           8,282
                                                                                 ---------------
ARIZONA - 2.9%
Arizona Health Facilities Authority, The Terraces
 Project, Series A, Callable 11/15/13 @101 (RB)
   7.500%, 11/15/23                                                      3,300             3,345
Arizona State Municipal Financing Program,
 Escrowed to Maturity (COP) (MLO)
   8.750%, 08/01/07 (a)                                                  1,500             1,829
Arizona State Municipal Financing Program,
 Series 15, Escrowed to Maturity (COP) (MLO)
   8.750%, 08/01/07 (a)                                                  2,085             2,541
Arizona State Transportation Highway Board (RB)
   8.000%, 07/01/05                                                      5,000             5,420
Maricopa County School District #69,
 Paradise Valley (GO) (MBIA)
   5.300%, 07/01/11                                                      1,000             1,150
Phoenix Street & Highway User (RB)
   6.500%, 07/01/09                                                        180               182
   6.250%, 07/01/11                                                        900               911
Tucson Airport Authority (FSA) (RB)
   5.000%, 06/01/13                                                      2,760             3,093
Yavapai County Industrial Development Authority,
 Waste Management Project,
 Mandatory Put 06/01/05 @ 100 (AMT) (RB)
   4.625%, 06/01/27                                                      2,000             2,060
                                                                                 ---------------
                                                                                          20,531
                                                                                 ---------------
ARKANSAS - 0.4%
Pulaski County, Residential Housing Facilities
 Board, Escrowed to Maturity (FHA) (RB) (VA)
   7.250%, 06/01/10 (a)                                                  2,640             3,033
                                                                                 ---------------
CALIFORNIA - 4.3%
ABAG Financial Authority, Archstone
 Redwood Housing Project, Series A (RB)
   5.300%, 10/01/08                                            $           290   $           309
ABC Unified School District, Series A (GO) (MBIA)
   4.900%, 02/01/20                                                      1,615             1,758
California State Department of Water, Series A,
 Callable 05/01/12 @ 101 (RB)
   5.875%, 05/01/16                                                      2,000             2,268
California State, Callable 08/01/13 @ 100 (GO)
   5.000%, 02/01/16                                                      1,000             1,053
   5.000%, 02/01/17                                                      2,000             2,094
California State, Callable 11/01/11 @ 100 (GO)
   5.000%, 11/01/18                                                      5,000             5,169
California State, Callable 02/01/14 @ 100 (GO)
   5.000%, 02/01/21                                                      1,500             1,536
California Statewide Communities Development
 Authority, Archstone Seascape,
 Mandatory Put 06/01/08 @ 100 (RB)
   5.250%, 06/01/29                                                      1,000             1,060
California Statewide Communities Development
 Authority, Elder Care Alliance, Series A (RB)
   7.250%, 11/15/11                                                      1,450             1,452
California Statewide Communities Development
 Authority, Kaiser Permanente, Series I,
 Mandatory Put 05/01/11 @ 100 (RB)
   3.450%, 04/01/35 (c)                                                    500               500
California Statewide Communities Development
 Authority, Los Angeles Jewish Home (CMI) (RB)
   5.000%, 11/15/12                                                      1,210             1,306
California Statewide Communities Development
 Authority, Multifamily Housing, Citrus Gardens
 Apartments, Callable 07/01/12 @ 102 (RB)
   5.375%, 07/01/26                                                        500               514
California Statewide Communities Development
 Authority, Waste Management Project,
 Mandatory Put 04/01/04 @ 100 (AMT) (RB)
   4.950%, 04/01/11                                                        750               751
Golden State Tobacco Securitization,
 Callable 06/01/10 @ 100 (GO) (MLO)
   5.600%, 06/01/28                                                      2,450             2,509
Golden State Tobacco Securitization,
 Series B (RB) (MLO)
   5.000%, 06/01/12                                                      1,000             1,081
La Verne, Brethren Hillcrest Homes, Series B,
 Callable 02/15/13 @ 101 (ACA) (COP)
   5.600%, 02/15/33                                                      1,150             1,205
Mountain View Los Altos School District,
 Callable 05/01/07 @ 102 (GO)
   6.500%, 05/01/17                                                      2,000             2,300
Roseville California JT High School,
 Callable 08/01/11 @ 101 (GO)
   5.100%, 08/01/19                                                        390               420
San Marcos, Escrowed to Maturity,
 Zero Coupon Bond (COP) (MLO)
   4.890%, 02/15/06 (a) (d)                                              1,085             1,054
San Mateo Unified High School District,
 Series B, Zero Coupon Bond (FGIC) (GO)
   5.150%, 09/01/17 (d)                                                  1,000               544
Victor Elementary School District, Series A,
 Zero Coupon Bond (FGIC) (GO)
   5.660%, 08/01/23 (d)                                                  2,030               765

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Woodland Financial Authority,
 Callable 03/01/13 @ 102 (MLO) (RB) (XLCA)
   4.700%, 03/01/19                                            $           815   $           853
   4.800%, 03/01/20                                                        855               896
                                                                                 ---------------
                                                                                          31,397
                                                                                 ---------------
COLORADO - 6.2%
Arapahoe County, Single Family,
 Escrowed to Maturity, Zero Coupon Bond (RB)
   3.340%, 09/01/10 (a) (d)                                              9,320             7,570
Colorado Department of
 Transportation (AMBAC) (RB)
   6.000%, 06/15/08                                                      3,000             3,452
Colorado Springs, Series A (RB) (VRDO)
   1.017%, 11/01/29                                                      1,900             1,900
Colorado State Educational & Cultural Facilities
 Authority, Bromley East Charter School Project,
 Callable 09/15/11 @ 100 (RB)
   6.750%, 09/15/15                                                      1,200             1,232
Colorado State Educational & Cultural Facilities
 Authority, Classical Academy Charter
 School Project, Escrowed to Maturity (RB)
   6.375%, 12/01/11 (a)                                                    880             1,012
Colorado State Educational & Cultural Facilities
 Authority, Classical Academy Charter School
 Project, Pre-refunded 12/01/11 @ 100 (RB)
   6.750%, 12/01/16 (b)                                                  1,500             1,856
   7.250%, 12/01/21 (b)                                                  1,500             1,902
Colorado State Educational & Cultural Facilities
 Authority, Pinnacle Charter School Project (RB)
   5.250%, 12/01/11                                                      1,490             1,694
Colorado State Health Facilities Authority,
 Catholic Health Initiatives, Series A (RB)
   5.000%, 03/01/12                                                        745               815
Colorado State Health Facilities Authority,
 Retirement Facilities, Escrowed to Maturity,
 Zero Coupon Bond (RB)
   5.500%, 07/15/20 (a) (d)                                             10,000             4,552
Colorado State Housing Finance Authority,
 Series A-2, Callable 05/01/06 @ 105 (RB)
   7.150%, 11/01/14                                                        235               236
Denver City & County School District #1,
 Callable 12/01/13 @ 100 (FSA) (GO) (STAID)
   4.000%, 12/01/14                                                      4,945             5,109
El Paso County School District #2, Harrison,
 Callable 12/01/11 @ 100 (FGIC) (GO) (STAID)
   5.500%, 12/01/16                                                      1,280             1,443
Jefferson County School District #R-1 (GO) (MBIA)
   6.500%, 12/15/11                                                      2,000             2,473
Jefferson County School District #R-1,
 Callable 12/15/08 @ 101 (FGIC) (GO) (STAID)
   5.250%, 12/15/11                                                      1,000             1,125
Loveland, Escrowed to Maturity (GO)
   8.875%, 11/01/05 (a)                                                    745               805
Mesa County, Escrowed to Maturity,
 Zero Coupon Bond (RB)
   3.539%, 12/01/11 (a) (d)                                              5,500             4,199
Montrose Memorial Hospital,
 Callable 12/01/13 @ 102 (RB)
   5.700%, 12/01/17                                                      2,170             2,239
Westminster Water & Wastewater
 Utilities Improvement,
 Callable 12/01/04 @ 100 (AMBAC) (RB)
   6.000%, 12/01/09                                                      1,000             1,030
                                                                                 ---------------
                                                                                          44,644
                                                                                 ---------------
CONNECTICUT - 0.7%
Mashantucket Western Pequot Tribe, Series A,
 Callable 09/01/06 @ 102,
 Pre-refunded 09/01/07 @ 101 (RB)
   6.400%, 09/01/11 (b) (e)                                    $         4,170   $         4,768
                                                                                 ---------------
DELAWARE - 0.7%
Delaware State Economic Development Authority,
 Pre-refunded 07/01/05 @ 102 (RB)
   7.625%, 07/01/25 (b)                                                  2,800             3,070
Delaware State Health Facilities Authority,
 Partially Pre-refunded 04/01/04
 and 10/01/04 @ 100 (RB)
   7.000%, 10/01/15 (b)                                                  1,265             1,303
New Castle County, Callable 04/01/04 @ 102 (GO)
   5.300%, 10/01/05                                                        710               726
                                                                                 ---------------
                                                                                           5,099
                                                                                 ---------------
FLORIDA - 1.5%
Escambia County Health Facilities Authority,
 Ascension Health Credit, Series A (RB)
   5.250%, 11/15/14                                                      2,000             2,226
Greater Orlando Aviation Authority, Airport
 Facilities (AMT) (FGIC) (RB)
   5.250%, 10/01/09                                                      1,815             2,017
Lee County Industrial Development Authority,
 Shell Point Village Health Project, Series A (RB)
   5.500%, 11/15/08                                                      1,000             1,090
Palm Beach County Health Facilities Authority,
 Abbey Delray South, Life Care Retirement
 Community (RB)
   5.250%, 10/01/13                                                      1,400             1,454
Palm Beach County Housing Facilities,
 Lourdes Noreen McKeen (RAAI) (RB)
   3.500%, 12/01/08                                                        785               815
   3.750%, 12/01/09                                                        815               848
Tampa Excise Tax, Callable 04/01/04 @ 100 (RB)
   6.125%, 04/01/08                                                      2,000             2,213
                                                                                 ---------------
                                                                                          10,663
                                                                                 ---------------
GEORGIA - 0.2%
Cherokee County Water & Sewer Authority,
 Escrowed to Maturity,
 Callable 08/01/04 @ 101.50 (MBIA) (RB)
   11.250%, 08/01/07 (a)                                                 1,445             1,755
                                                                                 ---------------
HAWAII - 1.4%
Hawaii State Airport System,
 Series B (AMT) (FGIC) (RB)
   6.250%, 07/01/06                                                      2,000             2,194
Hawaii State Harbor System,
 Series A (AMT) (FSA) (RB)
   5.250%, 07/01/08                                                      2,270             2,520
Hawaii State, Series CY (FSA) (GO)
   5.250%, 02/01/10                                                      5,000             5,672
                                                                                 ---------------
                                                                                          10,386
                                                                                 ---------------
IDAHO - 0.1%
Ada & Canyon Counties, Joint School District #2,
 Pre-refunded 07/30/05 @ 101 (GO)
   5.500%, 07/30/11 (b)                                                  1,000             1,067
                                                                                 ---------------
ILLINOIS - 17.4%
Bolingbrook, Capital Appreciation, Escrowed to
 Maturity, Zero Coupon Bond (FGIC) (GO)
   4.950%, 01/01/06 (a) (d)                                              1,000               973

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Bolingbrook, Capital Appreciation,
 Zero Coupon Bond (GO)
   4.850%, 01/01/05 (d)                                        $         1,080   $         1,071
Champaign County Community Unit School
 District #004 (GO)
   8.250%, 01/01/09                                                      1,315             1,635
Chicago Water, Zero Coupon Bond (FGIC) (RB)
   6.776%, 11/01/08 (d)                                                  5,150             4,563
   5.260%, 11/01/09 (d)                                                  6,450             5,462
Chicago, City Colleges,
 Zero Coupon Bond (FGIC) (GO)
   5.900%, 01/01/15 (d)                                                 10,000             6,316
Chicago, Midway Airport Project,
 Series C (MBIA) (RB)
   5.500%, 01/01/14                                                      1,300             1,483
Chicago, Park District, Parking Facilities
 Authority (ACA) (RB)
   5.500%, 01/01/08                                                      3,585             4,011
Chicago, Project & Refunding (FSA) (GO)
   5.500%, 01/01/13                                                      1,000             1,157
Chicago, Project & Refunding, Series A (FGIC) (GO)
   5.250%, 01/01/11                                                      5,000             5,676
Chicago, Single Family Mortgages, Series A,
 Callable 03/01/06 @ 103 (AMT) (FHLMC)
 (FNMA) (GNMA) (RB)
   5.250%, 03/01/13                                                         55                56
Cook County Community High School
 District #219, Zero Coupon Bond (FSA) (GO)
   4.900%, 12/01/07 (d)                                                  1,560             1,434
Cook County Community Unit School District #65,
 Evanston, Series A (FSA) (GO)
   6.375%, 05/01/09                                                      3,000             3,544
Cook County Community Unit School District #102,
 Zero Coupon Bond (FGIC) (GO)
   5.200%, 12/01/13 (d)                                                  2,440             1,663
Cook County Community Unit School District #401
 Elmwood Park, Zero Coupon Bond (FSA) (GO)
   5.800%, 12/01/11 (d)                                                  3,625             2,767
Cook County High School District #200, Oak Park,
 Zero Coupon Bond (FSA) (GO)
   4.900%, 12/01/06 (d)                                                  2,265             2,154
Cook County School District #123, Oak Lawn,
 Capital Appreciation,
 Zero Coupon Bond (MBIA) (GO)
   5.100%, 12/01/15 (d)                                                  2,250             1,360
Cook County, Escrowed to Maturity (MBIA) (GO)
   7.250%, 11/01/07 (a)                                                  2,000             2,204
Cook County, Series A (MBIA) (GO)
   6.250%, 11/15/11                                                      1,000             1,210
Du Page County Community High School
 District #94, West Chicago (FSA) (GO)
   7.250%, 11/01/09                                                      1,780             2,196
Granite Single Family Mortgage (RB)
   7.750%, 10/01/11                                                        760               920
Illinois Development Finance Authority,
 Midwestern University, Series B,
 Callable 05/15/11 @ 101 (RB)
   5.750%, 05/15/16                                                        350               377
Illinois Health Facilities Authority, St. Benedict,
 Series 2003A-2, Callable 11/15/05 @ 100 (RB)
   5.750%, 11/15/15                                                      2,750             2,755
Illinois State (AMBAC) (COP) (MLO)
   6.000%, 07/01/06                                                      1,000             1,097
Illinois State Development Finance Authority,
 Elgin School District, Zero Coupon Bond (RB)
   5.210%, 01/01/18 (d)                                        $         2,750   $         1,442
Illinois State Development Finance Authority,
 Elmhurst Community School #205,
 Callable 01/01/11 @ 100 (FSA) (RB)
   6.375%, 01/01/13                                                      1,025             1,222
Illinois State Development Finance Authority,
 Waste Management Project (AMT) (RB)
   5.850%, 12/01/07                                                      1,000             1,085
Illinois State Educational Facilities Authority,
 Loyola University of Chicago, Series A,
 Escrowed to Maturity (RB)
   7.000%, 07/01/07 (a)                                                  1,000             1,133
Illinois State Educational Facilities Authority,
 The Art Institute of Chicago,
 Mandatory Put 03/01/06 @ 100 (RB)
   4.700%, 03/01/30                                                      4,500             4,722
Illinois State Health Facilities Authority (RB)
   6.500%, 02/15/06                                                      1,130             1,221
Illinois State Health Facilities Authority,
 Covenant Retirement Communities,
 Series A (RAAI) (RB)
   3.875%, 12/01/08                                                      1,000             1,052
   4.350%, 12/01/10                                                      1,605             1,707
Illinois State Health Facilities Authority,
 Evangelical, Escrowed to Maturity (RB)
   6.750%, 04/15/12 (a)                                                  1,320             1,606
Illinois State Health Facilities Authority,
 Mercy Hospital & Medical Center,
 Escrowed to Maturity,
 Callable 04/01/04 @ 100 (RB)
   10.000%, 01/01/15 (a)                                                   780             1,091
Illinois State Sales Tax (RB)
   6.000%, 06/15/09                                                      2,500             2,920
   5.100%, 06/15/10                                                      2,000             2,260
Illinois State, First Series,
 Callable 08/01/10 @ 100 (GO)
   5.500%, 08/01/15                                                      4,500             5,089
Illinois State, Pre-refunded
 06/01/09 @ 101 (FGIC) (GO)
   5.375%, 06/01/10 (b)                                                  2,000             2,297
Kane County School District #129,
 Aurora West Side, Series A (GO) (MBIA)
   6.500%, 02/01/07                                                      1,000             1,125
Lake County Community School District #50,
 Woodland, Series A,
 Callable 12/01/08 @ 100 (FGIC) (GO)
   5.000%, 12/01/09                                                      1,000             1,104
Lake County Community Unit School District #50,
 Woodland (GO) (MBIA)
   8.500%, 01/01/07                                                      1,460             1,716
Lake County Community Unit School District #60,
 Waukegan, Series B (FSA) (GO)
   6.000%, 12/01/07                                                      2,785             3,181
   7.500%, 12/01/08                                                      3,640             4,457
Lake County School District #56,
 Gurnee (FGIC) (GO)
   8.375%, 01/01/10                                                      1,290             1,662
Madison & Jersey Counties Unit School
 District #11, Alton, Capital Appreciation,
 Zero Coupon Bond (FSA) (GO)
   5.350%, 12/01/19 (d)                                                  2,100               993

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority,
 State Sales Tax, Series A,
 Zero Coupon Bond (FGIC) (RB)
   5.000%, 06/15/09 (d)                                        $            35   $            30
Metropolitan Pier & Exposition Authority,
 State Sales Tax, Series A,
 Callable 06/15/06 @ 102 (AMBAC) (RB)
   6.000%, 06/15/07                                                        750               830
Metropolitan Pier & Exposition Authority,
 State Sales Tax, Series A,
 Callable 12/15/09 @ 101 (FGIC) (RB)
   5.550%, 12/15/11                                                        675               774
Metropolitan Pier & Exposition Authority,
 State Sales Tax, Series A, Escrowed to Maturity,
 Zero Coupon Bond (FGIC) (RB)
   5.000%, 06/15/09 (a) (d)                                              1,465             1,262
Metropolitan Pier & Exposition Authority,
 State Sales Tax, Series A,
 Pre-refunded 06/15/06 @ 102 (AMBAC) (RB)
   6.000%, 06/15/07 (b)                                                    250               279
Morton Grove Residential Housing,
 Escrowed to Maturity (MBIA) (RB)
   7.350%, 09/01/09 (a) (e)                                              5,570             6,888
Rockford School District #205 (FGIC) (GO)
   5.000%, 02/01/14                                                        500               558
Springfield Electric Revenue (MBIA) (RB)
   6.000%, 03/01/06                                                      1,050             1,138
St. Clair County,
 Callable 10/01/09 @ 102 (FGIC) (GO)
   6.000%, 10/01/11                                                      1,000             1,175
St. Clair County, Public Building,
 Series C (FGIC) (RB) (MLO)
   6.000%, 12/01/09                                                      2,175             2,552
Will County School District #86,
 Zero Coupon Bond (FSA) (GO)
   5.600%, 11/01/17 (d)                                                  3,870             2,087
Will County School District #365,
 Zero Coupon Bond (FSA) (GO)
   4.530%, 11/01/05 (d)                                                  1,685             1,648
Winnebago & Boone Counties School
 District #205, Series C,
 Partially Escrowed to Maturity (FGIC) (GO)
   6.000%, 02/01/08 (a)                                                  5,065             5,765
Winnebago County School District #122,
 Harlem-Love Park, Zero Coupon Bond (FSA) (GO)
   5.200%, 01/01/17 (d)                                                  3,000             1,680
                                                                                 ---------------
                                                                                         125,835
                                                                                 ---------------
INDIANA - 2.1%
Crown Point Multi-School Building,
 First Mortgage (MBIA) (MLO) (RB)
   7.625%, 01/15/08                                                      1,000             1,191
Evansville Vanderburgh, Public Leasing,
 Callable 01/15/12 @ 100 (MBIA) (MLO) (RB)
   5.750%, 07/15/18                                                      1,000             1,120
Franklin Township Independent School Building
 Corporation (RB)
   5.750%, 07/15/09                                                      1,235             1,432
Gary Sanitation District,
 Special Tax District (GO) (RAAI)
   3.750%, 02/01/11                                                      1,260             1,286
Indiana State Educational Facilities Authority,
 St. Joseph's College Project (RB)
   6.100%, 10/01/09                                                      1,200             1,330
Indiana State Educational Facilities Authority,
 St. Joseph's College Project,
 Callable 10/01/09 @ 102 (RB)
   6.600%, 10/01/14                                            $         1,410   $         1,527
Indiana State Housing Authority, Series B-1,
 Callable 07/01/05 @ 102 (RB)
   6.150%, 07/01/17                                                        435               442
Indiana Transportation Finance Authority,
 Escrowed to Maturity,
 Callable 06/01/11 @ 100 (RB)
   5.750%, 06/01/12 (a)                                                    180               210
Indiana Transportation Finance Authority,
 Series A (AMBAC) (RB)
   5.750%, 06/01/12                                                      1,820             2,141
Indiana University, Series K,
 Zero Coupon Bond (MBIA) (RB)
   5.360%, 08/01/11 (d)                                                    750               580
Indianapolis Industry Local Public Improvement
 Board, Series D (RB)
   6.600%, 02/01/07                                                      1,960             2,208
St. Joseph County Hospital,
 Callable 02/15/08 @ 101 (MBIA) (RB)
   4.750%, 08/15/12                                                      1,000             1,054
Zionsville Community Schools Building,
 First Mortgage Bonds,
 Callable 01/15/12 @ 100 (FGIC) (MLO) (RB) (STAID)
   5.750%, 07/15/15                                                        775               879
                                                                                 ---------------
                                                                                          15,400
                                                                                 ---------------
IOWA - 0.8%
Iowa Higher Education Authority,
 Callable 10/01/12 @ 100 (ACA) (RB)
   5.500%, 10/01/28                                                      2,000             2,115
Iowa Higher Education Authority,
 Central College (RB)
   5.450%, 10/01/26                                                      1,000             1,049
Muscatine Electric, Escrowed to Maturity,
 Callable 07/01/04 @ 100 (RB)
   9.700%, 01/01/13 (a)                                                  2,140             2,834
                                                                                 ---------------
                                                                                           5,998
                                                                                 ---------------
KANSAS - 1.4%
Butler County Public Building Authority
 (MBIA) (MLO) (RB)
   6.375%, 10/01/10                                                      1,000             1,208
Hays Water & Sewer, Escrowed to Maturity,
 Callable 09/01/04 @ 100 (RB)
   6.500%, 03/01/07 (a)                                                  1,000             1,133
Johnson County Residual Housing,
 Escrowed to Maturity, Zero Coupon Bond,
 Callable 05/01/12 @ 100 (RB)
   3.800%, 05/01/12 (a) (d)                                              7,500             5,529
Sedgwick & Shawnee Counties, Single Family
 Mortgages, Series A-2 (GNMA) (RB)
   6.700%, 06/01/29                                                      1,110             1,143
Sedgwick County School District #267
 (AMBAC) (GO)
   5.250%, 11/01/12                                                      1,045             1,198
                                                                                 ---------------
                                                                                          10,211
                                                                                 ---------------
KENTUCKY - 1.0%
Kentucky State Economic Development Finance
 Authority, Scottsville Medical Center, Series A,
 Pre-refunded 11/01/04 @ 103 (RB)
   9.000%, 11/01/24 (b)                                                  2,215             2,377

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Kentucky State Turnpike Authority,
 Escrowed to Maturity (RB)
   7.200%, 07/01/09 (a)                                        $         1,240   $         1,412
Kentucky State Turnpike Authority, Escrowed to
 Maturity, Callable 04/01/04 @ 100 (RB)
   6.000%, 07/01/11 (a)                                                    815               920
Louisville Water, Escrowed to Maturity (RB)
   6.000%, 11/15/07 (a)                                                  1,250             1,419
Louisville Water, Escrowed to Maturity,
 Callable 04/01/04 @ 101 (RB)
   6.375%, 11/01/07 (a)                                                  1,000             1,024
                                                                                 ---------------
                                                                                           7,152
                                                                                 ---------------
LOUISIANA - 0.3%
Louisiana Local Government Environmental
 Facilities, Community Development Authority,
 Callable 01/01/12 @ 101 (AMT) (RB)
   6.650%, 01/01/25                                                        840               874
Orleans Parish, Parishwide School District,
 Series A (FGIC) (GO)
   7.375%, 09/01/07                                                      1,145             1,349
                                                                                 ---------------
                                                                                           2,223
                                                                                 ---------------
MAINE - 0.3%
Maine Municipal Bond Bank, Series B (FSA) (GO)
   5.750%, 11/01/10                                                      2,000             2,352
                                                                                 ---------------
MASSACHUSETTS - 4.0%
Boston Industrial Development Financing
 Authority, Crosstown Center Project,
 Callable 09/01/12 @ 102 (AMT) (RB)
   6.500%, 09/01/35                                                      2,000             1,999
Massachusetts Bay Transportation Authority,
 General Transportation System Project,
 Series C (FGIC) (RB)
   5.750%, 03/01/10                                                      2,100             2,442
Massachusetts Bay Transportation Authority,
 Series A (RB)
   6.250%, 03/01/12                                                      1,875             2,258
Massachusetts State Commonwealth, Special
 Obligation, Series A (RB)
   5.500%, 06/01/13                                                      1,000             1,164
Massachusetts State Health & Educational
 Facilities Authority, Partners Healthcare System,
 Series A, Callable 07/01/07 @ 101 (MBIA) (RB)
   5.100%, 07/01/10                                                      3,000             3,269
Massachusetts State Port Authority (RB)
   5.750%, 07/01/12                                                      1,000             1,164
Massachusetts State Port Authority, Escrowed to
 Maturity, Callable 04/01/04 @ 100 (RB)
   13.000%, 07/01/13 (a)                                                 4,515             6,773
Massachusetts State, Multi-Family Housing,
 Escrowed to Maturity,
 Callable 04/01/04 @ 100 (FHA) (RB)
   6.350%, 04/01/08 (a)                                                  1,000             1,000
Massachusetts State, Series A,
 Callable 01/01/11 @ 100 (GO)
   5.125%, 01/01/16                                                      3,000             3,371
Massachusetts State, Series B,
 Pre-refunded 05/01/10 @ 100 (GO)
   5.000%, 05/01/12 (b)                                                  5,000             5,598
                                                                                 ---------------
                                                                                          29,038
                                                                                 ---------------
MICHIGAN - 5.2%
Chippewa Valley Schools,
 Callable 05/01/12 @ 100 (GO) (MQSBLF)
   5.500%, 05/01/14                                            $         1,775   $         2,024
Constantine Public Schools,
 Callable 11/01/12 @ 100 (GO) (MQSBLF)
   5.000%, 05/01/15                                                      1,050             1,150
   5.000%, 05/01/16                                                      1,075             1,168
Detroit (AMT) (FSA) (GO)
   5.750%, 04/01/09                                                      1,255             1,425
Detroit Water Supply, Escrowed to Maturity,
 Callable 04/01/04 @ 101 (FGIC) (RB)
   6.250%, 07/01/12 (a)                                                    285               289
Gibraltar School District,
 Callable 11/01/12 @ 100 (GO) (MQSBLF)
   5.500%, 05/01/15                                                      1,175             1,329
Lakeshore Public Schools,
 Callable 05/01/11 @ 100 (GO)
   5.000%, 05/01/12                                                      1,260             1,398
Lakeview Public Schools,
 Callable 05/01/11 @ 100 (GO)
   5.000%, 05/01/14                                                      1,985             2,176
Michigan State Hospital Finance Authority,
 Ascension Health Credit, Series B,
 Mandatory Put 11/15/05 @ 100 (RB)
   5.200%, 11/15/33                                                      3,000             3,183
Michigan State Hospital Finance Authority,
 Henry Ford Health Systems, Series A,
 Callable 03/01/13 @ 100 (RB)
   5.500%, 03/01/15                                                      3,500             3,800
Michigan State Hospital Finance Authority,
 Henry Ford Hospital, Escrowed to Maturity,
 Callable 04/01/04 @ 100 (RB)
   9.000%, 05/01/08 (a)                                                  4,500             5,300
Michigan State Housing Development Authority,
 Green Hill Project,
 Callable 07/15/04 @ 102 (FNMA) (RB)
   5.125%, 07/15/08                                                      1,800             1,847
Michigan State Strategic Fund, Dow-Chemical
 Project, Mandatory Put 06/01/06 @ 100 (RB)
   3.800%, 06/01/14 (c)                                                  2,200             2,274
Oakland University,
 Callable 05/15/05 @ 102 (MBIA) (RB)
   5.600%, 05/15/10                                                      1,000             1,065
Rochester Community School District, Series 1,
 Pre-refunded 05/01/10 @ 100 (FGIC) (GO)
   5.375%, 05/01/11 (b)                                                  2,000             2,292
Romulus Economic Development Corporation,
 Partnership Project, Escrowed to Maturity,
 Callable 04/01/04 @ 101.50 (RB)
   7.000%, 11/01/15 (a)                                                  1,300             1,660
Wayne Charter County Airport, Series A,
 Callable 12/01/08 @ 101 (AMT) (MBIA) (RB)
   5.250%, 12/01/09                                                      5,000             5,516
                                                                                 ---------------
                                                                                          37,896
                                                                                 ---------------
MINNESOTA - 3.7%
Lakeville Independent School District #194,
 School Building, Series C (FSA) (GO) (MSDCEP)
   4.500%, 02/01/12                                                      1,000             1,092
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B (AMT) (FGIC) (RB)
   5.750%, 01/01/10                                                      1,000             1,130

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B,
 Callable 01/01/08 @ 101 (AMBAC) (AMT) (RB)
   5.375%, 01/01/10                                            $         3,000   $         3,250
Minneapolis Hospital & Rehabilitation,
 Escrowed to Maturity (RB)
   10.000%, 06/01/13 (a)                                                 1,035             1,388
Minnesota Agriculture & Economic Development
 Board, Health Care Systems, Series A,
 Callable 11/15/10 @ 101 (RB)
   5.875%, 11/15/11                                                      2,135             2,447
Monticello, Big Lake Community Hospital District,
 Health Care Facilities, Series C (RB)
   5.250%, 12/01/11                                                      1,940             2,049
Moorhead Independent School District #152,
 Callable 04/01/12 @ 100 (FGIC) (GO) (MSDCEP)
   5.000%, 04/01/13                                                      1,270             1,419
Robbinsdale Independent School
 District #281 (GO) (MSDCEP)
   5.000%, 02/01/09                                                      1,250             1,395
Robbinsdale Independent School District #281,
 Callable 02/01/09 @ 100 (GO) (MSDCEP)
   5.250%, 02/01/12                                                      1,435             1,607
South Washington County Independent School
 District #833, Series A,
 Callable 02/01/10 @ 100 (GO) (MSDCEP)
   5.300%, 02/01/11                                                      1,000             1,126
St. Paul Housing & Redevelopment Authority,
 Callable 08/01/06 @ 102.50 (AMBAC) (RB)
   6.400%, 02/01/07                                                      1,195             1,343
   6.400%, 08/01/07                                                      1,205             1,359
   6.500%, 02/01/09                                                      1,315             1,484
St. Paul Port Authority Hotel,
 Pre-refunded 08/01/08 @ 100 (RB)
   8.050%, 08/01/21 (b)                                                  2,335             2,867
St. Paul Port Authority, Office Building at
 Cedar St.-03-12 (MLO)
   4.000%, 12/01/11                                                      2,045             2,181
St. Paul Port Authority, Office Building at
 Robnert St.-3-11 (MLO)
   3.250%, 12/01/09                                                        500               519
                                                                                 ---------------
                                                                                          26,656
                                                                                 ---------------
NEBRASKA - 1.7%
Douglas County Hospital Authority #002,
 Medical Center (GTY) (RB)
   5.000%, 11/15/11                                                      2,860             3,140
Douglas County Hospital Authority #1,
 Immanuel Medical Center,
 Callable 09/01/07 @ 102 (AMBAC) (RB)
   4.800%, 09/01/08                                                      1,400             1,540
Nebraska Educational Finance Authority,
 Creighton University Project,
 Callable 01/01/06 @ 101 (AMBAC) (RB)
   5.600%, 01/01/07                                                      2,500             2,684
Nebraska Educational Telecommunication
 Commission, Leasing Project,
 Series 2000 (MLO) (RB)
   6.000%, 02/01/06                                                      1,275             1,375
Nebraska Investment Financial Authority,
 Great Plains Regional Medical Center (RAAI) (RB)
   4.700%, 11/15/11                                                        500               540
Nebraska Investment Financial Authority,
 Great Plains Regional Medical Center,
 Callable 05/15/12 @ 100 (RAAI) (RB)
   4.800%, 11/15/12                                            $           500   $           538
   4.900%, 11/15/13                                                        600               644
Omaha Northwest Library Facilities,
 Callable 08/15/07 @ 102 (MLO) (RB)
   5.250%, 08/15/12                                                        975             1,088
University of Nebraska, Lincoln Student Fees &
 Facilities, Series B,
 Callable 11/15/13 @ 100 (RB)
   4.000%, 07/01/15                                                        500               506
                                                                                 ---------------
                                                                                          12,055
                                                                                 ---------------
NEVADA - 1.5%
Carson City, Carson-Tahoe Hospital Project (RB)
   5.750%, 09/01/11                                                      1,000             1,109
   5.750%, 09/01/12                                                      1,055             1,166
Clark County School District, Building &
 Renovation, Series B,
 Callable 06/15/07 @ 101 (FGIC) (GO)
   5.750%, 06/15/08                                                      1,000             1,132
Nevada State, Callable 06/01/08 @ 100 (GO)
   5.250%, 06/01/11                                                      3,000             3,319
Washoe County, Escrowed to Maturity,
 Callable 08/01/04 @ 100 (GO)
   9.875%, 08/01/09 (a)                                                  3,455             4,335
                                                                                 ---------------
                                                                                          11,061
                                                                                 ---------------
NEW HAMPSHIRE - 0.1%
New Hampshire Health & Educational Facilities
 Authority, Southern New Hampshire Medical
 Center, Series A (RAAI) (RB)
   5.000%, 10/01/13                                                        790               864
                                                                                 ---------------
NEW JERSEY - 1.5%
New Jersey Health Care Facilities,
 Capital Health Systems, Series A (RB)
   5.500%, 07/01/12                                                      1,500             1,650
New Jersey State Transportation Trust Fund
  Authority, Series A (RB)
   5.500%, 06/15/08                                                      2,000             2,255
New Jersey State Turnpike Authority,
 Escrowed to Maturity (RB)
   6.750%, 01/01/09 (a)                                                    820               890
New Jersey State Turnpike Authority,
 Series A (MBIA) (RB)
   5.500%, 01/01/09                                                      5,000             5,685
                                                                                 ---------------
                                                                                          10,480
                                                                                 ---------------
NEW MEXICO - 1.2%
Farmington, Pre-refunded 07/01/05 @ 100 (RB)
   9.875%, 01/01/13 (b)                                                  7,575             8,308
                                                                                 ---------------
NEW YORK - 3.4%
Hempstead Town Industrial Development Agency,
 Callable 12/01/06 @ 102 (MBIA) (RB)
   5.000%, 12/01/08                                                      2,000             2,171
Long Island Power Authority, Series B (RB)
   5.250%, 12/01/13                                                      4,000             4,463
New York City Transitional Finance Authority,
 Series A, Callable 11/01/11 @ 100 (RB)
   5.500%, 11/01/26                                                      1,000             1,141

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
New York State Dormitory Authority,
Mental Health Services Facilities,
Callable 08/15/10 @ 100 (FSA) (RB)
   5.750%, 02/15/11                                            $         1,200   $         1,367
New York State Dormitory Authority,
 State Personal Income Tax, Series A (FSA) (RB)
   5.500%, 03/15/12                                                      2,000             2,316
New York State Environmental Facilities,
 Pollution Control, Series D,
 Pre-refunded 11/15/04 @ 102 (RB)
   6.400%, 05/15/06 (b)                                                    530               558
New York State Environmental Facilities,
 Pollution Control, Series D-02,
 Callable 11/15/04 @ 102 (RB)
   6.400%, 05/15/06                                                        225               236
New York State Environmental Facilities,
 Pollution Control, Series D-02,
 Pre-refunded 11/15/04 @ 102 (RB)
   6.400%, 05/15/06 (b)                                                    495               521
New York, Series A, Callable 08/01/12 @ 100 (GO)
   5.750%, 08/01/15                                                      3,220             3,611
New York, Series C, Callable 03/15/12 @ 100 (GO)
   5.500%, 03/15/14                                                      3,000             3,323
New York, Series D (GO)
   5.500%, 06/01/12                                                      2,000             2,257
New York, Series G (GO) (XLCA)
   5.500%, 08/01/12                                                      2,000             2,298
                                                                                 ---------------
                                                                                          24,262
                                                                                 ---------------
NORTH CAROLINA - 0.8%
North Carolina Eastern Power Agency,
 Series D (RB)
   5.375%, 01/01/13                                                      2,955             3,227
North Carolina Power Agency #1, Series A,
 Callable 01/01/13 @ 100 (FSA) (RB)
   5.250%, 01/01/16                                                      2,000             2,211
                                                                                 ---------------
                                                                                           5,438
                                                                                 ---------------
NORTH DAKOTA - 0.2%
Fargo Health Systems, Meritcare Obligated Group,
 Series A (FSA) (RB)
   5.000%, 06/01/09                                                        715               796
North Dakota State Industrial Commission,
 Lignite Program, Series A (RB)
   5.750%, 11/15/05                                                        500               524
                                                                                 ---------------
                                                                                           1,320
                                                                                 ---------------
OHIO - 1.6%
Lorain County Hospital Facilities,
 Catholic Healthcare Partners, Series B,
 Callable 09/01/07 @ 102 (MBIA) (RB)
   5.375%, 09/01/09                                                      1,000             1,114
Ohio State Building Authority, Administration
 Building Fund Project, Series A,
 Callable 10/01/08 @ 101 (MLO) (RB)
   5.250%, 10/01/09                                                      3,000             3,364
Ohio State Building Authority, Adult Correctional
 Facilities Project, Series A (MBIA) (MLO) (RB)
   5.500%, 10/01/04                                                      1,000             1,022
Ohio State Water Development Authority,
 Escrowed to Maturity,
 Callable 06/01/04 @ 100 (RB)
   9.375%, 12/01/10 (a)                                                  2,320             2,811
Richland County Hospital Facilities, Series A (RB)
   5.450%, 11/15/04                                            $           690   $           707
   5.500%, 11/15/05                                                        725               765
   5.550%, 11/15/06                                                        765               828
   5.650%, 11/15/08                                                        595               664
                                                                                 ---------------
                                                                                          11,275
                                                                                 ---------------
OKLAHOMA - 2.6%
Cherokee County Economic, Zero Coupon Bond,
 Escrowed to Maturity (AMBAC) (RB)
   5.610%, 11/01/11 (a) (d)                                              3,340             2,564
Oklahoma City Industrial & Cultural Facilities,
 Oklahoma City Project,
 Callable 10/01/14 @ 101 (AMT) (RB)
   5.750%, 01/01/23                                                      1,430             1,371
Oklahoma County Housing Finance Authority,
 Series B, Zero Coupon Bond,
 Pre-refunded 03/01/06 @ 56.92 (RB)
   5.740%, 07/01/12 (b) (d)                                              3,690             2,035
Oklahoma Housing Finance Agency, Series A-2,
 Callable 05/01/05 @ 100 (FNMA) (RB)
   5.500%, 11/01/25                                                      3,000             3,115
South Oklahoma City, Callable 04/01/04 @ 100,
 Pre-refunded 02/01/10 @ 100 (RB)
   9.750%, 02/01/13 (b)                                                  3,845             4,968
Tulsa County Home Finance Authority,
 Escrowed to Maturity (RB)
   6.900%, 08/01/10 (a)                                                  1,710             2,101
Tulsa Educational Facilities Authority,
 Holland Hall School Project, Series B,
 Callable 12/01/08 @ 101 (RB)
   4.600%, 12/01/09                                                      1,195             1,288
Tulsa Metropolitan Utility Authority,
 Callable 09/01/05 @ 102 (RB)
   5.600%, 09/01/06                                                      1,000             1,076
                                                                                 ---------------
                                                                                          18,518
                                                                                 ---------------
OREGON - 2.7%
Clackamas County School District #7J,
 Lake Oswego, Callable 06/01/11 @ 100 (GO)
   5.375%, 06/01/14                                                      3,105             3,517
Lane County School District #19, Springfield,
 Pre-refunded 10/15/04 @ 101 (GO) (MBIA)
   5.900%, 10/15/06 (b)                                                  1,000             1,036
Lane County School District #52,
 Bethel (GO) (SBG)
   5.500%, 06/15/09                                                      1,000             1,146
Oregon State Department, Administrative
 Services, Series A (COP) (FSA) (MLO)
   5.500%, 11/01/13                                                      1,275             1,489
Oregon State Department, Administrative
 Services, Series E,
 Callable 11/01/12 @ 100 (COP) (FSA) (MLO)
   5.000%, 11/01/14                                                      2,170             2,397
Polk, Marion & Benton Counties, School
 District #13-J (FGIC) (GO)
   5.500%, 12/01/04                                                      1,015             1,045
Salem-Keizer School District #24-J,
 Pre-refunded 06/01/09 @ 100 (GO) (SBG)
   5.250%, 06/01/12 (b)                                                  5,000             5,669
Washington County Unified Sewer Agency,
 Series 1 (FGIC) (RB)
   5.750%, 10/01/08                                                      2,000             2,297

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Washington County, Criminal Justice Facilities,
Pre-refunded 12/01/04 @ 100 (GO)
   5.625%, 12/01/05 (b)                                        $           900   $           928
                                                                                 ---------------
                                                                                          19,524
                                                                                 ---------------
PENNSYLVANIA - 0.7%
Central Greene School District, Capital
 Appreciation, Escrowed to Maturity,
 Zero Coupon Bond,
 Callable 04/01/04 @ 63.986 (GO) (MBIA) (STAID)
   4.690%, 12/01/07 (a) (d)                                              2,000             1,848
Montgomery County, Industrial Development
 Authority, PECO Energy Project, Series A,
 Mandatory Put 10/01/04 @ 100 (RB)
   5.200%, 10/01/30                                                      2,000             2,031
Philadelphia Hospitals Authority,
 Pre-refunded 07/01/05 @ 100 (RB)
   9.875%, 07/01/10 (b)                                                  1,150             1,273
                                                                                 ---------------
                                                                                           5,152
                                                                                 ---------------
PUERTO RICO - 0.2%
Puerto Rico Electric Power Authority,
 Series AA (MBIA) (RB)
   6.000%, 07/01/06                                                      1,000             1,101
                                                                                 ---------------
SOUTH CAROLINA - 1.2%
Charleston, Public Facilities Corporation (COP) (MLO)
   5.000%, 09/01/12                                                      1,255             1,397
Lexington County Health Services District Inc.,
 Lexington Medical Center,
 Callable 11/01/13 @ 100 (RB)
   5.500%, 11/01/23                                                      2,000             2,118
South Carolina Jobs Economic Development
 Authority, Palmetto Health Alliance, Series A (RB)
   6.000%, 08/01/13                                                      1,000             1,101
South Carolina Jobs Economic Development
 Authority, Palmetto Health Alliance, Series C (RB)
   6.000%, 08/01/13                                                      2,000             2,201
South Carolina State Public Service Authority,
 Series A (MBIA) (RB)
   5.500%, 01/01/10                                                      1,665             1,910
                                                                                 ---------------
                                                                                           8,727
                                                                                 ---------------
SOUTH DAKOTA - 1.1%
Deadwood (ACA) (COP) (MLO)
   5.500%, 11/01/07                                                        800               882
   5.600%, 11/01/08                                                        845               942
South Dakota State Health & Educational
 Facilities Authority,
 Sioux Valley Hospital (RB)
   5.250%, 11/01/08                                                        900               990
South Dakota State Health & Educational
 Facilities Authority,
 Westhills Village Retirement (RB)
   5.500%, 09/01/04                                                        640               644
   5.650%, 09/01/05                                                        665               676
   5.800%, 09/01/06                                                        735               754
   5.900%, 09/01/07                                                        755               777
   4.750%, 09/01/11                                                        530               553
   5.000%, 09/01/12                                                      1,000             1,051
South Dakota State Health & Educational
 Facilities Authority,
 Westhills Village Retirement Community,
 Callable 09/01/12 @ 101 (RB)
   5.000%, 09/01/13                                                      1,000             1,053
                                                                                 ---------------
                                                                                           8,322
                                                                                 ---------------
TENNESSEE - 1.5%
Metropolitan Government Nashville & Davidson
 County, Escrowed to Maturity,
 Callable 04/01/04 @ 102 (RB)
   6.400%, 04/01/11 (a)                                        $         1,030   $         1,250
Shelby County Health, Educational & Housing
 Facilities Board, Methodist Healthcare,
 Callable 09/01/12 @ 100 (RB)
   6.000%, 09/01/16                                                      1,500             1,657
Shelby County Health, Educational & Housing
 Facilities Board, St. Jude's Children's
 Research (RB)
   5.000%, 07/01/09                                                        500               545
Sullivan County Health, Educational & Housing
 Facilities, Wellmont Health Systems Project (RB)
   6.250%, 09/01/11                                                      1,465             1,671
   6.250%, 09/01/12                                                      1,085             1,234
Sullivan County Health, Educational & Housing
 Facilities, Wellmont Health Systems Project,
 Callable 09/01/12 @ 101 (RB)
   6.500%, 09/01/13                                                      2,215             2,544
Sullivan County Health, Educational & Housing
 Facilities, Wellmont Health Systems Project,
 Callable 09/01/13 @ 100 (RAAI) (RB)
   5.000%, 09/01/16                                                      2,000             2,119
                                                                                 ---------------
                                                                                          11,020
                                                                                 ---------------
TEXAS - 10.5%
Abilene Health Facilities Development, Sears
 Methodist Retirement, Series A (RB)
   5.100%, 11/15/05                                                      1,115             1,127
   5.250%, 11/15/06                                                      1,175             1,204
   5.300%, 11/15/07                                                      1,000             1,031
   5.350%, 11/15/08                                                      1,300             1,348
Amarillo Health Facilities, Sears Panhandle
 Retirement, Series B,
 Pre-refunded 08/15/06 @ 102 (RB)
   7.750%, 08/15/18 (b)                                                  3,000             3,484
Amarillo Independent School District (GO) (PSFG)
   7.000%, 02/01/06                                                      1,035             1,136
   7.000%, 02/01/07                                                      1,095             1,246
Austin, Callable 09/01/11 @ 100 (GO)
   5.000%, 09/01/13                                                      4,510             4,993
Bexar County, Zero Coupon Bond (GO) (MBIA)
   3.780%, 06/15/06 (d)                                                  1,000               963
Brazos River Authority,
 Electric Company Project, Series 1999-B,
 Mandatory Put 04/01/13 @ 100 (AMT) (RB)
   6.750%, 09/01/34                                                      2,000             2,309
Brazos River Authority,
 Electric Company Project, Series A,
 Mandatory Put 05/01/05 @ 100 (AMT) (RB)
   3.000%, 05/01/29 (c)                                                  1,000             1,005
Brazos River Authority,
 Electric Company Project, Series C,
 Mandatory Put 11/01/11 @ 100 (AMT) (RB)
   5.750%, 05/01/36 (c)                                                  2,000             2,165
Brazos River Harbor District,
 Dow Chemical, Series A-5,
 Mandatory Put 05/15/12 @ 100 (AMT) (RB)
   5.700%, 05/15/33                                                      1,000             1,138
Cypress-Fairbanks Independent School District,
 Callable 02/15/10 @ 100 (GO) (PSFG)
   5.500%, 02/15/18                                                      4,000             4,453

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Frisco, Callable 02/05/11 @ 100 (FGIC) (GO)
   5.000%, 02/15/18                                            $         1,125   $         1,202
   5.000%, 02/15/19                                                      1,675             1,776
Galveston County, Escrowed to Maturity,
 Callable 04/01/04 @ 100 (GO) (MBIA)
   6.400%, 02/01/05 (a)                                                    315               329
Grapevine Industrial Development, Air Cargo,
 Callable 01/01/12 @ 101 (AMT) (RB)
   6.500%, 01/01/24                                                        500               515
Grapevine-Colleyville Independent School
 District (GO) (PSFG)
   8.250%, 06/15/07                                                      1,440             1,717
Gregg County Health Facilities Development,
 Good Shepherd Medical Center, Series A (RB)
   5.750%, 10/01/09                                                      2,895             3,179
Houston Airport Systems (FSA) (RB)
   5.250%, 07/01/11                                                      2,735             3,108
Houston Airport Systems,
 Callable 07/01/12 @ 100 (FSA) (RB)
   5.000%, 07/01/27                                                      2,000             2,065
Houston Airport Systems,
 Escrowed to Maturity (RB)
   8.200%, 07/01/05 (a)                                                    430               451
Houston Health Facilities Development,
 Buckingham Senior Living Community,
 Series A, Callable 02/15/14 @ 101 (RB)
   7.000%, 02/15/23                                                      2,000             2,038
Houston Water & Sewer System,
 Series B (AMBAC) (RB)
   5.500%, 12/01/10                                                      2,000             2,313
Irving Independent School District,
 Series A, Zero Coupon Bond (GO) (PSFG)
   5.000%, 02/15/09 (d)                                                  5,000             4,350
Jefferson County Health Facilities Development,
 Baptist Hospitals (AMBAC) (FHA) (RB)
   4.400%, 08/15/09                                                      1,000             1,081
Kaufman County,
 Callable 02/15/12 @ 100 (FSA) (GO)
   5.000%, 02/15/17                                                      1,000             1,071
Keller Independent School District,
 Callable 08/15/11 @ 100 (GO) (PSFG)
   5.375%, 08/15/14                                                      2,000             2,268
North Harris Montgomery Community College
 District, Callable 02/15/12 @ 100 (FGIC) (GO)
   5.375%, 02/15/15                                                      2,535             2,840
Nueces County Housing Finance, Dolphins
 Landing Apartments Project, Series A,
 Callable 07/01/10 @ 102 (RB)
   6.750%, 07/01/20                                                      1,910             1,912
Odessa Housing Finance, Escrowed to Maturity,
 Zero Coupon Bond,
 Callable 06/01/04 @ 53.39 (MBIA) (RB)
   3.780%, 06/01/12 (a) (d)                                              1,465             1,079
Plano Independent School District,
 Pre-refunded 02/15/08 @ 100 (GO) (PSFG)
   4.700%, 02/15/13 (b)                                                  1,000             1,093
Port Houston Authority, Harris County, Series B,
 Callable 10/01/11 @ 100 (AMT) (FGIC) (GO)
   5.500%, 10/01/12                                                      2,405             2,687
Sam Rayburn Municipal Power Agency,
 Callable 04/01/04 @ 100, Partially
 Pre-refunded 09/01/09 @ 100 (MBIA) (RB)
   6.000%, 09/01/10 (b)                                                  1,420             1,649
San Antonio Electric & Gas, Series A,
 Callable 02/01/09 @ 101 (RB)
   5.250%, 02/01/13                                            $         2,135   $         2,389
San Antonio Independent School
 District (GO) (PSFG)
   7.000%, 08/15/07                                                      1,000             1,162
Texas State, Callable 10/01/08 @ 100 (GO)
   5.000%, 10/01/15                                                      1,000             1,080
Texas State Public Finance Authority,
 Parks & Wildlife Projects,
 Callable 02/01/08 @ 100 (AMBAC) (MLO) (RB)
   6.000%, 08/01/08                                                      1,000             1,134
Texas State Turnpike Authority,
 Dallas North Highway Tolls (FGIC) (RB)
   6.500%, 01/01/08                                                      2,345             2,699
Tyler Health Facilities,
 Mother Frances Hospital (RB)
   5.250%, 07/01/12                                                      1,000             1,068
                                                                                 ---------------
                                                                                          75,857
                                                                                 ---------------
UTAH - 0.6%
Ashley Valley Water & Sewer,
 Escrowed to Maturity,
 Callable 07/01/04 @ 102 (AMBAC) (GO)
   10.900%, 01/01/10 (a)                                                 1,500             1,929
South Jordan, Sales Tax,
 Callable 08/15/11 @ 100 (AMBAC) (RB)
   5.500%, 08/15/18                                                      1,000             1,122
Utah State Housing Finance Agency,
 Single Family Mortgages (FHA) (RB) (VA)
   5.650%, 07/01/06                                                         20                21
Utah State Housing Finance Agency,
 Single Family Mortgages, Issue F-1,
 Callable 07/01/05 @ 102 (FHA) (RB) (VA)
   6.300%, 01/01/18                                                        140               141
Utah State Housing Finance Agency,
 Single Family Mortgages, Series III, Class R,
 Callable 07/01/06 @ 102 (FHA) (RB) (VA)
   5.950%, 07/01/08                                                        900               969
                                                                                 ---------------
                                                                                           4,182
                                                                                 ---------------
VIRGINIA - 1.0%
Peninsula Port Authority, Partially
 Pre-refunded 08/01/04 @ 102 and
 08/01/08 @ 100 (RB)
   7.000%, 08/01/17 (b)                                                  2,000             2,077
Richmond Industrial Development Authority,
 Government Facilities (AMBAC) (MLO)
   5.000%, 07/15/18                                                      1,845             2,040
Riverside Regional Jail Authority,
 Callable 07/01/05 @ 102 (MBIA) (RB)
   5.700%, 07/01/08                                                        905               970
Riverside Regional Jail Authority,
 Pre-refunded 07/01/05 @ 102 (MBIA) (RB)
   5.700%, 07/01/08 (b)                                                  1,095             1,178
Virginia State Peninsula Regional Jail Authority,
 Pre-refunded 10/01/05 @ 101 (MBIA) (RB)
   5.300%, 10/01/09                                                      1,000             1,070
                                                                                 ---------------
                                                                                           7,335
                                                                                 ---------------
WASHINGTON - 4.5%
Clark County School District #37,
 Vancouver (FSA) (GO)
   5.250%, 12/01/14                                                      1,515             1,739

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Energy Northwest, Washington Wind Project,
 Series A, Callable 01/01/07 @ 103 (RB)
   5.100%, 07/01/09                                            $         1,850   $         1,971
   5.200%, 07/01/10                                                      1,950             2,069
Island County School District #206,
 South Widbey, Partially
 Pre-refunded 12/01/04 @ 100 (AMBAC) (GO)
   5.750%, 12/01/06 (b)                                                    700               720
King County School District #415, Kent,
 Pre-refunded 06/01/04 @ 100 (AMBAC) (GO)
   6.450%, 06/01/06 (b)                                                    920               928
King County, Series B,
 Pre-refunded 12/01/07 @ 102 (GO)
   5.850%, 12/01/13 (b)                                                  2,035             2,355
King County, Series B,
 Pre-refunded 12/01/07 @ 102 (GO)
   5.850%, 12/01/13 (b)                                                    965             1,117
Pierce County School District #320, Sumner (GO)
   6.000%, 12/01/06                                                        665               701
Port Seattle Passenger Facility Charge,
 Series B (AMBAC) (AMT) (RB)
   5.000%, 12/01/07                                                      1,000             1,094
Snohomish & Island Counties School
 District #401, Stanwood (FSA) (GO) (SBG)
   5.000%, 12/15/13                                                      2,500             2,811
Snohomish County,
 Callable 12/01/11 @ 100 (GO) (MBIA)
   5.375%, 12/01/19                                                      5,000             5,494
Snohomish County Housing Authority,
 Callable 04/01/06 @ 100 (RB)
   6.300%, 04/01/16                                                      1,035             1,068
Spokane County School District #356,
 Central Valley, Series B,
 Zero Coupon Bond (FGIC) (GO)
   5.030%, 12/01/14 (d)                                                  5,690             3,661
Washington State Housing Finance,
 Hearthstone Project,
 Callable 01/01/05 @ 102 (RB)
   6.000%, 01/01/10                                                        810               850
Washington State Public Power Supply System,
 Nuclear Project #2, Series A,
 Callable 07/01/06 @ 102 (AMBAC) (RB)
   5.700%, 07/01/11                                                      1,000             1,101
Washington State, Series C (GO)
   5.500%, 07/01/14                                                      2,275             2,638
Washington State, Series S-5,
 Zero Coupon Bond (FGIC) (GO)
   5.830%, 01/01/16 (d)                                                  3,000             1,787
                                                                                 ---------------
                                                                                          32,104
                                                                                 ---------------
WEST VIRGINIA - 0.3%
Brooke Pleasants & Tyler Wetzel Counties,
 Single Family Mortgage,
 Escrowed to Maturity (RB)
   7.400%, 08/15/10 (a)                                                  1,675             2,112
                                                                                 ---------------
WISCONSIN - 1.9%
Door County, Series A,
 Callable 09/01/11 @ 100 (FGIC) (GO)
   5.125%, 09/01/16                                                      1,720             1,890
Fond du Lac, Callable 03/01/12 @ 100 (FGIC) (GO)
   3.400%, 03/01/13                                                      1,000               995
Milwaukee (GO)
   6.000%, 02/01/10                                                      1,240             1,452
Wisconsin State Clean Water, Series 1,
 Pre-refunded 06/01/05 @ 100 (RB)
   5.800%, 06/01/15 (b)                                        $         2,915   $         3,072
Wisconsin State Health & Educational Facilities
 Authority, Aurora Health Care, Series A,
 Callable 02/15/09 @ 101 (RB)
   5.500%, 02/15/20                                                      1,500             1,525
Wisconsin State Health & Educational Facilities
 Authority, Marshfield Clinic, Series B (RB)
   6.250%, 02/15/09                                                        500               556
Wisconsin State Health & Educational Facilities
 Authority, Marshfield Clinic, Series B,
 Callable 02/15/12 @ 100 (RB)
   5.500%, 02/15/13                                                        850               908
Wisconsin State Health & Educational Facilities
 Authority, Monroe Clinic (RB)
   4.450%, 02/15/06                                                        925               963
Wisconsin State Health & Educational Facilities
 Authority, Southwest Health Center, Series A,
 Callable 04/01/14 @ 100 (RB)
   6.125%, 04/01/24 (f)                                                  1,500             1,478
Wisconsin State Health & Educational Facilities
 Authority, Wheaton Franciscan Services (RB)
   5.750%, 08/15/11                                                        645               739
                                                                                 ---------------
                                                                                          13,578
                                                                                 ---------------
WYOMING - 0.3%
Lincoln County, Pacificorp Project,
 Mandatory Put 06/03/12 @ 100 (AMT) (RB)
   4.125%, 11/01/25 (c)                                                  2,250             2,224
                                                                                 ---------------
CONVERTIBLE BONDS - 1.1%
Chicago, Series A, Convertible,
 Zero Coupon Bond (GO) (MBIA)
   3.489%, 01/01/16 (d)                                                  2,000             1,585
Cook County High School District #209,
 Proviso Township, Convertible,
 Zero Coupon Bond (FSA) (GO)
   4.210%, 12/01/16 (d)                                                  1,000               896
Illinois Sports Facilities Authority,
 Convertible, Zero Coupon Bond (AMBAC) (RB)
   4.750%, 06/15/13 (d)                                                  1,405             1,169
Illinois Sports Facilities Authority,
 Convertible, Zero Coupon Bond,
 Callable 06/15/15 @ 101 (AMBAC) (RB)
   5.100%, 06/15/16 (d)                                                  1,620             1,340
Metropolitan Pier & Exposition Authority,
 State Sales Tax, Convertible,
 Zero Coupon Bond (FGIC) (MBIA) (RB)
   5.200%, 06/15/17 (d)                                                  1,000               729
Northwest Parkway Public Highway Authority,
 Convertible, Zero Coupon Bond (AMBAC) (RB)
   5.250%, 06/15/15 (d)                                                  2,750             2,170
                                                                                 ---------------
                                                                                           7,889
                                                                                 ---------------
TOTAL MUNICIPAL BONDS
   (Cost $654,647)                                                                       713,178
                                                                                 ---------------

DESCRIPTION                                                             SHARES       VALUE (000)
------------------------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND - 0.4%
First American Tax Free Obligations
   Fund, Cl Z (g)                                                    2,589,217   $         2,589
                                                                                 ---------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $2,589)                                                                           2,589
                                                                                 ---------------
TOTAL INVESTMENTS - 99.1%
   (Cost $657,236)                                                                       715,767
                                                                                 ---------------
OTHER ASSETS AND LIABILITIES, NET - 0.9%                                                   6,564
                                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                                        $       722,331
                                                                                 ---------------

(a) Escrowed to Maturity issues are usually backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b) Pre-refunded issues are usually backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(c) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2004.
(d)   The rate shown is the effective yield at the time of purchase.
(e) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2004, the value of these investments was $11,655,645 or 1.6% of total net assets.
(f) Security purchased on a when-issued basis. On March 31, 2004, the total cost of investments purchased on a when-issued basis was $1,495,710. See note 2 in Notes to Financial Statements.
(g) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.
ABAG - Association of Bay Area Governments
ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2004, the aggregate market value of securities subject to the AMT was $39,386,575, which represents 5.5% of net assets.
Cl - Class
CMI - California Mortgage Insurance Program
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
GTY - Guaranty
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
MQSBLF - Michigan Qualified School Board Loan Fund Program
MSDCEP - Minnesota School District Credit Enhancement Program
PSFG - Permanent School Fund Guarantee
RAAI - Radian Asset Assurance Inc.
RB - Revenue Bond
SBG - School Board Guaranty
STAID - State Aid Withholding
VA - Veterans Administration
VRDO - Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on March 31, 2004. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents final maturity.
XLCA - XL Capital Assurance Inc.

The accompanying notes are an integral part of the financial statements.

MINNESOTA INTERMEDIATE TAX FREE FUND

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.9%
REVENUE BONDS - 50.5%
BUILDING - 0.2%
Minnesota State Retirement Systems Building,
 Callable 06/01/10 @ 100
   5.450%, 06/01/12                                            $           550   $           624
                                                                                 ---------------

ECONOMIC DEVELOPMENT - 1.6%
Minnesota State Agricultural & Economic
 Development Board, Small Business
 Development, Series B (AMT)
   6.500%, 08/01/08                                                      1,335             1,472
Minnesota State Agricultural & Economic
 Development Board, Small Business
 Development, Series B,
 Pre-refunded 08/01/04 @ 100 (AMT)
   5.500%, 08/01/10 (a)                                                  1,525             1,545
Minnesota State Agricultural & Economic
 Development Board, Small Business
 Development, Series C (AMT)
   6.625%, 08/01/08                                                      1,210             1,341
                                                                                 ---------------
                                                                                           4,358
                                                                                 ---------------
EDUCATION - 4.1%
Minneapolis, The Blake School Project,
 Callable 09/01/11 @ 100
   5.000%, 09/01/12                                                        445               485
Minnesota State Higher Education Facilities
 Authority, Augsburg College, Series 4
   4.500%, 10/01/06                                                        505               534
   4.850%, 10/01/09                                                        520               564
Minnesota State Higher Education Facilities
 Authority, Augsburg College, Series 4,
 Callable 10/01/09 @ 100
   5.000%, 10/01/11                                                        500               532
   5.000%, 10/01/12                                                        500               526
Minnesota State Higher Education Facilities
 Authority, Carleton College, Series 3-L1,
 Callable 05/01/06 @ 100
   5.750%, 11/01/12                                                      1,375             1,481
Minnesota State Higher Education Facilities
 Authority, Minneapolis College of Art and Design
   5.000%, 05/01/11                                                        250               268
Minnesota State Higher Education Facilities
 Authority, St. Benedict College,
 Callable 03/01/07 @ 100
   4.875%, 03/01/08                                                      1,000             1,054
   5.100%, 03/01/11                                                      2,885             2,987
Minnesota State Higher Education Facilities
 Authority, St. Catherine College, Series 5-N1,
 Callable 10/01/12 @ 100
   5.250%, 10/01/22                                                      1,500             1,552
Minnesota State Higher Education Facilities
 Authority, St. John's University, Series 5 (MBIA)
   5.000%, 10/01/11                                                        255               289
Minnesota State Higher Education Facilities
 Authority, St. John's University, Series 5,
 Callable 10/01/11 @ 100 (MBIA)
   5.000%, 10/01/12                                                        480               524
Minnesota State Higher Education Facilities
 Authority, University of St. Thomas, Series 4,
 Callable 04/01/08 @ 100
   5.250%, 04/01/12                                                        385               410
                                                                                 ---------------
                                                                                          11,206
                                                                                 ---------------
HEALTHCARE - 11.9%
Cuyuna Range Hospital District, Series A,
 Callable 06/01/07 @ 102
   5.500%, 06/01/10                                            $           435   $           440
   5.650%, 06/01/12                                                        940               951
Duluth Economic Development Authority,
 Benedictine Health System,
 Callable 02/15/14 @ 100
   5.375%, 02/15/22                                                      2,045             2,151
Duluth Economic Development Authority,
 The Duluth Clinic, Escrowed to Maturity,
 Callable 04/01/04 @ 101 (AMBAC)
   6.100%, 11/01/04 (b)                                                    250               257
Glencoe Health Care Facilities,
 Callable 04/01/11 @ 101
   7.400%, 04/01/21                                                      1,000             1,089
Hastings Health Care Facility,
 Regina Medical Center,
 Callable 09/15/08 @ 100 (ACA)
   5.000%, 09/15/13                                                        500               521
Minneapolis & St. Paul Housing &
 Redevelopment Authority, Healthspan,
 Series A, Callable 04/01/04 @ 102 (AMBAC)
   5.000%, 11/15/13                                                      1,000             1,023
Minneapolis Healthcare System,
 Allina Health System, Series A,
 Callable 11/15/12 @ 100
   6.000%, 11/15/23                                                      2,500             2,739
   5.750%, 11/15/32                                                      1,300             1,382
Minneapolis Healthcare System,
 Fairview Health Services, Series A
   5.000%, 05/15/12                                                        605               653
Minneapolis Healthcare System,
 Fairview Health Services, Series B (MBIA)
   4.500%, 05/15/11                                                      1,170             1,270
Minnesota Agricultural & Economic
 Development Board, Benedictine Health,
 Series A (MBIA)
   5.000%, 02/15/10                                                      3,815             4,250
Minnesota Agricultural & Economic
 Development Board,
 Evangelical Lutheran Project
   5.500%, 02/01/11                                                        280               307
   5.500%, 02/01/12                                                        200               219
Minnesota Agricultural & Economic
 Development Board, Evangelical Lutheran
 Project, Callable 02/01/12 @ 101
   5.500%, 02/01/15                                                        730               777
Minnesota Agricultural & Economic
 Development Board, Fairview Hospital Project,
 Series A, Callable 11/15/07 @ 102 (MBIA)
   5.400%, 11/15/08                                                      1,000             1,123
   5.500%, 11/15/17                                                      1,500             1,668
   5.750%, 11/15/26                                                        500               556
Monticello, Big Lake Community Hospital,
 Series C, Callable 12/01/12 @ 100
   5.750%, 12/01/15                                                      2,320             2,406
New Hope Housing & Health Care Facilities,
 Masonic Home North Ridge
   5.100%, 03/01/05                                                        550               561
   5.200%, 03/01/06                                                        645               669
   5.300%, 03/01/07                                                        685               720

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
New Hope Housing & Health Care Facilities,
 Masonic Home North Ridge,
 Callable 03/01/09 @ 102
   5.500%, 03/01/10                                            $           500   $           529
Plymouth Health Facilities, Westhealth Project,
 Series A, Callable 06/01/04 @ 102 (FSA)
   6.200%, 06/01/11                                                      1,360             1,397
Rochester, St. Mary's Hospital, Escrowed to
 Maturity, Callable 04/01/04 @ 100
   5.750%, 10/01/07 (b)                                                  1,095             1,176
Sauk Rapids Health Care & Housing Facilities,
 Good Shepherd Lutheran Home,
 Callable 01/01/12 @ 101
   5.750%, 01/01/21                                                      1,175             1,189
St. Cloud Health Care (FSA)
   5.500%, 05/01/07                                                        500               554
   5.500%, 05/01/08                                                      1,450             1,632
                                                                                 ---------------
                                                                                          32,209
                                                                                 ---------------
HOUSING - 3.0%
Dakota County Housing & Redevelopment
 Authority, Single Family Mortgages,
 Callable 04/01/04 @ 102 (AMT) (FNMA)
   6.250%, 10/01/04                                                         35                35
Dakota County Housing & Redevelopment
 Authority, Single Family Mortgages,
 Callable 10/01/07 @ 101.50 (AMT)
 (FNMA) (GNMA)
   5.125%, 10/01/20                                                        431               431
Hennepin County Housing & Redevelopment
 Authority, Loring Park Apartments,
 Callable 08/15/06 @ 102.50,
 Mandatory Put 02/15/09 @ 100 (AMT) (FNMA)
   3.050%, 06/15/34 (c)                                                  1,250             1,240
Minneapolis, Residual Interest-Convertible
 Capital Appreciation, Callable 10/01/05 @ 100
   7.000%, 10/01/12                                                      1,520             1,576
Minnesota State Housing Finance Agency,
 Rental Housing, Series D (MBIA)
   5.150%, 08/01/04                                                        595               601
Minnesota State Housing Finance Agency,
 Rental Housing, Series D,
 Callable 02/01/05 @ 102 (MBIA)
   5.450%, 08/01/07                                                      1,830             1,905
Minnesota State Housing Finance Agency,
 Single Family Mortgages, Series B,
 Callable 07/01/09 @ 100 (AMT)
   5.550%, 07/01/24                                                        645               653
Moorhead Economic Development Authority,
 Eventide Senior Housing, Series B,
 Callable 06/01/04 @ 102
   5.750%, 06/01/16                                                      1,360             1,370
South St. Paul Housing & Redevelopment
 Authority, Single Family Mortgages,
 Callable 04/01/04 @ 102 (FNMA)
   5.100%, 09/01/07                                                        170               174
Vadnais Heights, Single Family Mortgages
   5.500%, 11/01/04                                                         25                25
   6.000%, 11/01/09                                                         25                25
                                                                                 ---------------
                                                                                           8,035
                                                                                 ---------------
LEASE REVENUE - 1.0%
St. Paul Port Authority, Office Building,
 Callable 12/01/12 @ 100 (MLO)
   5.000%, 12/01/19                                                      2,415             2,594
                                                                                 ---------------
MISCELLANEOUS - 1.5%
Childrens Trust Fund, Puerto Rico,
 Tobacco Settlement
   4.000%, 05/15/12                                            $           500   $           478
St. Paul Port Authority, Hotel Facilities,
 Radisson Kellogg Project, Series 2
   6.700%, 08/01/07                                                      1,800             1,771
St. Paul Port Authority, Hotel Facilities,
 Radisson Kellogg Project, Series 2,
 Callable 08/01/08 @ 103
   7.375%, 08/01/10                                                      1,685             1,672
                                                                                 ---------------
                                                                                           3,921
                                                                                 ---------------
POLLUTION CONTROL - 2.0%
Minnesota State Public Facilities Authority,
 Water Pollution Control,
 Callable 03/01/07 @ 100
   5.000%, 03/01/09                                                      2,000             2,158
Minnesota State Public Facilities Authority,
 Water Pollution Control, Series A,
 Callable 03/01/08 @ 100
   4.500%, 03/01/10                                                      2,100             2,241
Minnesota State Public Facilities Authority,
 Water Pollution Control, Series A,
 Callable 03/01/10 @ 100
   4.000%, 03/01/11                                                      1,000             1,059
                                                                                 ---------------
                                                                                           5,458
                                                                                 ---------------
TAX REVENUE - 4.0%
Bloomington Port Authority,
 Mall of America Project, Series A (FSA)
   4.900%, 02/01/09                                                      1,000             1,113
Minneapolis Community Development Agency,
 Series G-3, Callable 12/01/11 @ 100
   5.350%, 12/01/21                                                      1,000             1,055
Minneapolis, St. Anthony Falls Project,
 Callable 03/01/12 @ 102
   5.000%, 02/01/17                                                      1,040             1,012
St. Paul Housing & Redevelopment Authority,
 Callable 08/01/06 @ 102.50 (AMBAC)
   6.450%, 02/01/08                                                        840               948
St. Paul Housing & Redevelopment Authority,
 Downtown & Seventh Place Project,
 Escrowed to Maturity,
 Callable 04/01/04 @ 101 (AMBAC)
   5.200%, 09/01/04 (b)                                                  3,000             3,010
   5.350%, 09/01/07 (b)                                                  1,500             1,505
St. Paul Port Authority, Energy Park,
 Tax Increment (FSA)
   5.000%, 02/01/08                                                      2,100             2,291
                                                                                 ---------------
                                                                                          10,934
                                                                                 ---------------
TRANSPORTATION - 7.7%
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series A,
 Callable 01/01/13 @ 100 (MBIA)
   5.000%, 01/01/20                                                      2,200             2,348
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B (AMBAC) (AMT)
   5.500%, 01/01/07                                                      2,140             2,332
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B (AMT) (FGIC)
   5.750%, 01/01/10                                                      2,880             3,255

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B,
 Callable 01/01/08 @ 101 (AMBAC) (AMT)
   5.500%, 01/01/09                                            $         2,500   $         2,750
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B,
 Callable 01/01/09 @ 101 (AMT) (FGIC)
   5.625%, 01/01/14                                                      1,000             1,079
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series C,
 Callable 01/01/11 @ 100 (FGIC)
   5.125%, 01/01/20                                                      3,095             3,311
Minnesota Public Facilities Authority
 Transportation, Callable 03/01/10 @ 100
   5.000%, 03/01/12                                                        970             1,067
Puerto Rico Commonwealth,
 Highway Transportation Authority, Series AA
   5.000%, 07/01/07                                                      1,000             1,093
Puerto Rico Commonwealth,
 Highway Transportation Authority, Series H,
 Mandatory Put 07/01/10 @ 100,
 Callable 07/01/10 @ 100 (AMBAC)
   5.000%, 07/01/35 (c)                                                  2,000             2,254
Puerto Rico Commonwealth, Highway
 Transportation Authority, Series X (MBIA)
   5.500%, 07/01/13                                                      1,250             1,470
                                                                                 ---------------
                                                                                          20,959
                                                                                 ---------------
UTILITIES - 13.5%
Anoka County Resource Recovery,
 Northern States Power
   4.350%, 12/01/04                                                        150               152
   4.400%, 12/01/05                                                      2,000             2,065
   4.500%, 12/01/07                                                        300               313
 Chaska Electric, Series A
   5.500%, 10/01/06                                                        610               663
   5.550%, 10/01/07                                                        645               716
   5.600%, 10/01/08                                                        680               763
   5.650%, 10/01/09                                                        720               817
   5.650%, 10/01/10                                                        760               868
Chaska Electric, Series A,
 Callable 10/01/10 @ 100
   5.400%, 10/01/11                                                        805               894
   5.500%, 10/01/12                                                        845               930
Minnesota State Public Facilities Authority,
 Drinking Water, Series A
   3.750%, 03/01/13                                                        405               419
Minnesota State Public Facilities Authority,
 Drinking Water, Series B,
 Callable 03/01/09 @ 100
   5.125%, 03/01/19                                                      2,000             2,171
Northern Minnesota Municipal Power Agency,
 Electric System (FSA)
   5.500%, 01/01/07                                                      2,000             2,199
   5.500%, 01/01/08                                                      2,090             2,344
Princeton Public Utility System,
 Callable 04/01/12 @ 100
   4.100%, 04/01/15                                                        450               451
Rochester Electric Utility,
 Callable 12/01/10 @ 100
   5.000%, 12/01/16                                                      1,150             1,225
Southern Minnesota Municipal Power Agency,
 Series A (AMBAC)
   5.250%, 01/01/14                                            $         3,415   $         3,902
Southern Minnesota Municipal Power Agency,
 Series A, Callable 01/01/09 @ 101 (AMBAC)
   5.000%, 01/01/11                                                      1,270             1,402
Southern Minnesota Municipal Power Agency,
 Series A, Escrowed to Maturity,
 Callable 04/01/04 @ 102 (FGIC)
   5.000%, 01/01/06 (b)                                                    995             1,055
Southern Minnesota Municipal Power Agency,
 Series A, Zero Coupon Bond (MBIA)
   5.257%, 01/01/20 (d)                                                  3,500             1,713
   5.275%, 01/01/21 (d)                                                  5,000             2,308
Western Minnesota Municipal Power Agency,
 Series A, Callable 01/01/06 @ 102 (AMBAC)
   5.500%, 01/01/11                                                      5,000             5,410
   5.500%, 01/01/13                                                      2,000             2,164
Western Minnesota Municipal Power Agency,
 Series A, Callable 01/01/11 @ 100 (AMBAC)
   5.500%, 01/01/12                                                      1,360             1,548
                                                                                 ---------------
                                                                                          36,492
                                                                                 ---------------
TOTAL REVENUE BONDS                                                                      136,790
                                                                                 ---------------
GENERAL OBLIGATIONS - 44.3%
Anoka County Capital Improvements, Series B
   4.550%, 01/01/11                                                      1,960             2,156
Anoka-Hennepin Independent School District #11,
 Callable 02/01/11 @ 100 (MSDCEP)
   5.000%, 02/01/14                                                      2,000             2,188
Anoka-Hennepin Independent School District #11,
 Series A (MSDCEP)
   5.000%, 02/01/09                                                      1,375             1,537
Anoka-Hennepin Independent School District #11,
 Series A, Callable 02/01/10 @ 100 (MSDCEP)
   5.300%, 02/01/12                                                      1,000             1,138
   5.375%, 02/01/13                                                        600               685
Anoka-Hennepin Independent School District #11,
 Series A, Callable 02/01/11 @ 100 (MSDCEP)
   5.000%, 02/01/12                                                      2,845             3,163
Apple Valley
   2.000%, 12/01/07                                                        425               427
Apple Valley, Callable 12/01/12 @ 100
   4.000%, 12/01/15                                                      1,000             1,021
Becker Tax Increment, Series D,
 Callable 08/01/04 @ 100 (AMT) (MBIA)
   6.000%, 08/01/07                                                      3,955             4,002
Bloomington Independent School District #271,
 Series B, Callable 02/01/10 @ 100 (MSDCEP)
   5.250%, 02/01/11                                                      1,000             1,123
Buffalo Independent School District #877,
 Series B (FSA) (MSDCEP)
   4.500%, 02/01/13                                                        325               355
Burnsville Independent School District #191,
 Series A (MSDCEP)
   5.000%, 02/01/08                                                        300               331
Burnsville Independent School District #191,
 Series A, Callable 02/01/08 @ 100 (MSDCEP)
   5.000%, 02/01/09                                                      1,225             1,339
Centennial Independent School District #12,
 Series A, Callable 02/01/12 @ 100
 (FSA) (MSDCEP)
   5.000%, 02/01/14                                                      1,040             1,142

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Chaska Independent School District #112,
 Series A (MSDCEP)
   4.800%, 02/01/10                                            $         1,120   $         1,245
Dakota County Capital Improvements, Series C
   4.850%, 02/01/10                                                      1,000             1,116
Duluth Independent School District #709,
 Callable 02/01/09 @ 100 (FSA) (MSDCEP)
   5.000%, 02/01/16                                                        635               687
Eden Prairie Water & Sewer, Series A,
 Zero Coupon Bond
   4.459%, 12/01/06 (d)                                                  2,090             1,988
Elk River Independent School District #728,
 Series A, Callable 02/01/11 @ 100
 (MBIA) (MSDCEP)
   5.000%, 02/01/18                                                      1,000             1,072
Faribault Independent School District #656,
 Callable 06/01/08 @ 100 (MSDCEP)
   4.750%, 06/01/15                                                      1,100             1,168
Forest Lake Independent School District #831,
 Series A, Callable 02/01/08 @ 100 (MSDCEP)
   5.000%, 02/01/09                                                      1,115             1,219
Fridley Independent School District #14,
 Callable 02/01/05 @ 100 (FSA) (MSDCEP)
   5.350%, 02/01/26                                                      5,000             5,114
Hastings Independent School District #200,
 Series A, Callable 02/01/08 @ 100 (MSDCEP)
   5.000%, 02/01/11                                                      1,095             1,190
Lakeville Independent School District #194,
 Callable 02/01/09 @ 100 (MSDCEP)
   5.000%, 02/01/16                                                      2,000             2,156
Lakeville Independent School District #194,
 Series A, Callable 02/01/08 @ 100 (MSDCEP)
   5.125%, 02/01/22                                                      1,000             1,051
Lakeville Independent School District #194,
 Series A, Callable 02/01/13 @ 100
 (FGIC) (MSDCEP)
   5.000%, 02/01/22                                                      2,435             2,579
Marshall Independent School District #413,
 Series A (FSA) (MSDCEP)
   4.000%, 02/01/11                                                        785               839
Minneapolis & St. Paul Metropolitan Council,
 Waste Water Treatment, Series A,
 Callable 03/01/11 @ 100
   5.000%, 03/01/13                                                      1,890             2,143
Minneapolis School District #1 (MSDCEP)
   4.500%, 02/01/08                                                      1,450             1,576
Minneapolis School District #1,
 Callable 02/01/06 @ 100 (MSDCEP)
   5.000%, 02/01/07                                                      1,025             1,086
   5.000%, 02/01/07                                                      1,000             1,060
Minneapolis, Callable 12/01/11 @ 100
   5.000%, 12/01/12                                                      3,600             4,039
Minneapolis, Series B, Callable 09/01/05 @ 100
   5.050%, 03/01/06                                                      6,000             6,308
Minnesota State, Callable 08/01/07 @ 100
   4.800%, 08/01/11                                                      2,010             2,168
   4.850%, 08/01/12                                                      4,420             4,775
Moorhead Independent School
 District #152 (MSDCEP)
   5.000%, 04/01/12                                                      1,220             1,373
Moorhead Independent School District #152,
 Callable 04/01/12 @ 100 (FGIC) (MSDCEP)
   5.000%, 04/01/15                                                      3,450             3,778
   5.000%, 04/01/16                                                      2,510             2,729
Mounds View Independent School District #621,
 Series A (MSDCEP)
   5.250%, 02/01/10                                            $         1,230   $         1,399
Mounds View Independent School District #621,
 Series A, Callable 02/01/11 @ 100 (MSDCEP)
   5.250%, 02/01/12                                                      1,000             1,121
   5.350%, 02/01/16                                                      1,000             1,108
Mounds View Independent School District #621,
 Series A, Callable 02/01/12 @ 100
 (MBIA) (MSDCEP)
   5.000%, 02/01/18                                                      2,340             2,512
   5.000%, 02/01/19                                                      2,565             2,736
Northfield Independent School District #659,
 Callable 02/01/11 @ 100 (MSDCEP)
   4.600%, 02/01/13                                                      1,100             1,189
   5.000%, 02/01/15                                                      1,295             1,415
Pequot Lakes Independent School District #186,
 Callable 02/01/12 @ 100 (FGIC) (MSDCEP)
   5.125%, 02/01/18                                                        500               541
Perham, Callable 05/01/11 @ 100 (AMT)
   5.850%, 05/01/15                                                      1,205             1,279
Pipestone-Jasper Independent School
 District #2689, Callable 03/01/09 @ 100
 (FGIC) (MSDCEP)
   5.400%, 03/01/13                                                      1,095             1,227
Puerto Rico Commonwealth (MBIA)
   6.000%, 07/01/14                                                      1,605             1,964
Puerto Rico Commonwealth, Series A (XLCA)
   5.500%, 07/01/17                                                      1,000             1,168
Puerto Rico Commonwealth, Series C,
 Mandatory Put 07/01/08 @ 100
   5.000%, 07/01/18 (c)                                                  1,500             1,643
Robbinsdale Independent School
 District #281 (MSDCEP)
   5.000%, 02/01/08                                                      1,000             1,104
Robbinsdale Independent School District #281,
 Callable 02/01/09 @ 100 (MBIA) (MSDCEP)
   5.000%, 02/01/16                                                      1,000             1,082
Robbinsdale Independent School District #281,
 Callable 02/01/12 @ 100 (FSA) (MSDCEP)
   5.000%, 02/01/19                                                      1,160             1,239
   5.000%, 02/01/20                                                      1,215             1,290
Rochester Independent School District #535,
 Series A, Callable 02/01/11 @ 100 (MSDCEP)
   5.000%, 02/01/15                                                      1,595             1,736
Rosemount Independent School District #196,
 Series A, Crossover Refunded 06/01/04 @ 100
 (MSDCEP)
   5.625%, 06/01/07 (e)                                                  1,400             1,410
Sauk Rapids Independent School District #47,
 Series B, Zero Coupon Bond,
 Callable 02/01/11 @ 89.37 (FSA) (MSDCEP)
   5.700%, 02/01/13 (d)                                                  1,055               728
Sauk Rapids Independent School District #47,
 Series B, Zero Coupon Bond,
 Callable 02/01/11 @ 94.63 (FSA)
   5.753%, 02/01/12 (d)                                                  1,790             1,322
Savage, Series A (FGIC)
   5.200%, 02/01/05                                                      1,000             1,034
Savage, Series A, Callable 02/01/06 @ 100 (FGIC)
   5.350%, 02/01/07                                                      1,000             1,066
   5.500%, 02/01/08                                                      1,000             1,069

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
South Washington County, Independent School
 District #833, Series A (MSDCEP)
   5.500%, 02/01/09                                            $           500   $           569
South Washington County, Independent School
 District #833, Series B,
 Callable 02/01/12 @ 100 (FSA) (MSDCEP)
   5.000%, 02/01/15                                                      1,030             1,126
St. Louis Park Independent School District #283,
 Callable 02/01/09 @ 100 (MSDCEP)
   5.250%, 02/01/10                                                      1,500             1,671
   5.600%, 02/01/15                                                        725               809
St. Michael Independent School District #885,
 Callable 02/01/12 @ 100 (FSA) (MSDCEP)
   5.000%, 02/01/14                                                      1,690             1,856
   5.000%, 02/01/17                                                      1,000             1,079
St. Paul, Series A, Callable 03/01/09 @ 100
   5.000%, 03/01/10                                                      1,180             1,304
St. Paul Independent School District #625,
 Series C (FGIC) (MSDCEP)
   4.000%, 02/01/14                                                        410               428
Stillwater Independent School District #834,
 Callable 02/01/09 @ 100 (MSDCEP)
   4.750%, 02/01/11                                                      2,140             2,311
West St. Paul Independent School District #197,
 Zero Coupon Bond (MBIA) (MSDCEP)
   5.896%, 02/01/05 (d)                                                  2,000             1,982
Willmar Independent School District #347,
 Series A, Callable 02/01/06 @ 100 (MSDCEP)
   5.150%, 02/01/09                                                      1,160             1,228
                                                                                 ---------------
TOTAL GENERAL OBLIGATIONS                                                                119,811
                                                                                 ---------------
CERTIFICATES OF PARTICIPATION - 3.1%
Eden Prairie Housing & Redevelopment Authority,
 Series A, Callable 12/01/10 @ 100 (MLO)
   5.000%, 12/01/11                                                        255               286
Hennepin County (MLO)
   4.650%, 11/15/08                                                      1,000             1,105
Hennepin County, Callable 11/15/08 @ 100 (MLO)
   5.375%, 11/15/09                                                      2,280             2,553
Minneapolis Special School District #1, Series A,
 Pre-refunded 02/01/06 @ 100 (MBIA) (MLO)
   5.900%, 02/01/11 (a)                                                  2,150             2,320
St. Paul Independent School District #625,
 Series E, Callable 02/01/11 @ 100
 (MBIA) (MLO) (MSDCEP)
   4.200%, 02/01/15                                                        500               515
Stearns County Housing & Redevelopment
 Authority, Series A,
 Callable 02/01/08 @ 100 (FSA) (MLO)
   4.950%, 02/01/09                                                      1,540             1,679
                                                                                 ---------------
TOTAL CERTIFICATES OF PARTICIPATION                                                        8,458
                                                                                 ---------------
TOTAL MUNICIPAL BONDS
   (Cost $247,387)                                                                       265,059
                                                                                 ---------------

DESCRIPTION                                                             SHARES       VALUE (000)
------------------------------------------------------------------------------------------------
MONEY MARKET FUND - 1.0%
Federated Minnesota Municipal Cash Trust                             2,757,562   $         2,758
                                                                                 ---------------
TOTAL MONEY MARKET FUND
   (Cost $2,758)                                                                           2,758
                                                                                 ---------------
TOTAL INVESTMENTS - 98.9%
   (Cost $250,145)                                                                       267,817
                                                                                 ---------------
OTHER ASSETS AND LIABILITIES, NET - 1.1%                                                   3,014
                                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                                        $       270,831
                                                                                 ---------------

(a) Pre-refunded issues are usually backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(b) Escrowed to Maturity issues are usually backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(c) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2004.
(d)   The rate shown is the effective yield at the time of purchase.
(e) Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2004, the aggregate market value of securities subject to the AMT was $21,413,500, which represents 7.9% of net assets.
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
MSDCEP - Minnesota School District Credit Enhancement Program
XLCA - XL Capital Assurance Inc.

MINNESOTA TAX FREE FUND

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.4%
REVENUE BONDS - 69.1%
ECONOMIC DEVELOPMENT - 2.3%
Minnesota Agricultural & Economic Development
 Board, Small Business Development, Series B,
 Callable 08/01/08 @ 102 (AMT)
   7.250%, 08/01/20                                            $         1,000   $         1,063
Minnesota Agricultural & Economic Development
 Board, Small Business Development, Series C,
 Callable 08/01/08 @ 102 (AMT)
   7.250%, 08/01/20                                                      1,385             1,369
Minnesota Agricultural & Economic Development
 Board, Small Business Development, Series D,
 Callable 08/01/08 @ 102 (AMT)
   7.250%, 08/01/20                                                      1,120             1,126
Minnesota Agriculture & Economic Development
 Board, Minnesota Small Business Program,
 Series A, Callable 08/01/10 @ 100 (AMT)
   5.550%, 08/01/16                                                        500               513
                                                                                 ---------------
                                                                                           4,071
                                                                                 ---------------
EDUCATION - 6.4%
Golden Valley, The Breck School,
 Callable 10/01/09 @ 100
   5.750%, 10/01/14                                                      1,000             1,136
Minneapolis Gateway Project, Series A,
 Callable 12/01/07 @ 100
   5.250%, 12/01/17                                                      1,000             1,090
Minneapolis, The Blake School Project,
 Callable 09/01/21 @ 100
   5.450%, 09/01/21                                                      2,000             2,134
Minnesota State Higher Education Facilities
 Authority, Augsburg College, Series 4-F1,
 Callable 05/01/06 @ 102
   6.250%, 05/01/23                                                      1,500             1,571
Minnesota State Higher Education Facilities
 Authority, Carleton College,
 Callable 11/01/07 @ 100
   5.400%, 11/01/15                                                      1,500             1,642
Minnesota State Higher Education Facilities
 Authority, Carleton College, Series 3-L1,
 Callable 05/01/06 @ 100
   5.750%, 11/01/12                                                      1,050             1,131
Minnesota State Higher Education Facilities
 Authority, College of Art & Design, Series 5-D,
 Callable 05/01/10 @ 100
   6.625%, 05/01/20                                                      1,000             1,089
Minnesota State Higher Education Facilities
 Authority, College of St. Benedict, Series 3-W,
 Callable 04/01/04 @ 100
   6.200%, 03/01/14                                                        460               461
   6.375%, 03/01/20                                                        140               140
Minnesota State Higher Education Facilities
 Authority, Vermilion Community College,
 Series 3-T, Callable 07/01/04 @ 100
   5.750%, 01/01/13                                                        575               589
University of Minnesota, Series A
   5.500%, 07/01/21                                                        500               578
                                                                                 ---------------
                                                                                          11,561
                                                                                 ---------------
HEALTHCARE - 22.2%
Bemidji Hospital Facilities,
 North Country Health Services,
 Callable 09/01/06 @ 102
   5.625%, 09/01/15                                            $         1,600   $         1,694
Bemidji Hospital Facilities,
 North Country Health Services,
 Callable 09/01/12 @ 100 (RAAI)
   5.000%, 09/01/24                                                        500               512
Chisago Health Facilities Authority,
 Callable 07/01/05 @ 102
   7.300%, 07/01/25                                                        400               415
Cuyuna Range Hospital District, Series A,
 Callable 06/01/07 @ 102
   6.000%, 06/01/29                                                      3,000             2,887
Duluth Economic Development Authority,
 Benedictine Health System,
 Callable 02/15/14 @ 100
   5.250%, 02/15/28                                                      1,000             1,026
   5.250%, 02/15/33                                                      2,500             2,554
Fergus Falls Health Care Facilities Authority,
 Lake Region Hospital, Long Term Care
 Facilities Project, Callable 12/01/05 @ 102
   6.500%, 12/01/25                                                      2,000             2,084
Fergus Falls Health Care Facilities Authority,
 Series A, Callable 11/01/04 @ 102
   7.000%, 11/01/19                                                      1,000               992
Glencoe Health Care Services Facilities Project,
 Callable 04/01/11 @ 101
   7.500%, 04/01/31                                                      1,700             1,839
Glencoe Hospital Board,
 Pre-refunded 08/01/04 @ 102
   6.750%, 04/01/16 (a)                                                  1,100             1,142
Golden Valley, Covenant Retirement
 Communities, Series A,
 Callable 12/01/09 @ 101
   5.500%, 12/01/29                                                      1,750             1,787
Marshall Minnesota Medical Center,
 Weiner Memorial Medical Center Project,
 Series A, Callable 11/01/13 @ 100
   5.250%, 11/01/16                                                        305               321
   5.850%, 11/01/23                                                        875               920
Minneapolis & St. Paul Housing & Redevelopment
 Authority, Series A,
 Callable 08/15/05 @ 102 (FSA)
   5.600%, 08/15/12                                                        250               268
Minneapolis Healthcare System,
 Allina Health System, Series A,
 Callable 11/15/12 @ 100
   6.000%, 11/15/23                                                      1,500             1,644
   5.750%, 11/15/32                                                      2,400             2,551
Minnesota Agricultural & Economic Development
 Board, Benedictine Health, Series A,
 Callable 02/15/10 @ 101 (MBIA)
   5.250%, 02/15/15                                                      2,000             2,196
Minnesota Agricultural & Economic Development
 Board, Fairview Hospital Project, Series A,
 Callable 11/15/07 @ 102 (MBIA)
   5.500%, 11/15/11                                                        500               561
   5.500%, 11/15/17                                                      1,000             1,112
Minnesota Agricultural & Economic Development
 Board, Health Care System, Series A,
 Callable 11/15/10 @ 101
   6.375%, 11/15/29                                                      4,000             4,388

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Monticello, Big Lake Community Hospital,
 Series A, Callable 12/01/09 @ 100
   5.750%, 12/01/19                                            $         1,000   $         1,014
Monticello, Big Lake Community Hospital,
 Series C, Callable 12/01/12 @ 100
   6.200%, 12/01/22                                                      1,000             1,049
Moorhead Economic Development Authority,
 Series B, Callable 06/01/04 @ 102
   6.000%, 06/01/29                                                      1,900             1,907
New Hope Housing & Healthcare Facilities
 Authority, Masonic Home North Ridge,
 Callable 03/01/09 @ 102
   5.750%, 03/01/15                                                      1,600             1,635
Olmstead County, Hiawatha Homes Project,
 Callable 04/01/04 @ 102
   6.500%, 07/01/16                                                        170               164
Sauk Rapids Health Care & Housing Facilities,
 Good Shepherd Lutheran Home,
 Callable 01/01/12 @ 101
   6.000%, 01/01/34                                                        900               909
St. Louis Park Health Care Facilities,
 Park Nicollet Health Services, Series B,
 Callable 07/01/14 @ 100
   5.500%, 07/01/25                                                      2,000             2,110
St. Paul Housing & Redevelopment Authority,
 Callable 05/15/09 @ 100
   5.250%, 05/15/18                                                        500               512
                                                                                 ---------------
                                                                                          40,193
                                                                                 ---------------
HOUSING - 11.0%
Austin Housing & Redevelopment Authority,
 Series A, Callable 01/01/06 @ 102
   7.250%, 01/01/26                                                        500               503
Coon Rapids Multifamily Housing,
 Margaret Place, Callable 11/01/07 @ 102
   6.250%, 05/01/18                                                        500               465
Dakota County Community Development Agency,
 Multifamily Housing, Ebenezer Ridges Project,
 Callable 04/20/11 @ 102 (GNMA)
   5.900%, 04/20/42                                                      2,000             2,144
Eden Prairie Multifamily Housing,
 Callable 01/20/08 @ 102 (GNMA)
   5.500%, 01/20/18                                                        500               529
Eden Prairie Multifamily Housing,
 Parkway Apartments Project,
 Series A, Callable 02/20/07 @ 104
   5.700%, 08/20/22                                                      1,000             1,063
Hennepin County Housing & Redevelopment
 Authority, Loring Park Apartments,
 Callable 08/15/06 @ 102.50,
 Mandatory Put 02/15/09 @ 100 (AMT) (FNMA)
   3.050%, 06/15/34 (b)                                                  2,000             1,984
Hopkins Elderly Housing, Series A,
 Callable 11/20/07 @ 102 (GNMA)
   5.600%, 11/20/17                                                        500               529
Hopkins Multifamily Housing,
 Renaissance Project, Callable 04/01/07 @ 102
   6.250%, 04/01/15                                                        500               530
Minnesota State Housing Finance Agency,
 Residential Housing, Series B,
 Callable 07/01/11 @ 100 (AMT)
   5.650%, 07/01/33                                                      1,350             1,423
Minnesota State Housing Finance Agency,
 Residential Housing, Series B-1-RMK,
 Callable 07/01/11 @ 100 (AMT)
   5.350%, 07/01/33                                            $         1,410   $         1,461
Minnesota State Housing Finance Agency,
 Residential Housing, Series F,
 Callable 07/01/11 @ 100 (AMT)
   5.400%, 07/01/30                                                      3,175             3,318
Minnesota State Housing Finance Agency,
 Series A, Callable 08/01/11 @ 100
   3.850%, 02/01/13                                                      1,455             1,494
Minnesota State Housing Finance Agency,
 Single Family Mortgage, Series C,
 Callable 07/01/09 @ 100 (AMT)
   6.100%, 07/01/30                                                        665               682
St. Anthony Housing & Redevelopment Authority,
 Callable 05/20/06 @ 102 (FHA) (GNMA)
   6.250%, 11/20/25                                                      1,500             1,648
St. Louis Park, Multifamily Housing,
 Callable 11/01/08 @ 102 (FHA) (GNMA)
   5.250%, 11/01/20                                                        500               523
St. Louis Park, Multifamily Housing,
 Callable 12/01/05 @ 102 (FHA)
   6.250%, 12/01/28                                                        500               519
White Bear Lake, Lake Square Housing,
 Series A, Callable 02/01/07 @ 102 (FHA)
   6.000%, 08/01/20                                                      1,020             1,074
                                                                                 ---------------
                                                                                          19,889
                                                                                 ---------------
IMPROVEMENTS - 4.4%
Minnesota State Retirement Systems Building,
 Callable 06/01/10 @ 100
   5.875%, 06/01/27                                                      7,000             8,013
                                                                                 ---------------
INDUSTRIAL DEVELOPMENT - 0.7%
Little Canada Commercial Development,
 Callable 04/01/04 @ 101 (MLO)
   7.100%, 04/01/13                                                      1,340             1,348
                                                                                 ---------------
LEASE REVENUE - 2.5%
New Brighton Economic Development Authority,
 Public Safety Facility, Leasing Project, Series A,
 Callable 02/01/10 @ 100
   4.900%, 02/01/15                                                        850               889
   5.000%, 02/01/16                                                        895               936
   5.100%, 02/01/17                                                        900               941
St. Paul Port Authority,
 Office Building at Robnert St.-3-11
   4.000%, 12/01/13                                                      1,695             1,783
                                                                                 ---------------
                                                                                           4,549
                                                                                 ---------------
RECREATIONAL FACILITY AUTHORITY - 2.2%
Moorhead, Golf Course, Series B,
 Callable 12/01/08 @ 100
   5.875%, 12/01/21                                                      2,000             2,042
St. Paul Port Authority,
 Radisson Kellogg Project, Series 2,
 Callable 08/01/08 @ 103
   7.375%, 08/01/29                                                      2,000             2,040
                                                                                 ---------------
                                                                                           4,082
                                                                                 ---------------
TAX REVENUE - 2.5%
Duluth Economic Development Authority
   8.000%, 08/01/08                                                        220               235

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Minneapolis Community Development,
 Series A, Zero Coupon Bond (MBIA)
   7.125%, 09/01/04 (c)                                        $           500   $           498
Minneapolis Community Development,
 Series G-3, Callable 12/01/11 @ 100
   5.450%, 12/01/31                                                      3,250             3,411
Minneapolis, St. Anthony Falls Project,
 Callable 03/01/12 @ 102
   5.750%, 02/01/27                                                        300               294
                                                                                 ---------------
                                                                                           4,438
                                                                                 ---------------
TRANSPORTATION - 3.0%
Minneapolis & St. Paul Metropolitan
 Airports Commission,
 Callable 01/01/11 @ 100 (AMT) (FGIC)
   5.250%, 01/01/21                                                      2,000             2,088
Minneapolis & St. Paul Metropolitan
 Airports Commission, Series A,
 Callable 01/01/10 @ 101 (FGIC)
   5.750%, 01/01/32                                                      3,000             3,384
                                                                                 ---------------
                                                                                           5,472
                                                                                 ---------------
UTILITIES - 11.9%
Chaska Electric, Series A,
 Callable 10/01/10 @ 100
   6.100%, 10/01/30                                                      5,000             5,367
Southern Minnesota Municipal Power Agency,
 Series A (MBIA)
   5.000%, 01/01/09                                                      3,000             3,347
   5.000%, 01/01/10                                                      1,000             1,122
Southern Minnesota Municipal Power Agency,
 Series A, Zero Coupon Bond (MBIA)
   6.650%, 01/01/19 (c)                                                  4,000             2,063
   6.700%, 01/01/24 (c)                                                  5,000             1,941
   5.800%, 01/01/25 (c)                                                  2,000               741
   5.600%, 01/01/26 (c)                                                  8,000             2,821
   5.151%, 01/01/27 (c)                                                  3,000             1,004
Western Minnesota Municipal Power Agency,
 Callable 01/01/11 @ 100 (AMBAC)
   5.500%, 01/01/14                                                      1,545             1,756
   5.500%, 01/01/15                                                        550               613
Western Minnesota Municipal Power Agency,
 Escrowed to Maturity (MBIA)
   9.750%, 01/01/16 (d)                                                    410               635
                                                                                 ---------------
                                                                                          21,410
                                                                                 ---------------
TOTAL REVENUE BONDS                                                                      125,026
                                                                                 ---------------
GENERAL OBLIGATIONS - 29.0%
Anoka-Hennepin Independent School
 District #11, Series A,
 Callable 02/01/10 @ 100 (MSDCEP)
   5.750%, 02/01/17                                                      1,000             1,162
Becker Independent School
 District #726, Series A,
 Callable 02/01/10 @ 100 (FSA) (MSDCEP)
   6.000%, 02/01/21                                                      1,000             1,168
Burnsville Independent School District #191,
 Series A, Callable 02/01/06 @ 100 (MSDCEP)
   4.875%, 02/01/13                                                      1,450             1,527
Chaska Independent School
 District #112, Series A,
 Callable 02/01/09 @ 100 (FSA) (MSDCEP)
   5.700%, 02/01/18                                                      1,000             1,123
Chaska Independent School District #112,
 Series B, Crossover
 Refunded 02/01/06 @ 100 (MSDCEP)
   5.875%, 02/01/11 (e)                                        $         1,000   $         1,075
   6.000%, 02/01/15 (e)                                                    525               566
   6.000%, 02/01/16 (e)                                                  5,525             5,954
Columbia Heights Independent School
 District #13, Crossover
 Refunded 02/01/07 @ 100 (MSDCEP)
   5.250%, 02/01/15 (e)                                                  1,000             1,074
Delano Independent School
 District #879, Series A,
 Callable 02/01/11 @ 100 (FSA) (MSDCEP)
   5.875%, 02/01/25                                                      1,000             1,132
Hennepin County, Series A,
 Callable 12/01/10 @ 100
   4.250%, 12/01/12                                                      1,000             1,061
Hennepin County, Series B (VRDO)
   0.868%, 12/01/20                                                      6,550             6,550
Hopkins Independent School District #270,
 Series B, Callable 02/01/11 @ 100 (MSDCEP)
   4.125%, 02/01/12                                                      2,200             2,324
Minneapolis Sports Arena,
 Callable 04/01/08 @ 100
   5.100%, 04/01/13                                                        500               548
   5.100%, 10/01/13                                                        250               274
Minneapolis Sports Arena, Series B,
 Callable 09/01/05 @ 100
   5.200%, 03/01/13                                                        400               420
Minneapolis, Series B,
 Callable 05/01/04 @ 100 (SPA) (VRDO)
   0.868%, 12/01/07                                                      1,160             1,160
Minnesota State
   4.000%, 08/01/11                                                     10,000            10,702
   5.000%, 08/01/11                                                      2,500             2,840
North St. Paul Independent School District #622,
 Series B, Callable 05/01/06 @ 100 (MSDCEP)
   5.850%, 05/01/17                                                        500               539
Northfield Independent School District #659,
 Callable 02/01/11 @ 100
   5.000%, 02/01/16                                                      1,015             1,105
Perham, Disposal System,
 Callable 05/01/11 @ 100 (AMT)
   6.000%, 05/01/22                                                      1,500             1,579
Sauk Rapids Independent School District #47,
 Series A, Callable 02/01/11 @ 100 (MBIA)
   5.750%, 02/01/23                                                      2,000             2,244
South Washington County Independent School
 District #833, Callable 06/01/05 @ 100 (MLO)
   5.850%, 06/01/15                                                        500               524
South Washington County Independent School
 District #833, Series A (MSDCEP)
   3.500%, 06/01/11                                                      1,575             1,623
St. Louis Park Independent School District #283,
 Callable 02/01/09 @ 100 (MSDCEP)
   5.700%, 02/01/17                                                      2,000             2,241
Wayzata Independent School District #284,
 Series A, Callable 02/01/07 @ 100
   5.500%, 02/01/17                                                      2,000             2,164
                                                                                 ---------------
TOTAL GENERAL OBLIGATIONS                                                                 52,679
                                                                                 ---------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                   PAR (000)/SHARES       VALUE (000)
------------------------------------------------------------------------------------------------
CERTIFICATE OF PARTICIPATION - 0.3%
South Washington County Independent School
 District #833, Series A,
 Callable 12/01/06 @ 100 (MLO)
   5.250%, 12/01/14                                            $           500   $           516
                                                                                 ---------------
TOTAL CERTIFICATE OF PARTICIPATION                                                           516
                                                                                 ---------------
TOTAL MUNICIPAL BONDS
   (Cost $166,878)                                                                       178,221
                                                                                 ---------------
MONEY MARKET FUND - 0.4%
Federated Minnesota Municipal Cash Trust                               728,203               728
                                                                                 ---------------
TOTAL MONEY MARKET FUND
   (Cost $728)                                                                               728
                                                                                 ---------------
TOTAL INVESTMENTS - 98.8%
   (Cost $167,606)                                                                       178,949
                                                                                 ---------------
OTHER ASSETS AND LIABILITIES, NET - 1.2%                                                   2,226
                                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                                        $       181,175
                                                                                 ---------------

(a) Pre-refunded issues are usually backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(b) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2004.
(c)  The rate shown is the effective yield at the time of purchase.
(d) Escrowed to Maturity issues are usually backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(e) Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2004, the aggregate market value of securities subject to the AMT was $16,606,981, which represents 9.2% of net assets
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
MSDCEP - Minnesota School District Credit Enhancement Program
RAAI - Radian Asset Assurance Inc.
SPA - Standby Purchase Agreement
VRDO - Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on March 31, 2004. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents final maturity.

MISSOURI TAX FREE FUND

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.8%
REVENUE BONDS - 73.2%
EDUCATION - 7.9%
Missouri State Health & Educational Facilities
 Authority, University of Missouri-Columbia
 Arena Project, Callable 11/01/11 @ 100
   5.000%, 11/01/19                                            $         2,540   $         2,702
Missouri State Health & Educational Facilities
 Authority, Washington University, Series A,
 Callable 02/15/13 @ 100
   5.000%, 02/15/33                                                      1,000             1,041
Missouri State Health & Educational Facilities
 Authority, Washington University, Series A,
 Callable 06/15/11 @ 100
   5.125%, 06/15/41                                                      2,150             2,229
University of Missouri,
 Pre-refunded 11/01/07 @ 101
   5.500%, 11/01/21 (a)                                                  3,000             3,400
   5.800%, 11/01/27 (a)                                                  5,000             5,719
                                                                                 ---------------
                                                                                          15,091
                                                                                 ---------------
HEALTHCARE - 17.5%
Boone County Hospital,
 Callable 08/01/12 @ 100
   5.050%, 08/01/20                                                      1,200             1,246
Cape Girardeau County Authority,
 Southeast Missouri Hospital Association,
 Callable 06/01/12 @ 100
   5.625%, 06/01/22                                                      1,500             1,577
Missouri State Health & Educational Facilities
 Authority, Barnes-Jewish Inc., Series A
   4.750%, 05/15/05                                                        100               104
Missouri State Health & Educational Facilities
 Authority, BJC Health Systems,
 Callable 05/15/08 @ 101
   5.000%, 05/15/28                                                      3,105             3,143
Missouri State Health & Educational Facilities
 Authority, BJC Health Systems, Series A,
 Callable 05/15/04 @ 102, Escrowed to Maturity
   6.200%, 05/15/07 (b)                                                    235               241
Missouri State Health & Educational Facilities
 Authority, BJC Health Systems, Series A,
 Escrowed to Maturity
   6.750%, 05/15/12 (b)                                                  3,310             4,109
Missouri State Health & Educational Facilities
 Authority, Freeman Hospital Project, Series A,
 Callable 02/15/05 @ 101 (FSA)
   5.375%, 02/15/14                                                      1,000             1,023
Missouri State Health & Educational Facilities
 Authority, Lake Regional Health System Project
   5.000%, 02/15/12                                                        515               545
Missouri State Health & Educational Facilities
 Authority, SSM Health Care System, Series A,
 Callable 06/01/08 @ 101 (MBIA)
   5.000%, 06/01/09                                                      1,000             1,103
   5.000%, 06/01/12                                                      2,000             2,143
   5.000%, 06/01/18                                                      3,895             4,064
Missouri State Health & Educational Facilities
 Authority, St. Luke's Health System,
 Callable 11/15/04 @ 101 (MBIA)
   5.100%, 11/15/13                                                      2,000             2,042

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
North Kansas City Hospital,
 Callable 11/15/08 @ 101 (AMBAC)
   5.000%, 11/15/13                                            $           700   $           750
   5.000%, 11/15/28                                                      2,000             2,064
North Kansas City Hospital, Series A,
 Callable 11/15/13 @ 100 (FSA)
   5.000%, 11/15/21                                                        250               265
St. Louis County Industrial Development Authority,
 Ranken-Jordan Project, Series A,
 Callable 11/15/13 @ 100
   6.625%, 11/15/35                                                        500               508
University Health Facilities,
 University of Missouri Health System, Series A,
 Callable 11/01/06 @ 102 (AMBAC)
   5.600%, 11/01/26                                                      5,000             5,320
University Health Facilities,
 University of Missouri Health System, Series A,
 Callable 11/01/08 @ 100 (AMBAC)
   5.000%, 11/01/09                                                      1,000             1,100
University of Missouri Health Systems, Series A,
 Callable 11/01/08 @ 100 (AMBAC)
   5.125%, 11/01/28                                                      2,000             2,048
                                                                                 ---------------
                                                                                          33,395
                                                                                 ---------------
HOUSING - 0.8%
Missouri State Community Development Agency,
 Callable 05/07/04 @ 100 (FHA)
   6.100%, 07/01/04                                                         45                45
   6.200%, 01/01/05                                                         25                25
University City Industrial Development Authority,
 Multifamily Housing, Series A,
 Callable 12/20/05 @ 102
   5.950%, 12/20/25                                                      1,400             1,452
                                                                                 ---------------
                                                                                           1,522
                                                                                 ---------------
INDUSTRIAL DEVELOPMENT - 0.5%
Sugar Creek, Lafarge North America, Series A,
 Callable 06/01/13 @ 101 (AMT)
   5.650%, 06/01/37                                                      1,000             1,014
                                                                                 ---------------
LEASE REVENUE - 10.9%
Clay County, Public Building Authority,
 Callable 05/15/08 @ 100 (MLO)
   5.125%, 05/15/14                                                      3,280             3,608
Missouri State Board of Public Buildings,
 State Office Building Special Obligation,
 Series A, Callable 05/01/11 @ 100 (MBIA) (MLO)
   5.000%, 05/01/23                                                      2,000             2,080
   5.000%, 05/01/24                                                      5,130             5,308
   5.125%, 05/01/26                                                      5,000             5,247
Missouri State Board of Public Buildings,
 State Office Building Special Obligation,
 Series A, Callable 05/01/11 @ 100 (MLO)
   5.000%, 05/01/17                                                      1,000             1,076
Missouri State Financial Board Infrastructure
 Facilities, Branson, Series A,
 Callable 12/01/12 @ 100 (MLO)
   5.000%, 12/01/17                                                      1,000             1,038
   5.375%, 12/01/22                                                        750               776
Puerto Rico Public Buildings Authority,
 Public Education and Health Facilities, Series B,
 Callable 07/01/07 @ 101.50
 (AMBAC) (COMGTY) (MLO)
   5.000%, 07/01/27                                                      1,000             1,036
Puerto Rico Public Buildings Authority,
 Public Education and Health Facilities, Series M,
 Pre-refunded 07/01/05 @ 100 (COMGTY) (MLO)
   5.500%, 07/01/21 (a)                                        $           755   $           795
                                                                                 ---------------
                                                                                          20,964
                                                                                 ---------------
POLLUTION CONTROL - 16.8%
Missouri State Environmental
 Improvement & Energy Resources Authority,
 Amerenue Project, Series A (VRDO) (XLCA)
   0.850%, 03/01/35                                                      1,000             1,000
Missouri State Environmental
 Improvement & Energy Resources Authority,
 Water Pollution Control,
 Associated Electric Co-Op, Thomas Hill,
 Callable 12/01/06 @ 101
   5.250%, 12/01/09                                                      1,000             1,093
Missouri State Environmental
 Improvement & Energy Resources Authority,
 Water Pollution Control, Drinking Water,
 Callable 01/01/07 @ 101
   5.000%, 01/01/08                                                        500               543
Missouri State Environmental
 Improvement & Energy Resources Authority,
 Water Pollution Control, Series A,
 Drinking Water, Callable 07/01/08 @ 101
   5.000%, 01/01/19                                                      2,200             2,335
Missouri State Environmental
 Improvement & Energy Resources Authority,
 Water Pollution Control, Series B,
 Drinking Water, Callable 01/01/09 @ 101
   5.250%, 01/01/15                                                      2,180             2,408
Missouri State Environmental
 Improvement & Energy Resources Authority,
 Water Pollution Control, Series B,
 Drinking Water, Callable 01/01/13 @ 100
   5.500%, 07/01/14                                                      2,000             2,309
   5.500%, 07/01/18                                                      1,400             1,588
Missouri State Environmental
 Improvement & Energy Resources Authority,
 Water Pollution Control, Series E,
 Drinking Water, Pre-refunded 07/01/06 @ 101
   5.625%, 07/01/16 (a)                                                    915             1,006
Missouri State Environmental
 Improvement & Energy Resources Authority,
 Water Pollution Control, Series A,
 State Revolving Fund Program,
 Callable 07/01/10 @ 100
   5.500%, 07/01/16                                                      2,495             2,821
Missouri State Environmental
 Improvement & Energy Resources Authority,
 Water Pollution Control, Series B,
 State Revolving Fund Program,
 Callable 01/01/13 @ 100
   5.000%, 01/01/17                                                      1,170             1,275
Missouri State Environmental
 Improvement & Energy Resources Authority,
 Water Pollution Control, Series C,
 State Revolving Fund Program
   5.375%, 07/01/13                                                      1,570             1,828
   5.375%, 07/01/14                                                      2,400             2,803
   5.375%, 07/01/15                                                      1,500             1,738
   5.375%, 07/01/16                                                      2,000             2,317

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Missouri State Environmental
 Improvement & Energy Resources Authority,
 Water Pollution Control, Series C,
 State Revolving Fund Program,
 Callable 07/01/11 @ 100
   5.000%, 07/01/23                                            $         6,655   $         6,942
                                                                                 ---------------
                                                                                          32,006
                                                                                 ---------------
RECREATIONAL FACILITY AUTHORITY - 0.6%
Missouri Financial Board Cultural Facilities,
 Nelson Gallery Foundation, Series A,
 Callable 12/01/11 @ 100
   5.250%, 12/01/14                                                      1,000             1,125
                                                                                 ---------------
TRANSPORTATION - 12.2%
Missouri State Highways & Transportation Road,
 Series A
   5.000%, 02/01/11                                                      6,000             6,756
   4.100%, 02/01/12                                                        600               638
Missouri State Highways & Transportation Road,
 Series A, Callable 02/01/11 @ 100
   5.000%, 02/01/17                                                        550               592
   5.250%, 02/01/20                                                      5,000             5,409
Missouri State Highways & Transportation Road,
 Series A, Callable 02/01/12 @ 100
   5.125%, 02/01/17                                                      1,000             1,087
   5.000%, 02/01/22                                                      3,725             3,919
Platte County Industrial Development
 Transportation Authority (MLO)
   3.750%, 12/01/12                                                        675               696
   4.000%, 12/01/14                                                        780               802
St. Louis Airport, Capital Improvement Program,
 Series A, Callable 07/01/12 @ 100 (MBIA)
   5.375%, 07/01/21                                                      1,000             1,091
St. Louis Airport, Series A (FSA)
   4.000%, 07/01/13                                                      2,200             2,273
                                                                                 ---------------
                                                                                          23,263
                                                                                 ---------------
UTILITIES - 6.0%
Kansas City Water, Series A,
 Callable 12/01/08 @ 101
   5.000%, 12/01/11                                                      4,390             4,867
Kansas City Water, Series B,
 Callable 12/01/06 @ 101
   5.000%, 12/01/07                                                        500               545
   5.000%, 12/01/16                                                      2,200             2,369
Kansas City Water, Series D,
 Pre-refunded 12/01/04 @ 100
   6.300%, 12/01/08 (a)                                                    500               517
Sikeston Electric,
 Callable 06/01/06 @ 101 (MBIA)
   5.000%, 06/01/22                                                      1,000             1,039
Springfield Water Works, Series A,
 Pre-refunded 05/01/05 @ 102
   5.600%, 05/01/23 (a)                                                  2,000             2,096
                                                                                 ---------------
                                                                                          11,433
                                                                                 ---------------
TOTAL REVENUE BONDS                                                                      139,813
                                                                                 ---------------
GENERAL OBLIGATIONS - 25.6%
Clayton School District (STAID)
   4.250%, 02/01/08                                                         50                54
Clayton School District, Callable 03/01/07 @ 101
   5.000%, 03/01/17                                                      3,325             3,557
Columbia School District,
 Callable 03/01/07 @ 100
   6.300%, 03/01/11                                            $           365   $           408
Columbia School District,
 Missouri Direct Deposit Program,
 Callable 03/01/08 @ 100 (STAID)
   4.850%, 03/01/14                                                      1,000             1,083
Ferguson Reorganized School District #R-2 (STAID)
   3.750%, 05/01/11                                                      1,000             1,050
Independence School District,
 Missouri Direct Deposit Program (FSA) (STAID)
   3.500%, 03/01/14                                                      1,315             1,303
Independence School District,
 Missouri Direct Deposit Program,
 Callable 03/01/13 @ 100 (MBIA) (STAID)
   5.000%, 03/01/20                                                      1,240             1,326
Jackson County School District #4,
 Missouri Direct Deposit Program (STAID)
   5.250%, 03/01/11                                                      1,000             1,143
Jackson County School District,
 Callable 03/01/08 @ 100
   4.850%, 03/01/13                                                      2,000             2,165
Jefferson City School District, Series A
   6.700%, 03/01/11                                                      1,000             1,204
Jefferson County School District #R-3,
 Callable 03/01/08 @ 100 (STAID)
   4.600%, 03/01/12                                                        500               525
Kansas City, Series A, Callable 03/01/08 @ 101
   5.250%, 09/01/09                                                        300               334
   5.250%, 09/01/12                                                      3,980             4,434
Kansas City, Series A, Streetlight Project,
 Callable 02/01/10 @ 101
   5.750%, 02/01/12                                                      1,000             1,156
Missouri State Water Pollution Control, Series A,
 Pre-refunded 08/01/06 @ 100
   5.750%, 08/01/18 (a)                                                  2,085             2,284
Missouri State, Fourth State Building, Series A,
 Pre-refunded 08/01/06 @ 100
   5.400%, 08/01/09 (a)                                                  2,000             2,174
North Kansas City School District,
 Callable 03/01/11 @ 100
   5.000%, 03/01/16                                                      1,265             1,371
Puerto Rico Municipal Finance Agency,
 Callable 08/01/09 @ 101
   5.500%, 08/01/23                                                      3,000             3,315
St. Charles County, Francis Howell School District,
 Series A (STAID)
   4.000%, 03/01/11                                                      1,000             1,070
St. Charles School District,
 Missouri Direct Deposit Program,
 Callable 03/01/06 @ 101
   5.000%, 03/01/12                                                        750               802
St. Louis County
   5.000%, 02/01/12                                                      3,250             3,675
St. Louis County Public Safety,
 Callable 08/15/09 @ 100 (FGIC)
   5.125%, 02/15/17                                                      4,185             4,545
St. Louis County Rockwood School District #R-6,
 Callable 02/01/11 @ 100
   5.000%, 02/01/13                                                      3,000             3,312
St. Louis County Rockwood School District #R-6,
 Series A, Callable 02/01/13 @ 100
   5.000%, 02/01/14                                                      2,000             2,226

DESCRIPTION                                                   PAR (000)/SHARES       VALUE (000)
------------------------------------------------------------------------------------------------
Taney County Reorganized School District #R-V,
 Hollister, Missouri Direct Deposit Program,
 Callable 03/01/13 @ 100 (FSA) (STAID)
   5.000%, 03/01/17                                            $         1,000   $         1,086
Wentzville School District #R-4,
 Callable 03/01/08 @ 100 (FSA)
   5.100%, 03/01/18                                                      3,000             3,226
                                                                                 ---------------
TOTAL GENERAL OBLIGATIONS                                                                 48,828
                                                                                 ---------------
TOTAL MUNICIPAL BONDS
   (Cost $175,687)                                                                       188,641
                                                                                 ---------------
AFFILIATED MONEY MARKET FUND - 1.0%
First American Tax Free Obligations
 Fund, Cl Z (c)                                                      1,866,640             1,867
                                                                                 ---------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $1,867)                                                                           1,867
                                                                                 ---------------
TOTAL INVESTMENTS - 99.8%
   (Cost $177,554)                                                                       190,508
                                                                                 ---------------
OTHER ASSETS AND LIABILITIES, NET - 0.2%                                                     475
                                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                                        $       190,983
                                                                                 ---------------

(a) Pre-refunded issues are usually backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(b) Escrowed to Maturity issues are usually backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(c) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2004, the aggregate market value of securities subject to the AMT was $1,013,650, which represents 0.5% of net assets.
COMGTY - Guaranteed by Commonwealth of Puerto Rico
Cl - Class
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FSA - Financial Security Assurance
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
STAID - State Aid Withholding
VRDO - Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on March 31, 2004. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents final maturity.
XLCA - XL Capital Assurance Inc.

NEBRASKA TAX FREE FUND

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.6%
REVENUE BONDS - 77.7%
EDUCATION - 20.8%
Nebraska Educational Finance Authority,
 Concordia University Project,
 Callable 12/15/08 @ 100
   5.350%, 12/15/18                                            $           650   $           669
Nebraska Educational Finance Authority,
 Creighton University Project, Series A (AMBAC)
   5.000%, 09/01/09                                                        500               561
Nebraska Educational Finance Authority,
 Midland Lutheran College Project,
 Callable 10/01/10 @ 100
   5.200%, 10/01/20                                                        350               353
Nebraska Educational Finance Authority,
 Wesleyan University Project,
 Callable 04/01/12 @ 100 (RAAI)
   5.000%, 04/01/17                                                        605               637
Nebraska Utility Corporation,
 University of Nebraska, Lincoln Project,
 Callable 01/01/12 @ 100
   5.250%, 01/01/15                                                      1,045             1,161
University of Nebraska, Facility Corporation,
 Deferred Maintenance Project,
 Callable 07/15/08 @ 100
   5.250%, 07/15/11                                                      1,000             1,106
University of Nebraska, Lincoln Parking Project,
 Callable 08/01/05 @ 102
   5.100%, 06/01/09                                                        500               526
University of Nebraska, Lincoln Student Fees,
 Callable 01/01/13 @ 100
   5.000%, 07/01/22                                                        750               781
University of Nebraska, Lincoln Student Fees,
 Series B
   4.250%, 07/01/12                                                        175               187
University of Nebraska, Lincoln Student Fees,
 Series B, Callable 11/15/13 @ 100
   4.000%, 07/01/15                                                        500               506
University of Nebraska,
 Omaha Student Housing Project,
 Callable 11/24/13 @ 100
   5.000%, 05/15/23                                                        500               525
University of Nebraska Facilities,
 Medical Center Research Project,
 Callable 02/15/12 @ 100
   5.000%, 02/15/15                                                        500               543
                                                                                 ---------------
                                                                                           7,555
                                                                                 ---------------
HEALTHCARE - 17.2%
Douglas County Hospital Authority #1,
 Immanuel Medical Center,
 Callable 09/01/07 @ 102 (AMBAC)
   4.900%, 09/01/09                                                        750               819
Douglas County Hospital Authority #2,
 Nebraska Medical Center
   5.000%, 11/15/16                                                        700               741
Lancaster County Hospital Authority,
 Bryanlgh Medical Center Project,
 Callable 06/01/11 @ 100 (AMBAC)
   5.000%, 06/01/19                                                        500               524
   5.125%, 06/01/21                                                      1,200             1,260

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Madison County Hospital Authority #1,
 Faith Regional Health Services Project,
 Callable 01/01/12 @ 100 (RAAI)
   5.500%, 07/01/21                                            $         1,000   $         1,071
Nebraska Investment Finance Authority,
 Great Plains Regional Medical Center,
 Callable 05/15/12 @ 100 (RAAI)
   5.200%, 11/15/16                                                        250               267
   5.300%, 11/15/17                                                        805               861
Platte County Hospital Authority #1,
 Columbus Community Hospital Project,
 Callable 05/01/10 @ 101 (RAAI)
   5.850%, 05/01/14                                                        650               720
                                                                                 ---------------
                                                                                           6,263
                                                                                 ---------------
HOUSING - 5.6%
Nebraska Investment Finance Authority,
 Multifamily Housing (GNMA)
   4.625%, 07/20/12                                                        455               488
Nebraska Investment Finance Authority,
 Single Family Housing, Series A,
 Callable 03/01/11 @ 100 (AMT)
   5.150%, 03/01/16                                                        755               803
Omaha Housing Authority, Multifamily Housing,
 Timbercreek Apartments,
 Callable 10/01/11 @ 100 (GNMA)
   5.150%, 11/20/22                                                        725               757
                                                                                 ---------------
                                                                                           2,048
                                                                                 ---------------
LEASE REVENUE - 2.2%
Nebraska Educational Telecommunication
 Commission, Leasing Project, Series 2000 (MLO)
   6.000%, 02/01/06                                                        750               809
                                                                                 ---------------
RECREATIONAL FACILITY AUTHORITY - 7.6%
Douglas County Zoo Facility, Omaha Henry Doorly
 Zoo Project, Callable 09/01/09 @ 100
   5.650%, 09/01/11                                                      1,000             1,114
Omaha Convention Hotel Corporation, Series A,
 Callable 04/01/12 @ 100 (AMBAC)
   5.500%, 04/01/16                                                        525               593
   5.125%, 04/01/26                                                      1,000             1,050
                                                                                 ---------------
                                                                                           2,757
                                                                                 ---------------
TAX REVENUE - 1.4%
Omaha Special Tax Revenue, Series A,
 Callable 02/01/12 @ 101
   5.125%, 02/01/32                                                        500               526
                                                                                 ---------------
TRANSPORTATION - 0.8%
Omaha Airport Authority,
 Callable 01/01/11 @ 100 (FSA)
   5.500%, 01/01/14                                                        250               280
                                                                                 ---------------
UTILITIES - 22.1%
Alliance Electrical Systems,
 Callable 06/15/08 @ 100 (AMBAC)
   5.000%, 12/15/14                                                        260               285
   5.100%, 12/15/15                                                        460               501
Cuming County Public Power District,
 Callable 05/15/06 @ 100
   5.600%, 05/15/21                                                        250               255
Grand Island Electrical Systems,
 Callable 06/27/11 @ 100 (MBIA)
   5.125%, 08/15/16                                                        750               823
Hastings Electrical Systems,
 Callable 05/01/11 @ 100 (FSA)
   5.000%, 01/01/15                                            $         1,000   $         1,088
   5.000%, 01/01/16                                                        750               812
Lincoln Electrical Systems,
 Callable 09/01/11 @ 100
   5.000%, 09/01/15                                                        500               546
Lincoln Electrical Systems,
 Callable 09/01/13 @ 100
   5.000%, 09/01/26                                                      1,000             1,044
Nebraska Investment Finance Authority,
 Drinking Water System Revolving Fund,
 Callable 01/01/09 @ 100
   4.500%, 01/01/10                                                        115               122
   5.150%, 01/01/16                                                        580               605
Omaha Public Power District, Series A,
 Callable 02/01/10 @ 100
   5.000%, 02/01/17                                                        655               702
   5.200%, 02/01/22                                                        630               671
Omaha Public Power Electrical Systems,
 Escrowed to Maturity (a)
   6.200%, 02/01/17                                                        210               255
Washington County Wastewater Facilities,
 Cargill Inc. Project, Callable 11/01/12 @ 101
   5.900%, 11/01/27                                                        300               324
                                                                                 ---------------
                                                                                           8,033
                                                                                 ---------------
TOTAL REVENUE BONDS                                                                       28,271
                                                                                 ---------------
GENERAL OBLIGATIONS - 17.2%
Dawson County School District,
 Callable 06/15/06 @ 102
   5.100%, 12/15/16                                                        365               394
Douglas County School District #17, Millard,
 Callable 11/15/12 @ 100 (FSA)
   4.000%, 11/15/13                                                        500               524
Douglas County School District #54,
 Ralston Public Schools,
 Callable 08/15/11 @ 100 (FSA)
   5.000%, 12/15/16                                                        845               920
Lancaster County School District #1,
 Lincoln Public Schools,
 Callable 01/15/11 @ 100
   5.250%, 07/15/19                                                        220               240
Lancaster County School District #1,
 Lincoln Public Schools,
 Callable 07/15/12 @ 100
   5.000%, 01/15/17                                                        750               810
Lincoln County School District #1,
 North Platte Public Schools,
 Callable 02/15/09 @ 100 (FSA)
   3.850%, 12/15/17                                                        500               498
Omaha, Callable 04/01/14 @ 100
   4.125%, 04/01/24 (b)                                                    500               474
Omaha, Series A
   6.500%, 12/01/18                                                        825             1,057
Omaha, Series B,
 Pre-refunded 05/01/04 @ 100 (c)
   5.250%, 12/01/25                                                        500               502
Omaha-Douglas Public Building,
 Callable 05/01/11 @ 100
   4.900%, 05/01/16                                                        500               534
   5.100%, 05/01/20                                                        300               320
                                                                                 ---------------
TOTAL GENERAL OBLIGATIONS                                                                  6,273
                                                                                 ---------------

DESCRIPTION                                                   PAR (000)/SHARES       VALUE (000)
------------------------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 3.7%
Western Nebraska Community College,
 Callable 10/15/07 @ 100
   4.700%, 10/15/10                                            $           295   $           310
   4.800%, 10/15/11                                                        195               204
   4.900%, 10/15/12                                                        250               261
   5.000%, 10/15/13                                                        300               312
   5.100%, 10/15/14                                                        250               260
                                                                                 ---------------
TOTAL CERTIFICATES OF PARTICIPATION                                                        1,347
                                                                                 ---------------
TOTAL MUNICIPAL BONDS
   (Cost $33,821)                                                                         35,891
                                                                                 ---------------
AFFILIATED MONEY MARKET FUND - 1.3%
First American Tax Free Obligations Fund, Cl Z (d)                     455,068               455
                                                                                 ---------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $455)                                                                               455
                                                                                 ---------------
TOTAL INVESTMENTS - 99.9%
   (Cost $34,276)                                                                         36,346
                                                                                 ---------------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                      41
                                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                                        $        36,387
                                                                                 ---------------

(a) Escrowed to Maturity issues are usually backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b) Security purchased on a when-issued basis. On March 31, 2004, the total cost of investments purchased on a when-issued basis was $488,995. See note 2 in Notes to Financial Statements.
(c) Pre-refunded issues are usually backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(d) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2004, the aggregate market value of securities subject to the AMT was $802,950, which represents 2.2% of net assets.
Cl - Class
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
RAAI - Radian Asset Assurance Inc.

OHIO TAX FREE FUND

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.0%
REVENUE BONDS - 28.7%
EDUCATION - 5.6%
Ohio State Higher Educational Facilities,
 Xavier University Project,
 Callable 05/01/13 @ 100 (FGIC)
   5.250%, 05/01/16                                            $         1,000   $         1,115
University of Cincinnati, Series A,
 Callable 06/01/11 @ 101 (FGIC)
   5.500%, 06/01/14                                                      1,000             1,141
                                                                                 ---------------
                                                                                           2,256
                                                                                 ---------------
HEALTHCARE - 7.5%
Erie County Hospital Facilities,
 Firelands Regional Medical Center, Series A,
 Callable 08/15/12 @ 101
   5.500%, 08/15/22                                                        500               525
Fairfield County Hospital Facilities,
 Fairfield Medical Center,
 Callable 06/15/12 @ 100 (RAAI)
   5.000%, 06/15/22                                                        500               512
Franklin County Health Care Facilities,
 Refunding & Improvement, Ohio Presbyterian,
 Series A, Callable 07/01/12 @ 100 (RAAI)
   5.125%, 07/01/22                                                        500               516
Hamilton County Hospital Facilities,
 Children's Medical Center, Series F (FGIC)
   5.200%, 05/15/09                                                      1,000             1,109
Lorain County Hospital, Catholic Healthcare,
 Callable 10/01/12 @ 100
   5.500%, 10/01/17                                                        350               378
                                                                                 ---------------
                                                                                           3,040
                                                                                 ---------------
POLLUTION CONTROL - 2.6%
Ohio State Water Development Authority,
 Water Pollution Control, Callable 06/01/12 @ 100
   5.050%, 12/01/21                                                      1,000             1,063
                                                                                 ---------------
TRANSPORTATION - 5.0%
Dayton, James M. Cox Dayton International,
 Series A, Callable 12/01/13 @ 100 (RAAI)
   4.750%, 12/01/14                                                        160               170
   4.750%, 12/01/15                                                        165               173
   4.750%, 12/01/17                                                        180               185
Lucas County Port Authority, Crocker Park Public
 Improvement Project, Callable 12/01/13 @ 102
   5.250%, 12/01/23                                                        400               407
Ohio State Turnpike Commission, Series A,
 Pre-refunded 02/15/06 @ 102 (MBIA)
   5.700%, 02/15/13 (a)                                                  1,000             1,096
                                                                                 ---------------
                                                                                           2,031
                                                                                 ---------------
UTILITIES - 8.0%
Cincinnati Water System,
 Callable 06/01/11 @ 100
   5.000%, 12/01/20                                                      1,000             1,058
Montgomery County Water, Greater Moraine
 Beaver, Callable 11/15/12 @ 100 (AMBAC)
   5.375%, 11/15/16                                                      1,000             1,127
Ohio State Water Development Authority,
 Escrowed to Maturity,
 Callable 06/01/05 @ 102 (AMBAC)
   5.800%, 12/01/11 (b)                                                  1,000             1,069
                                                                                 ---------------
                                                                                           3,254
                                                                                 ---------------
TOTAL REVENUE BONDS                                                                       11,644
                                                                                 ---------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - 59.6%
Cincinnati, Callable 12/01/11 @ 100
   5.000%, 12/01/16                                            $         1,000   $         1,088
   5.000%, 12/01/17                                                      1,000             1,080
Columbus City School District, School Facilities
 Construction & Improvement,
 Callable 06/01/13 @ 100 (FGIC)
   5.000%, 12/01/18                                                      2,000             2,163
Dayton City School District, School Facilities
 Construction & Improvement, Series D (FGIC)
   5.000%, 12/01/11                                                      1,000             1,133
Dublin, Refunding & Improvement, Series A,
 Callable 12/01/09 @ 101
   5.250%, 12/01/14                                                      1,000             1,125
Greater Cleveland Regional Transportation
 Authority, Pre-refunded 12/01/06 @ 101 (FGIC)
   5.650%, 12/01/16 (a)                                                  1,000             1,114
Northwest School District, School Improvement,
 Callable 12/01/12 @ 100 (MBIA)
   5.000%, 12/01/22                                                      1,000             1,055
Ohio State Common Schools, Series A,
 Callable 03/15/12 @ 100
   5.125%, 09/15/22                                                      2,000             2,124
Ohio State Higher Education, Series A,
 Callable 02/01/11 @ 100
   5.000%, 02/01/19                                                      1,000             1,062
Ohio State Higher Education, Series A,
 Callable 02/01/12 @ 100
   5.000%, 08/01/22                                                      1,000             1,051
Ohio State Higher Education, Series B,
 Callable 11/01/11 @ 100
   5.000%, 11/01/15                                                      1,000             1,093
   5.000%, 11/01/16                                                      1,000             1,088
Ohio State Infrastructure Improvement, Series A
   5.500%, 02/01/20                                                      1,000             1,159
Pickerington School District, School Facilities
 Construction & Improvement,
 Callable 12/01/11 @ 100 (FGIC)
   5.250%, 12/01/20                                                      1,000             1,085
Revere Local School District (FSA)
   5.000%, 12/01/12                                                      1,150             1,298
Solon, Callable 12/01/12 @ 100
   5.000%, 12/01/21                                                      1,000             1,061
Springfield City School District,
 Callable 12/01/11 @ 102 (FGIC)
   5.200%, 12/01/23                                                      1,000             1,077
Summit County, Series R (FGIC)
   5.500%, 12/01/21                                                      1,000             1,161
Sylvania City School District,
 Pre-refunded 12/01/05 @ 101 (FGIC)
   5.800%, 12/01/15 (a)                                                  1,000             1,084
Toledo City School District, School Facilities
 Improvement, Callable 12/01/13 @ 100 (FSA)
   5.000%, 12/01/14                                                      1,000             1,120
                                                                                 ---------------
TOTAL GENERAL OBLIGATIONS                                                                 24,221
                                                                                 ---------------

DESCRIPTION                                                   PAR (000)/SHARES       VALUE (000)
------------------------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 8.7%
Midview Local School District,
 School Buildings Facilities Project,
 Callable 05/01/13 @ 100
   5.250%, 11/01/17                                            $         1,270   $         1,361
Ohio State Building Authority, State Facility,
 Administration Building Fund, Series A,
 Callable 04/01/12 @ 100 (FSA)
   5.500%, 04/01/16                                                      1,000             1,129
   5.000%, 04/01/22                                                      1,000             1,052
                                                                                 ---------------
TOTAL CERTIFICATES OF PARTICIPATION                                                        3,542
                                                                                 ---------------
TOTAL MUNICIPAL BONDS
   (Cost $37,590)                                                                         39,407
                                                                                 ---------------
MONEY MARKET FUND - 1.5%
Federated Ohio Municipal Trust                                         608,768               609
                                                                                 ---------------
TOTAL MONEY MARKET FUND
   (Cost $609)                                                                               609
                                                                                 ---------------
TOTAL INVESTMENTS - 98.5%
   (Cost $38,199)                                                                         40,016
                                                                                 ---------------
OTHER ASSETS AND LIABILITIES, NET - 1.5%                                                     604
                                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                                        $        40,620
                                                                                 ---------------

(a) Pre-refunded issues are usually backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(b) Escrowed to Maturity issues are usually backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
AMBAC - American Municipal Bond Assurance Corporation
FGIC - Financial Guaranty Insurance Corporation
FSA - Financial Security Assurance
MBIA - Municipal Bond Insurance Association
RAAI - Radian Asset Assurance Inc.

OREGON INTERMEDIATE TAX FREE FUND

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.7%
REVENUE BONDS - 38.3%
BUILDING - 0.5%
Oregon State Fair & Exposition Center,
 Callable 04/01/04 @ 101 (RAAI)
   5.400%, 10/01/06                                            $           755   $           765
                                                                                 ---------------
EDUCATION - 4.8%
Multnomah County Educational Facilities,
 University of Portland,
 Callable 04/01/07 @ 102 (AMBAC)
   5.750%, 04/01/10                                                      2,245             2,519
   5.700%, 04/01/15                                                      1,000             1,076
Oregon State Health, Housing,
 Educational & Cultural Facilities Authority,
 George Fox University, Series A,
 Callable 03/01/07 @ 102 (BA)
   5.400%, 03/01/09                                                        395               432
   5.450%, 03/01/10                                                        415               451
Oregon State Health, Housing,
 Educational & Cultural Facilities Authority,
 Reed College, Series A, Callable 07/01/06 @ 102
   5.375%, 07/01/15                                                      2,000             2,100
Salem Educational Facilities, Williamette University,
 Callable 04/01/04 @ 101
   5.700%, 04/01/05                                                        500               507
                                                                                 ---------------
                                                                                           7,085
                                                                                 ---------------
HEALTHCARE - 5.6%
Clackamas County Hospital Facilities Authority,
 Legacy Health Systems,
 Callable 08/15/09 @ 101
   5.250%, 02/15/11                                                      2,000             2,215
   5.375%, 02/15/12                                                      1,000             1,102
Clackamas County Hospital Facilities Authority,
 Mary's Woods, Series A,
 Callable 05/15/09 @ 102
   6.125%, 05/15/13                                                      1,000             1,068
Medford Hospital Facilities Authority,
 Asante Health Systems,
 Callable 08/15/08 @ 101 (MBIA)
   5.250%, 08/15/11                                                      1,000             1,111
   5.375%, 08/15/12                                                      1,000             1,116
Salem Hospital Facilities Authority,
 Callable 08/15/08 @ 101
   5.250%, 08/15/14                                                      1,000             1,065
Umatilla County Hospital Facilities Authority,
 Catholic Health Initiatives, Series A
   5.000%, 03/01/12                                                        690               754
                                                                                 ---------------
                                                                                           8,431
                                                                                 ---------------
HOUSING - 4.4%
Oregon State Housing & Community Services,
 Series A, Callable 04/01/04 @ 102
   4.900%, 07/01/05                                                      1,075             1,099
   5.750%, 07/01/12                                                      2,490             2,535
Oregon State Housing & Community Services,
 Series A, Callable 07/01/04 @ 102
   6.400%, 07/01/18                                                        465               476
Oregon State Housing & Community Services,
 Series A, Callable 07/01/06 @ 102
   6.000%, 07/01/16                                                        550               582
Oregon State Housing & Community Services,
 Series E, Callable 01/01/10 @ 100 (FHA)
   5.750%, 07/01/13                                                        615               646
Portland Housing Authority, Riverwood Project,
 Pre-refunded 01/01/06 @ 100
   6.000%, 01/01/11 (a)                                        $         1,170   $         1,260
                                                                                 ---------------
                                                                                           6,598
                                                                                 ---------------
IMPROVEMENTS - 0.8%
Oregon State Department of Administrative
 Services Lottery, Series A,
 Callable 04/01/10 @ 100 (FSA)
   5.000%, 04/01/12                                                      1,050             1,156
                                                                                 ---------------
POLLUTION CONTROL - 1.9%
Port of St. Helens Pollution Control,
 Portland General Electric
   4.800%, 04/01/10                                                      2,450             2,458
   4.800%, 06/01/10                                                        400               401
                                                                                 ---------------
                                                                                           2,859
                                                                                 ---------------
TAX REVENUE - 1.5%
Medford Urban Renewal Agency,
 Callable 01/01/13 @ 101
   4.500%, 06/01/13                                                      1,010             1,079
Portland Urban Renewal & Redevelopment,
 Convention Center, Series A,
 Callable 06/15/10 @ 101 (AMBAC)
   5.750%, 06/15/15                                                      1,000             1,154
                                                                                 ---------------
                                                                                           2,233
                                                                                 ---------------
TRANSPORTATION - 6.2%
Oregon State Department of Transportation,
 Highway User Tax, Callable 11/15/10 @ 100
   5.125%, 11/15/14                                                      2,260             2,513
Oregon State Department of Transportation,
 Highway User Tax, Series A,
 Callable 11/15/12 @ 100
   5.500%, 11/15/16                                                      1,000             1,138
Port Morrow, Callable 06/01/05 @ 100
   6.250%, 06/01/15                                                      1,500             1,518
Port Portland Airport, Series 12-A,
 Callable 01/01/09 @ 101 (FGIC)
   5.250%, 07/01/11                                                      1,165             1,284
   5.250%, 07/01/12                                                      2,000             2,196
Tri-County Metropolitan Transportation District,
 Series 1 (MGT)
   4.900%, 06/01/09                                                        500               549
                                                                                 ---------------
                                                                                           9,198
                                                                                 ---------------
UTILITIES - 12.6%
Clackamas County Service District #1,
 Pre-refunded 10/01/06 @ 100
   6.200%, 10/01/09 (a)                                                    700               778
Eugene Electric Utilities,
 Callable 08/01/06 @ 100 (FSA)
   5.375%, 08/01/11                                                      1,195             1,290
Eugene Electric Utilities,
 Callable 08/01/07 @ 100 (FSA)
   5.000%, 08/01/11                                                      1,305             1,420
Eugene Electric Utilities,
 Callable 08/01/08 @ 100 (FSA)
   4.800%, 08/01/13                                                        690               744
Marion County Solid Waste & Electric,
 Ogden Martin System Project (AMBAC)
   5.500%, 10/01/06                                                      1,465             1,600

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Portland Sewer Systems, Series A,
 Callable 06/01/07 @ 100 (FGIC)
   5.000%, 06/01/09                                            $         2,250   $         2,442
   5.000%, 06/01/10                                                      2,000             2,171
   5.000%, 06/01/15                                                        250               268
Salem Water & Sewer (MBIA)
   6.000%, 06/01/06                                                      1,135             1,242
Tualatin Valley Water District,
 Callable 06/01/08 @ 100 (FSA)
   5.000%, 06/01/12                                                      1,000             1,097
Washington County Clean Water Services,
 Callable 10/01/11 @ 100 (FGIC)
   5.125%, 10/01/14                                                      1,790             1,989
Washington County Unified Sewer Agency,
 Callable 10/01/06 @ 101 (FGIC)
   5.200%, 10/01/09                                                      1,300             1,416
Washington County Unified Sewer Agency,
 Series 1 (FGIC)
   5.750%, 10/01/08                                                      1,000             1,149
Washington County Unified Sewer Agency,
 Series A, Zero Coupon Bond (AMBAC)
   4.200%, 10/01/07 (b)                                                  1,200             1,113
                                                                                 ---------------
                                                                                          18,719
                                                                                 ---------------
TOTAL REVENUE BONDS                                                                       57,044
                                                                                 ---------------
GENERAL OBLIGATIONS - 54.9%
Chemeketa Community College District,
 Escrowed to Maturity (FGIC)
   5.500%, 06/01/13 (c)                                                  2,170             2,532
Clackamas & Washington Counties School
 District #3, Linn-Wilsonville District, Series A,
 Zero Coupon Bond (FGIC)
   4.415%, 06/15/15 (b)                                                  4,000             2,502
Clackamas County Limited Tax Assessment,
 Callable 05/01/04 @ 100
   6.000%, 05/01/10                                                      1,000             1,001
Clackamas County School District #7,
 Lake Oswego, Callable 06/01/11 @ 100
   5.500%, 06/01/12                                                      1,240             1,416
Clackamas County School District #62,
 Oregon City (FSA) (SBG)
   4.250%, 06/15/14                                                      1,350             1,424
Clackamas County School District #86, Canby,
 Callable 06/15/10 @ 100 (SBG)
   5.500%, 06/15/15                                                      1,835             2,072
Columbia County School District #502,
 Zero Coupon Bond (FGIC)
   0.000%, 06/01/12 (b)                                                  1,530             1,136
   5.000%, 06/01/16 (b)                                                  1,000               600
Deschutes & Jefferson Counties School
 District #2, Callable 06/15/11 @ 100
   5.500%, 06/15/14                                                      1,725             1,969
Deschutes County,
Callable 12/01/12 @ 100 (FSA)
   5.000%, 12/01/14                                                      1,755             1,940
Deschutes County,
 Pre-refunded 12/01/06 @ 100 (MBIA)
   5.250%, 12/01/09 (a)                                                  1,000             1,094
Eugene Public Safety Facilities,
 Callable 06/01/06 @ 100 (FGIC)
   5.700%, 06/01/16                                                      1,295             1,396
Hood River County School District,
Callable 06/15/11 @ 100 (SBG)
   5.250%, 06/15/16                                                      1,030             1,137
Jackson County School District #549,
 Medford (SBG)
   5.000%, 06/15/12                                            $         2,000   $         2,249
Josephine County School District #7 (FGIC)
   5.750%, 06/01/06                                                      1,525             1,660
Lake Oswego (MBIA)
   5.250%, 06/01/13                                                      1,035             1,189
Lane County School District #4, Eugene (FGIC)
   5.000%, 07/01/11                                                      1,785             2,018
Lane County School District #40, Creswell,
 Callable 06/15/10 @ 100 (SBG)
   5.000%, 06/15/11                                                      1,120             1,244
Lane County School District #52, Bethel,
 Pre-refunded 06/15/10 @ 100 (SBG)
   5.350%, 06/15/11 (a)                                                  1,285             1,472
Lincoln County School District (FGIC)
   6.000%, 06/15/06                                                      1,055             1,158
Linn Benton Community College District,
 Zero Coupon Bond (FGIC) (SBG)
   4.000%, 06/15/08 (b)                                                    985               889
   4.210%, 06/15/09 (b)                                                  1,000               865
Linn County Community School District,
 Callable 06/15/13 @ 100 (FGIC) (SBG)
   5.550%, 06/15/21                                                      1,000             1,125
Marion & Polk Counties School District #7-J,
 Silverton, Callable 06/01/04 @ 101 (FSA)
   5.600%, 06/01/06                                                        860               875
Marion County School District #103C Woodburn,
 Series B, Zero Coupon Bond (FGIC)
   3.700%, 11/01/11 (b)                                                  2,210             1,704
McMinnville School District
   5.500%, 06/15/13                                                      1,000             1,162
McMinnville School District #40 (FSA)
   5.500%, 06/15/12                                                        620               721
Metro, Callable 09/01/10 @ 102
   5.250%, 09/01/14                                                      1,000             1,127
Metropolitan, Washington Park Zoo, Series A,
 Callable 01/15/07 @ 100
   5.250%, 01/15/10                                                      1,000             1,083
Multnomah-Clackamas County School
 District #10, Gresham-Barlow,
 Callable 06/15/11 @ 100 (FSA) (SBG)
   5.500%, 06/15/13                                                      1,780             2,042
Multnomah-Clackamas County School
 District #28-302, Centennial,
 Callable 06/15/11 @ 100 (FGIC) (SBG)
   5.500%, 06/15/14                                                      1,500             1,713
Multnomah County School District #7,
 Reynolds (AMBAC)
   5.500%, 06/01/06                                                      1,000             1,086
Multnomah County School District #7, Reynolds,
 Callable 06/15/11 @ 100 (SBG)
   5.625%, 06/15/15                                                      1,000             1,127
Multnomah County, Series A,
 Callable 04/01/10 @ 100
   5.000%, 04/01/11                                                      1,000             1,111
   5.125%, 04/01/13                                                      2,445             2,726
Oregon State Alternative Energy, Private Act,
 Callable 07/01/04 @ 100
   5.300%, 07/01/05                                                        900               909
Oregon State Board of Higher Education,
 Series A, Callable 08/01/09 @ 101
   5.500%, 08/01/15                                                      1,255             1,446

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Oregon State Pollution Control, Series A,
 Callable 11/01/07 @ 100
   4.875%, 11/01/11                                            $           455   $           494
Polk, Marion & Benton Counties School
 District #13-J, Callable 12/01/04 @ 101 (FGIC)
   5.500%, 12/01/05                                                        570               593
Port Portland, Series A
   4.500%, 03/01/06                                                      1,000             1,056
Portland Community College Services,
 Callable 06/01/11 @ 100
   5.375%, 06/01/15                                                      1,375             1,530
Portland Emergency Facilities, Series A,
 Callable 06/01/09 @ 100
   5.000%, 06/01/12                                                      1,060             1,168
Puerto Rico Commonwealth, Series C,
 Mandatory Put 07/01/08 @ 100 (FSA)
   5.000%, 07/01/21                                                      1,000             1,111
Salem-Keizer School District #24-J,
 Callable 06/01/08 @ 100 (FSA)
   5.100%, 06/01/12                                                      2,000             2,201
Salem-Keizer School District #24-J,
 Callable 06/01/09 @ 100 (SBG)
   5.250%, 06/01/12                                                      1,000             1,134
Tri-County Metropolitan Transportation District,
 Light Rail Extension, Series A,
 Callable 07/01/09 @ 101
   5.250%, 07/01/10                                                      1,115             1,259
   5.250%, 07/01/12                                                      1,000             1,121
Tualatin Hills Park & Recreation District (FGIC)
   5.750%, 03/01/13                                                        870             1,029
Umatilla County School District #016-R,
 Pendleton (FGIC)
   5.000%, 07/01/11                                                      1,000             1,131
   5.250%, 07/01/14                                                      1,540             1,769
Wasco County School District #12
   5.500%, 06/15/14                                                      1,080             1,259
Washington & Clackamas Counties School
 District #23-J, Tigard (FGIC)
   5.750%, 06/01/06                                                      1,055             1,151
   5.250%, 06/01/11                                                      1,335             1,529
Washington & Clackamas Counties School
 District #23-J, Tigard, Zero Coupon Bond
   5.820%, 06/15/14 (b)                                                  1,030               683
Washington County
   5.500%, 06/01/10                                                      1,000             1,156
Washington County School District #48-J,
 Beaverton, Callable 08/01/08 @ 100
   5.250%, 08/01/10                                                      2,000             2,220
Washington County School District #88,
 Sherwood, Pre-refunded 06/01/05 @ 100 (FSA)
   5.700%, 06/01/06 (a)                                                  1,000             1,053
Washington, Multnomah & Yamhill Counties
 School District #1-J
   5.000%, 11/01/14                                                      1,000             1,131
Washington, Multnomah & Yamhill Counties
 School District #1-J (MBIA)
   5.000%, 06/01/10                                                      1,325             1,494
Washington, Multnomah & Yamhill Counties
 School District #1-J, Callable 06/01/09 @ 100
   5.250%, 06/01/12                                                      1,185             1,322
Wilsonville, Callable 06/01/08 @ 100
   5.000%, 12/01/10                                                        350               350
                                                                                 ---------------
TOTAL GENERAL OBLIGATIONS                                                                 81,864
                                                                                 ---------------

DESCRIPTION                                                   PAR (000)/SHARES       VALUE (000)
------------------------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 5.5%
Multnomah County,
 Callable 08/01/08 @ 101 (MLO)
   4.750%, 08/01/11                                            $         2,200   $         2,369
Oregon State Department of Administrative
 Services, Series A (AMBAC) (MLO)
   5.500%, 05/01/07                                                      1,000             1,108
Oregon State Department of Administrative
 Services, Series A,
 Callable 05/01/09 @ 101 (AMBAC) (MLO)
   5.000%, 05/01/14                                                      1,240             1,359
Oregon State Department of Administrative
 Services, Series A,
 Callable 05/01/13 @ 100 (FSA)
   5.000%, 05/01/14                                                      1,200             1,331
Oregon State Department of Administrative
 Services, Series B,
 Callable 11/01/07 @ 101 (AMBAC) (MLO)
   5.000%, 11/01/11                                                        840               923
Oregon State Department of Administrative
 Services, Series C,
 Pre-refunded 05/01/06 @ 101 (MBIA) (MLO)
   5.750%, 05/01/07 (a)                                                    990             1,085
                                                                                 ---------------
TOTAL CERTIFICATES OF PARTICIPATION                                                        8,175
                                                                                 ---------------
TOTAL MUNICIPAL BONDS
   (Cost $137,005)                                                                       147,083
                                                                                 ---------------
AFFILIATED MONEY MARKET FUND - 0.9%
First American Tax Free Obligations Fund, Cl Z (d)                   1,245,672             1,246
                                                                                 ---------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $1,246)                                                                           1,246
                                                                                 ---------------
TOTAL INVESTMENTS - 99.6%
   (Cost $138,251)                                                                       148,329
                                                                                 ---------------
OTHER ASSETS AND LIABILITIES, NET - 0.4%                                                     641
                                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                                        $       148,970
                                                                                 ---------------

(a) Pre-refunded issues are usually backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(b)  The rate shown is the effective yield at the time of purchase.
(c) Escrowed to Maturity issues are usually backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(d) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.
AMBAC - American Municipal Bond Assurance Corporation
BA - Bank of America
Cl - Class
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FSA - Financial Security Assurance
MBIA - Municipal Bond Insurance Association
MGT - Morgan Guaranty Trust
MLO - Municipal Lease Obligation
RAAI - Radian Asset Assurance Inc.
SBG - School Board Guaranty

The accompanying notes are an integral part of the financial statements.

SHORT TAX FREE FUND

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.6%
ALABAMA - 1.0%
Foley Utilities Board, Escrowed to Maturity,
 Callable 09/01/04 @ 100 (RB)
   6.000%, 03/01/07 (a)                                        $         1,500   $         1,679
Homewood, Sewer 7, Escrowed to Maturity,
 Callable 04/01/04 @ 100 (RB)
   6.125%, 03/01/07 (a)                                                  1,340             1,505
Mobile, Escrowed to Maturity,
 Callable 08/15/04 @ 100 (GO)
   6.200%, 02/15/07 (a)                                                  1,280             1,434
                                                                                 ---------------
                                                                                           4,618
                                                                                 ---------------
ALASKA - 1.2%
Anchorage, Series B (GO) (MBIA)
   5.000%, 07/01/06                                                      5,000             5,385
                                                                                 ---------------
ARIZONA - 3.0%
Arizona State Funding Program, Series 15,
 Escrowed to Maturity (COP)
   8.750%, 08/01/06 (a)                                                  2,115             2,457
   8.750%, 08/01/06 (a)                                                  1,410             1,639
Pima County (AMBAC) (COP)
   2.000%, 01/01/06                                                      1,000             1,009
Salt River Project, Agricultural Improvement &
 Power District Electrical Systems, Series A (RB)
   5.250%, 01/01/06                                                      2,250             2,398
Scottsdale Water & Sewer,
 Project of 1989, Series E (RB)
   7.000%, 07/01/08                                                      1,370             1,630
University Medical Center (PUFG) (RB)
   5.000%, 07/01/07                                                        300               326
   5.000%, 07/01/08                                                        350               383
   5.000%, 07/01/09                                                        500               550
Yavapai County Industrial Development Authority,
 Waste Management Project, Series A-1,
 Mandatory Put 03/01/06 @ 100 (AMT) (GTY) (RB)
   3.650%, 03/01/28                                                      3,100             3,174
                                                                                 ---------------
                                                                                          13,566
                                                                                 ---------------
CALIFORNIA - 5.2%
California State (GO)
   5.000%, 06/01/07                                                      5,000             5,401
   5.000%, 02/01/08                                                      5,000             5,422
   5.000%, 02/01/08                                                      1,000             1,084
California State, Series A (RB)
   2.000%, 06/16/04                                                      4,000             4,008
California Statewide Communities Development
 Authority, Kaiser Permanente, Series H,
 Mandatory Put 05/01/08 @ 100 (RB)
   2.625%, 04/01/34 (b)                                                  4,000             3,975
Contra Costa Transportation Authority, Series A,
 Escrowed to Maturity,
 Callable 04/01/04 @ 100 (RB)
   6.875%, 03/01/07 (a)                                                  3,000             3,277
                                                                                 ---------------
                                                                                          23,167
                                                                                 ---------------
COLORADO - 1.2%
Denver City & County Airport,
 Series E (AMT) (RB) (XLCA)
   5.000%, 11/15/07                                                      5,000             5,446
                                                                                 ---------------
CONNECTICUT - 0.2%
Mashantucket Western Pequot Tribe, Series A,
 Escrowed to Maturity (RB)
   6.375%, 09/01/04 (a) (c)                                    $         1,020   $         1,043
                                                                                 ---------------
DISTRICT OF COLUMBIA - 1.3%
District of Columbia, Series A (GO) (MBIA)
   5.500%, 06/01/07                                                      5,000             5,545
                                                                                 ---------------
FLORIDA - 0.8%
Escambia County Health Facilities Authority,
 Ascension Health Credit, Series A (RB)
   5.000%, 11/15/06                                                        815               881
Highlands County Health Facilities Authority,
 The Adventist Health System, Series B (RB)
   3.750%, 11/15/06                                                      2,605             2,717
                                                                                 ---------------
                                                                                           3,598
                                                                                 ---------------
GEORGIA - 0.2%
Fulton Dekalb Hospital Authority (FSA) (RB)
   5.000%, 01/01/07                                                      1,000             1,083
                                                                                 ---------------
IDAHO - 0.5%
Idaho Falls, Escrowed to Maturity,
 Callable 04/01/04 @ 100 (RB)
   10.250%, 04/01/06 (a)                                                   995             1,086
Idaho Falls, Pre-refunded 04/01/07 @ 100,
 Callable 04/01/04 @ 100 (RB)
   10.375%, 04/01/13 (d)                                                 1,075             1,333
                                                                                 ---------------
                                                                                           2,419
                                                                                 ---------------
ILLINOIS - 10.7%
Champaign County Community Unit School
 District #4 (GO)
   8.300%, 01/01/07                                                      1,120             1,305
Chicago, Series C (GO) (MBIA)
   4.000%, 01/01/08                                                      1,000             1,064
Chicago O'Hare International Airport, 2nd Lien,
 Passenger Facilities,
 Series C (AMBAC) (AMT) (RB)
   5.000%, 01/01/08                                                      2,260             2,449
Chicago O'Hare International Airport, 2nd Lien,
 Passenger Facilities, Series C (MBIA) (RB)
   5.750%, 01/01/09                                                      1,000             1,141
Chicago O'Hare International Airport,
 Series A (AMBAC) (RB)
   4.800%, 01/01/05                                                        585               598
Chicago Park District,
 Partially Pre-refunded 05/15/05 @ 102,
 Callable 05/15/05 @ 102 (GO)
   6.350%, 11/15/08 (d)                                                  2,000             2,148
Cook County Community High School
 District #218, Partially Escrowed to Maturity,
 Zero Coupon Bond (FSA) (GO)
   2.630%, 12/01/05 (a) (e)                                              1,760             1,720
Cook County Consolidated High School
 District #200, Oak Park,
 Zero Coupon Bond (FSA) (GO)
   2.070%, 12/01/05 (e)                                                  2,265             2,212
Cook County High School District #209,
 Proviso Township (FSA) (GO)
   2.650%, 12/01/08                                                      1,485             1,364
Du Page Airport Authority, Series A (FGIC) (RB)
   3.000%, 02/01/07                                                      2,000             2,064

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Illinois Development Finance Authority,
 Mercy Housing Corporation Project,
 Pre-refunded 08/01/04 @ 102 (GTY) (RB)
   7.000%, 08/01/24 (d)                                        $         6,505   $         6,744
Illinois Development Finance Authority,
 People's Gas, Light & Coke, Series B,
 Mandatory Put 02/01/08 @ 100 (AMBAC) (RB)
   3.050%, 02/01/33 (b)                                                  3,000             3,081
Illinois Educational Facilities Authority,
 The Art Institute of Chicago,
 Mandatory Put 03/01/08 @ 100 (RB)
   3.100%, 03/01/34                                                      2,000             2,017
Illinois Finance Authority, Depaul University,
 Series A (RB)
   5.000%, 10/01/07                                                      1,000             1,092
   5.000%, 10/01/09                                                      1,000             1,104
Illinois Health Facilities Authority,
 Covenant Retirement Communities,
 Series A (RAAI) (RB)
   3.375%, 12/01/06                                                      1,365             1,415
Illinois Health Facilities Authority,
 St. Elizabeth's Hospital,
 Pre-refunded 07/01/04 @ 102 (RB)
   7.625%, 07/01/10 (d)                                                  1,000             1,036
   7.750%, 07/01/16 (d)                                                  3,150             3,264
Illinois Health Facilities Authority, University of
 Chicago, Hospital & Health (MBIA) (RB)
   5.000%, 08/15/06                                                      1,000             1,079
   5.000%, 08/15/07                                                      1,000             1,098
Illinois State Toll Highway Authority,
 Pre-refunded 07/01/06 @ 100,
 Callable 04/01/04 @ 100 (RB)
   6.750%, 01/01/10 (d)                                                     55                60
Illinois State, First Series (GO)
   4.000%, 12/01/06                                                      2,000             2,122
Lake County Community Unit School District #60,
 Waukegan, Series A (FSA) (GO)
   6.000%, 12/01/05                                                      1,115             1,201
Lake County School District #112,
 Highland Park (GO)
   9.000%, 12/01/06                                                      1,655             1,959
   9.000%, 12/01/07                                                      1,000             1,237
Northern University, Escrowed to Maturity,
 Callable 04/01/04 @ 100 (RB)
   7.125%, 04/01/05 (a)                                                  1,405             1,445
Sangamon County (COP)
   7.300%, 12/01/04                                                      1,500             1,559
                                                                                 ---------------
                                                                                          47,578
                                                                                 ---------------
INDIANA - 4.0%
East Chicago Multi School Building Corporation,
 Pre-refunded 07/15/06 @ 102 (RB) (STAID)
   6.500%, 01/15/16 (d)                                                  1,000             1,129
Gary Sanitation District,
 Special Tax District (GO) (RAAI)
   3.500%, 02/01/07                                                      1,105             1,144
Indiana Transportation Finance Authority,
 Airport Facilities, Series A (AMBAC) (RB)
   6.000%, 11/01/08                                                      2,600             3,004
Indianapolis Industries Local Public Improvement,
 Airport Authority, Series A (AMT) (FSA) (RB)
   5.000%, 01/01/07                                                     10,000            10,751
New Albany Floyd County School Building,
 Escrowed to Maturity (RB) (STAID)
   6.200%, 07/01/04 (a)                                        $         1,300   $         1,317
                                                                                 ---------------
                                                                                          17,345
                                                                                 ---------------
KANSAS - 0.7%
Augusta Electric Generating & Distribution
 System, Escrowed to Maturity,
 Callable 05/15/04 @ 100 (RB)
   6.700%, 11/15/07 (a)                                                  1,440             1,475
Newton Hospital, Newton Healthcare Corporation,
 Series A, Pre-refunded 11/15/04 @ 102 (RB)
   7.375%, 11/15/14 (d)                                                  1,500             1,586
                                                                                 ---------------
                                                                                           3,061
                                                                                 ---------------
KENTUCKY - 0.3%
Bowling Green Industrial Building, Koehring
 Company Project, Escrowed to Maturity (RB)
   7.250%, 04/01/04 (a)                                                    405               405
Kentucky State Turnpike Authority,
 Escrowed to Maturity,
 Callable 04/01/04 @ 100 (RB)
   6.125%, 07/01/07 (a)                                                    420               451
Owensboro Electric, Light & Power,
 Escrowed to Maturity,
 Callable 07/01/04 @ 100 (RB)
   6.850%, 01/01/08 (a)                                                    570               631
                                                                                 ---------------
                                                                                           1,487
                                                                                 ---------------
LOUISIANA - 0.3%
Louisiana State Health & Education Authority,
 Lambeth House Project,
 Pre-refunded 10/01/06 @ 102 (RB)
   9.000%, 10/01/26 (d)                                                  1,000             1,196
                                                                                 ---------------
MARYLAND - 0.5%
Calvert County Economic Development,
 Asbury-Solomons Island Facilities Project,
 Pre-refunded 01/01/05 @ 102 (RB)
   8.375%, 01/01/15 (d)                                                  1,000             1,074
Maryland State Health & Higher Education
 Facilities Authority,
 Memorial Hospital of Cumberland,
 Pre-refunded 07/01/04 @ 100 (RB)
   6.500%, 07/01/17 (d)                                                  1,000             1,013
                                                                                 ---------------
                                                                                           2,087
                                                                                 ---------------
MASSACHUSETTS - 3.9%
Massachusetts State Housing Finance Agency,
 Series B (RB)
   2.500%, 06/01/06                                                      6,000             6,074
Massachusetts State, Series E (GO)
   5.500%, 01/01/09                                                     10,000            11,297
                                                                                 ---------------
                                                                                          17,371
                                                                                 ---------------
MICHIGAN - 4.7%
Detroit Water Supply System,
 Escrowed to Maturity,
 Callable 07/01/04 @ 100 (RB)
   8.875%, 01/01/05 (a)                                                  1,590             1,674
Detroit, Series B (GO) (XLCA)
   5.000%, 04/01/06                                                      2,455             2,621
Michigan Municipal Bond Authority,
 Pre-refunded 10/01/04 @ 102 (RB)
   6.500%, 10/01/17 (d)                                                  3,100             3,247

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority, Series A,
 Escrowed to Maturity,
 Callable 04/01/04 @ 101 (RB)
   6.150%, 10/01/05 (a)                                        $         1,500   $         1,610
Michigan State Hospital Finance Authority,
 Genesys Health System, Series A,
 Pre-refunded 10/01/05 @ 100 (RB)
   7.500%, 10/01/27 (d)                                                  6,620             7,235
Michigan State Hospital Finance Authority,
 Harper-Grace Hospital, Escrowed to Maturity,
 Callable 04/01/04 @ 100 (RB)
   7.125%, 05/01/09 (a)                                                    445               500
Michigan State Hospital Finance Authority,
 Henry Ford Health System, Series A (RB)
   5.000%, 03/01/06                                                      1,000             1,056
Michigan State Hospital Finance Authority,
 Oakwood Obligated Group (RB)
   5.000%, 11/01/06                                                      1,000             1,073
Michigan State Strategic Fund,
 Dow-Chemical Project, Mandatory
 Put 06/01/06 @ 100 (RB)
   3.800%, 06/01/14 (b)                                                  1,800             1,860
                                                                                 ---------------
                                                                                          20,876
                                                                                 ---------------
MINNESOTA - 1.3%
Hennepin County Housing & Redevelopment
 Authority, Loring Park Apartments,
 Callable 08/15/06 @ 102.50,
 Mandatory Put 02/15/09 @ 100 (AMT) (FNMA)
   3.050%, 06/15/34 (b)                                                  2,000             1,984
Minneapolis Healthcare System,
 Allina Health System, Series A (RB)
   5.000%, 11/15/06                                                      1,895             2,030
Monticello, Big Lake Community Hospital District,
 Series C (RB)
   4.250%, 12/01/07                                                      1,675             1,727
Northwestern Mutual Life Insurance Co.
 Tax-Exempt Mortgage Trust #1 (RB)
   7.605%, 02/15/09 (b)                                                     46                46
                                                                                 ---------------
                                                                                           5,787
                                                                                 ---------------
MISSISSIPPI - 0.8%
Mississippi State, Escrowed to Maturity,
 Callable 02/01/08 @ 100 (GO)
   6.200%, 02/01/08 (a)                                                  3,085             3,495
                                                                                 ---------------
MISSOURI - 4.1%
Boone County Hospital (RB)
   5.000%, 08/01/06                                                      4,065             4,338
Little Blue Valley Sewer District,
 Escrowed to Maturity (RB)
   5.750%, 10/01/04 (a)                                                  1,000             1,004
Little Blue Valley Sewer District,
 Escrowed to Maturity,
 Callable 04/01/04 @ 100 (RB)
   5.500%, 10/01/07 (a)                                                  1,000             1,122
Missouri State Development Finance Board,
 Branson, Series A (RB)
   5.000%, 12/01/05                                                      1,000             1,055
Missouri State Environmental Improvement &
 Energy Resources Authority,
 Water Pollution Control, Associated Electric CoOp,
 Thomas Hill (RB)
   5.500%, 12/01/06                                                      1,000             1,102
Missouri State Highways & Transit Commission,
 State Road, Series A (RB)
   5.000%, 02/01/09                                            $         7,500   $         8,377
St. Louis International Airport, Series A (FSA) (RB)
   5.000%, 07/01/07                                                      1,100             1,202
                                                                                 ---------------
                                                                                          18,200
                                                                                 ---------------
NEBRASKA - 1.0%
Douglas County Hospital Authority #002,
 Nebraska Medical Center (GTY) (RB)
   5.000%, 11/15/07                                                      1,000             1,091
   5.000%, 11/15/08                                                      1,000             1,099
Nebraska Investment Finance Authority,
 Catholic Health Initiatives, Series A (RB)
   5.500%, 12/01/07                                                      2,000             2,223
                                                                                 ---------------
                                                                                           4,413
                                                                                 ---------------
NEVADA - 2.1%
Clark County Pollution Control, Series A,
 Mandatory Put 03/02/09 @ 100 (AMT) (RB)
   3.250%, 06/01/31 (b)                                                  3,000             2,993
Clark County Pollution Control, Series C,
 Mandatory Put 03/02/09 @ 100 (AMT) (RB)
   3.250%, 06/01/31 (b)                                                  3,000             2,993
Nevada State,
 Partially Pre-refunded 12/01/04 @ 101,
 Callable 12/01/04 @ 101 (GO)
   6.500%, 12/01/12 (d)                                                  3,000             3,139
                                                                                 ---------------
                                                                                           9,125
                                                                                 ---------------
NEW HAMPSHIRE - 1.3%
New Hampshire State, Series A (GO)
   5.000%, 07/15/07                                                      5,220             5,741
                                                                                 ---------------
NEW JERSEY - 4.4%
New Jersey Economic Development Authority,
 Arbor Glen Project, Series A,
 Pre-refunded 05/15/06 @ 102 (RB)
   8.000%, 05/15/12 (d)                                                  2,000             2,305
New Jersey Economic Development Authority,
 United Methodist Homes,
 Pre-refunded 07/01/05 @ 102 (RB)
   7.500%, 07/01/20 (d)                                                  4,255             4,656
New Jersey Health Care Facilities Financing
 Authority, Capital Health Systems, Series A (RB)
   5.000%, 07/01/07                                                      2,465             2,647
   5.000%, 07/01/08                                                      1,585             1,712
New Jersey Sports & Exposition Authority,
 Monmouth Park, Series A,
 Pre-refunded 01/01/05 @ 102 (RB)
   8.000%, 01/01/25 (d)                                                  2,400             2,572
New Jersey State Educational Facilities Authority,
 Stevens Institute of Technology, Series C (RB)
   4.000%, 07/01/04                                                        500               503
New Jersey State Transportation Corporation,
 Sub-Federal Transportation Administrative Grants,
 Series B (COP)
   5.000%, 09/15/06                                                      2,025             2,180
New Jersey State Turnpike Authority,
 Escrowed to Maturity (RB)
   6.750%, 01/01/09 (a)                                                  2,585             2,806
                                                                                 ---------------
                                                                                          19,381
                                                                                 ---------------
NEW MEXICO - 0.3%
Farmington, Pre-refunded 07/01/05 @ 100 (RB)
   9.875%, 01/01/13 (d)                                                  1,360             1,492
                                                                                 ---------------

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
NEW YORK - 7.1%
Long Island Power Authority, Series B (RB)
   5.000%, 12/01/06                                            $         3,700   $         3,995
Monroe County Airport Authority,
 Greater Rochester International (AMT) (MBIA) (RB)
   4.000%, 01/01/08                                                      1,125             1,191
   5.000%, 01/01/09                                                      1,175             1,299
New York, Series A (GO)
   5.250%, 08/01/08                                                      8,000             8,864
New York, Series G (GO)
   5.000%, 08/01/08                                                      1,615             1,773
New York, Series H (GO)
   4.000%, 08/01/08                                                      1,675             1,771
New York City Transitional Finance Authority,
 Future Tax Secondary Subscriber, Series D-1 (RB)
   5.000%, 11/01/09                                                      2,950             3,316
New York State Dormitory Authority,
 Lutheran Medical (FHA) (MBIA) (RB)
   3.000%, 02/01/07                                                      1,410             1,452
New York State Dormitory Authority,
 Mental Health, Series F-1 (RB)
   5.000%, 02/15/07                                                      2,000             2,163
Port Authority of New York & New Jersey,
 119th Series (AMT) (FGIC) (RB)
   5.000%, 09/15/06                                                      5,050             5,446
                                                                                 ---------------
                                                                                          31,270
                                                                                 ---------------
NORTH CAROLINA - 2.0%
North Carolina Medical Care Commission,
 Health Care Facilities, Series A (RB)
   2.500%, 11/01/07                                                      1,000               999
North Carolina Medical Care Commission,
 Novant Health Obligated Group, Series A (RB)
   5.000%, 11/01/07                                                      5,325             5,850
North Carolina Municipal Power Agency,
 Series A (RB)
   3.000%, 01/01/05                                                      1,665             1,684
   5.000%, 01/01/05                                                        500               513
                                                                                 ---------------
                                                                                           9,046
                                                                                 ---------------
OHIO - 1.4%
Allen County Economic Development,
 Young Men's Christian Association,
 Mandatory Put 04/14/08 @ 100 (RB)
   3.000%, 04/15/18 (b)                                                  5,000             5,105
Toledo-Lucas County Port Authority,
 Crocker Park Public Improvement Project (RB)
   3.000%, 12/01/06                                                      1,090             1,114
                                                                                 ---------------
                                                                                           6,219
                                                                                 ---------------
OKLAHOMA - 0.3%
Ponca City Utility Authority, Escrowed to Maturity,
 Callable 04/01/04 @ 100 (RB)
   6.000%, 07/01/08 (a)                                                  1,110             1,280
                                                                                 ---------------
PENNSYLVANIA - 1.6%
Chartiers Valley Industrial & Commercial
 Development Authority, Friendship Village South,
 Series A (RB)
   2.750%, 08/15/05                                                        400               401
   3.150%, 08/15/06                                                        400               401
   3.450%, 08/15/07                                                        300               300
Hampden Township Sewer Authority,
 Escrowed to Maturity,
 Callable 04/01/04 @ 100 (RB)
   6.150%, 04/01/07 (a)                                        $         1,060   $         1,156
Lehigh County General Purpose Authority,
 Muhlenberg Hospital Center, Series A,
 Pre-refunded 07/15/04 @ 100 (RB)
   6.600%, 07/15/22 (d)                                                  3,250             3,300
Ringgold School District Authority, Escrowed to
 Maturity, Callable 04/01/04 @ 100 (RB)
   6.700%, 01/15/08 (a)                                                  1,165             1,302
                                                                                 ---------------
                                                                                           6,860
                                                                                 ---------------
PUERTO RICO - 2.8%
Puerto Rico Commonwealth,
 Highway Transportation Authority, Series AA (RB)
   5.000%, 07/01/07                                                      7,200             7,869
Puerto Rico Commonwealth, Series C,
 Mandatory Put 07/01/08 @ 100 (GO)
   5.000%, 07/01/18 (b)                                                  4,250             4,655
                                                                                 ---------------
                                                                                          12,524
                                                                                 ---------------
RHODE ISLAND - 0.6%
Rhode Island State Health & Educational Building,
 Higher Education Facility,
 Johnson & Wales (RB) (XLCA)
   5.000%, 04/01/07                                                      1,000             1,091
Rhode Island State Health & Educational Building,
 Higher Education Facility, Roger Williams,
 Pre-refunded 11/15/04 @ 102 (CLE) (RB)
   7.200%, 11/15/14 (d)                                                  1,500             1,587
                                                                                 ---------------
                                                                                           2,678
                                                                                 ---------------
SOUTH CAROLINA - 0.4%
Georgetown County, Series A (FGIC) (GO)
   3.000%, 03/01/07                                                      1,055             1,090
South Carolina Jobs Economic Development
 Authority, Palmetto Health Alliance, Series C (RB)
   4.500%, 08/01/06                                                        660               684
                                                                                 ---------------
                                                                                           1,774
                                                                                 ---------------
SOUTH DAKOTA - 0.8%
Sioux Falls Health Facilities, Dow Rummel Village
 Project, Series B,
 Mandatory Put 11/15/07 @ 100,
 Callable 11/15/07 @ 100 (RB)
   4.750%, 11/15/33                                                      1,675             1,676
South Dakota Housing Development Authority,
 Homeownership Mortgage, Series I (AMT) (RB)
   2.850%, 05/01/06                                                      1,600             1,638
                                                                                 ---------------
                                                                                           3,314
                                                                                 ---------------
TENNESSEE - 0.4%
Sullivan County Health Educational & Housing
 Facilities, Wellmont Health Systems Project (RB)
   4.500%, 09/01/06                                                      1,500             1,564
                                                                                 ---------------
TEXAS - 19.3%
Arlington Independent School District,
 Pre-refunded 02/15/05 @ 67.33,
 Zero Coupon Bond (GO) (PSFG)
   2.460%, 02/15/12 (d) (e)                                              8,940             5,961
Austin Utility System,
 Pre-refunded 11/15/04 @ 100 (FGIC) (RB)
   5.750%, 05/15/24 (d)                                                  1,530             1,575

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Austin, Escrowed to Maturity,
 Callable 04/01/04 @ 100 (GO)
   8.500%, 07/01/05 (a)                                        $         1,500   $         1,635
Brazos River Authority, Utilities Electric Co.,
 Series B, Mandatory
 Put 06/19/06 @ 100 (AMT) (RB)
   5.050%, 06/01/30 (b)                                                  1,800             1,884
Colorado River Municipal Water
 System (AMBAC) (RB)
   5.000%, 01/01/06                                                      1,500             1,590
Dallas (GO)
   3.500%, 02/15/08                                                      5,000             5,240
Fort Bend Independent School
 District (GO) (PSFG)
   7.750%, 08/15/04                                                      1,485             1,521
Harris County Health Facilities Development,
 Hermann Hospital Project,
 Pre-refunded 10/01/04 @ 101 (MBIA) (RB)
   6.375%, 10/01/24 (d)                                                    830               860
Houston Airport Systems, Escrowed to
 Maturity (RB)
   8.200%, 07/01/05 (a)                                                    910               954
Houston Health Facilities Development,
 Buckingham Senior Living Community,
 Series A, Callable 02/15/09 @ 100 (RB)
   4.900%, 02/15/10                                                      1,020             1,022
Houston Water & Sewer System,
 Series A (FSA) (RB)
   5.500%, 12/01/06                                                      4,500             4,950
Houston, Public Improvement (GO) (MBIA)
   5.000%, 03/01/07                                                      5,000             5,440
Jefferson County Health Facilities Development
 Authority, Baptist Hospitals (AMBAC) (FHA) (RB)
   4.200%, 08/15/07                                                      1,450             1,550
Laredo Independent School District (GO) (PSFG)
   6.750%, 08/01/08                                                      2,150             2,535
North Central Health Facility Development,
 Baylor Health Care Systems Project (RB)
   5.500%, 05/15/06                                                      3,500             3,782
North East Independent School District (GO) (PSFG)
   7.000%, 02/01/05                                                      2,500             2,621
Northside Independent School District, Series B,
 Callable 08/01/04 @ 100,
 Mandatory Put 08/01/06 @ 100 (GO) (PSFG)
   2.450%, 08/01/33 (b)                                                  7,000             7,017
San Antonio (GO)
   3.000%, 02/01/06                                                      1,700             1,746
Southeast Hospital Financing Agency, Memorial
 Hospital System Project, Escrowed to Maturity,
 Callable 04/01/04 @ 100 (RB)
   8.500%, 12/01/08 (a)                                                    800               927
Tarrant Regional Water District (FSA) (RB)
   4.000%, 03/01/07                                                      2,000             2,120
   5.000%, 03/01/08                                                      2,275             2,510
Texas State Public Finance Authority, Series A (GO)
   5.250%, 10/01/07                                                     10,250            11,400
Texas State Turnpike Authority (RB)
   5.000%, 06/01/08                                                      7,000             7,747
Texas Technical University, Improvement
 Financing Systems, Ninth Series (AMBAC) (RB)
   4.000%, 02/15/08                                                      1,000             1,065
Trinity River Authority, Tarrant County Water
 Project (MBIA) (RB)
   3.000%, 02/01/05                                            $         1,180   $         1,198
   3.000%, 02/01/06                                                      2,590             2,660
   3.250%, 02/01/07                                                      2,130             2,210
Tyler Health Facilities Development,
 Mother Frances Hospital (RB)
   5.000%, 07/01/07                                                        575               613
United Independent School District (GO) (PSFG)
   8.000%, 08/15/05                                                      1,075             1,173
                                                                                 ---------------
                                                                                          85,506
                                                                                 ---------------
UTAH - 1.7%
Intermountain Power Agency,
 Series A (MBIA) (RB)
   5.000%, 07/01/07                                                      7,000             7,678
                                                                                 ---------------
WASHINGTON - 2.7%
Clark County Public Utility District #001,
 Electric (MBIA) (RB)
   4.000%, 01/01/07                                                      1,000             1,057
   5.000%, 01/01/08                                                      1,400             1,540
Clark County Public Utility District #001,
 Generating Systems (MBIA) (RB)
   4.000%, 01/01/07                                                      1,000             1,058
Energy Northwest Electric, Columbia General
 Station, Series F (MBIA) (RB)
   5.000%, 07/01/07                                                      1,000             1,098
Washington State Housing Finance Commission,
 Presbyterian Ministries, Series A,
 Pre-refunded 07/01/06 @ 102 (RB)
   6.850%, 07/01/21 (d)                                                  1,390             1,578
Washington State, Series E (GO)
   6.000%, 07/01/07                                                      5,000             5,640
                                                                                 ---------------
                                                                                          11,971
                                                                                 ---------------
WEST VIRGINIA - 0.7%
Putnam County Pollution Control,
 Appalachian Power Company Project,
 Series E, Mandatory Put 11/01/06 @ 100 (RB)
   2.800%, 05/01/19 (b)                                                  3,000             3,010
                                                                                 ---------------
WISCONSIN - 1.8%
Racine Solid Waste Disposal,
 Republic Services Project,
 Mandatory Put 04/01/09 @ 100 (AMT) (RB)
   3.250%, 12/01/37 (b) (f)                                              5,000             4,954
Wisconsin State Health & Educational Facilities
 Authority, Gundersen Lutheran,
 Series A (FSA) (RB)
   5.000%, 02/15/08                                                      1,000             1,095
Wisconsin State Health & Educational Facilities
 Authority, Wheaton Franciscan Services,
 Series A (RB)
   5.000%, 08/15/07                                                      1,000             1,086
Wisconsin State Health & Educational Facilities,
 Marquette University Project,
 Pre-refunded 12/01/04 @ 101 (FGIC) (RB)
   6.450%, 12/01/19 (d)                                                  1,000             1,046
                                                                                 ---------------
                                                                                           8,181
                                                                                 ---------------
TOTAL MUNICIPAL BONDS
   (Cost $426,735)                                                                       437,380
                                                                                 ---------------

DESCRIPTION                                                             SHARES       VALUE (000)
------------------------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND - 1.3%
First American Tax Free Obligations
 Fund, Cl Z (g)                                                      5,718,386   $         5,718
                                                                                 ---------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $5,718)                                                                           5,718
                                                                                 ---------------
TOTAL INVESTMENTS - 99.9%
   (Cost $432,453)                                                                       443,098
                                                                                 ---------------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                     424
                                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                                        $       443,522
                                                                                 ---------------

(a) Escrowed to Maturity issues are usually backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2004.
(c) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2004, the value of these investments was $1,042,797 or 0.2% of total net assets.
(d) Pre-refunded issues are usually backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(e)  The rate shown is the effective yield at the time of purchase.
(f) Security purchased on a when-issued basis. On March 31, 2004, the total cost of investments purchased on a when-issued basis was $5,000,000. See note 2 in Notes to Financial Statements.
(g) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2004, the aggregate market value of securities subject to the AMT was $46,202,768, which represents 10.4% of net assets.
Cl - Class
CLE - Connie Lee Insurance Company
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GO - General Obligation
GTY - Guaranty
MBIA - Municipal Bond Insurance Association
PSFG - Permanent School Fund Guarantee
PUFG - Permanent University Fund Guarantee
RAAI - Radian Asset Assurance Inc.
RB - Revenue Bond
STAID - State Aid Withholding
XLCA - XL Capital Assurance Inc.

TAX FREE FUND

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.4%
ALABAMA - 0.9%
Bessemer,
 Callable 07/01/06 @ 102 (AMBAC) (RB)
   5.750%, 07/01/16                                            $         2,500   $         2,752
Camden Industrial Development Board,
 Series A, Callable 12/01/13 @ 100 (RB)
   6.125%, 12/01/24                                                      1,000             1,080
Camden Industrial Development Board, Series B,
 Callable 12/01/13 @ 100 (AMT) (RB)
   6.375%, 12/01/24                                                        350               379
                                                                                 ---------------
                                                                                           4,211
                                                                                 ---------------
ALASKA - 1.9%
Alaska Energy Authority, Bradley Lake,
 Third Series (FSA) (RB)
   6.000%, 07/01/10                                                      1,000             1,179
   6.000%, 07/01/11                                                      4,040             4,798
Alaska State Housing Finance Corporation,
 Series A, Callable 12/01/05 @ 105 (MBIA) (RB)
   5.700%, 12/01/11                                                        505               528
Alaska State Housing Finance Corporation,
 Series A, Callable 06/01/07 @ 102 (MBIA) (RB)
   5.900%, 12/01/19                                                      1,000             1,049
Anchorage, Series B,
 Callable 07/01/12 @ 100 (GO) (MBIA)
   5.000%, 07/01/22                                                      2,000             2,102
                                                                                 ---------------
                                                                                           9,656
                                                                                 ---------------
ARIZONA - 1.5%
Arizona Health Facilities Authority,
 The Terraces Project, Series A,
 Callable 11/15/13 @ 101 (RB)
   7.500%, 11/15/23                                                      3,000             3,040
Arizona State Transportation Board,
 Callable 07/01/09 @ 100 (RB)
   6.000%, 07/01/12                                                      3,830             4,430
                                                                                 ---------------
                                                                                           7,470
                                                                                 ---------------
CALIFORNIA - 6.0%
California State, Callable 04/01/09 @ 101 (GO)
   4.750%, 04/01/22                                                        500               498
California State, Callable 02/01/13 @ 100 (GO)
   5.000%, 02/01/21                                                      5,500             5,622
California State, Callable 02/01/14 @ 100 (GO)
   5.000%, 02/01/33                                                      2,000             2,000
California State Department of Water, Series A,
 Callable 05/01/12 @ 101 (RB)
   5.375%, 05/01/22                                                      4,500             4,750
California Statewide Communities Development
 Authority, Los Angeles Jewish Home,
 Callable 11/01/13 @ 100 (CMI) (RB)
   5.250%, 11/15/23                                                      4,000             4,094
Chula Vista Industrial Development,
 San Diego Gas & Electric Co.,
 Series A (AMT) (RB)
   4.900%, 03/01/23 (a)                                                  2,500             2,473
Golden State Tobacco Securitization, Series B,
 Callable 06/01/13 @ 100 (RB)
   5.500%, 06/01/33                                                      6,940             7,059
Vernon, Malburg Generating Station Project,
 Callable 04/01/08 @ 100 (RB)
   5.500%, 04/01/33                                                      3,000             3,058
                                                                                 ---------------
                                                                                          29,554
                                                                                 ---------------

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
COLORADO - 3.5%
Colorado State Educational & Cultural Facilities
 Authority, Classical Academy Charter School
 Project, Pre-refunded 12/01/11 @ 100 (RB)
   7.250%, 12/01/21 (b)                                        $         1,500   $         1,902
Colorado State Health Facilities Authority,
 Covenant Retirement Communities, Series B,
 Callable 12/01/12 @ 101 (RB)
   6.125%, 12/01/33                                                      1,150             1,195
Colorado State Health Facilities Authority,
 Evangelical Lutheran Health Facilities,
 Callable 10/01/12 @ 100 (RB)
   5.900%, 10/01/27                                                      2,500             2,604
Colorado State Health Facilities Authority,
 Parkview Medical Center,
 Callable 09/01/11 @ 100 (RB)
   6.500%, 09/01/20                                                      1,000             1,095
Colorado State Health Facilities Authority,
 Vail Valley Medical Center,
 Callable 01/15/12 @ 100 (RB)
   5.800%, 01/15/27                                                      1,500             1,553
The E-470 Public Highway Authority, Series B,
 Zero Coupon Bond (MBIA) (RB)
   5.470%, 09/01/32 (c)                                                 15,000             3,421
La Junta Hospital, Arkansas Valley Medical
 Center Project, Callable 04/01/09 @ 101 (RB)
   6.000%, 04/01/19                                                      1,000             1,031
Montrose Memorial Hospital,
 Callable 12/01/13 @ 102 (RB)
   6.000%, 12/01/28                                                      1,000             1,018
   6.000%, 12/01/33                                                      1,000             1,011
Northwest Parkway Public Highway Authority,
 Zero Coupon Bond (AMBAC) (RB)
   6.290%, 06/15/29 (c)                                                 10,000             2,378
                                                                                 ---------------
                                                                                          17,208
                                                                                 ---------------
FLORIDA - 3.0%
Capital Trust Agency, American Opportunity,
 Senior A, Callable 06/01/11 @ 102 (RB)
   5.750%, 06/01/23                                                      1,000               969
Capital Trust Agency, Fort Lauderdale Project,
 Callable 01/01/14 @ 101 (AMT) (RB)
   5.750%, 01/01/32                                                      1,000               954
Florida State Department of Transportation,
 Callable 07/01/06 @ 101 (GO)
   5.250%, 07/01/17                                                      5,525             5,942
Florida State Department of Transportation,
 Alligator Alley,
 Callable 07/01/07 @ 101 (FGIC) (RB)
   5.125%, 07/01/13                                                      1,280             1,408
Palm Beach County, Park & Recreational Facilities,
 Callable 11/01/06 @ 102 (FSA) (RB)
   5.250%, 11/01/16                                                      5,000             5,475
                                                                                 ---------------
                                                                                          14,748
                                                                                 ---------------
GEORGIA - 2.8%
Fulton County Residential Care Facilities,
 Canterbury Court Project, Series A,
 Callable 02/15/14 @ 101 (RB)
   6.125%, 02/15/26                                                      1,500             1,479
   6.125%, 02/15/34                                                      2,500             2,419
Gainesville & Hall County Hospital Authority,
 Northeast Georgia Health Systems Inc. Project,
 Callable 05/15/11 @ 100 (RB)
   5.500%, 05/15/31                                                      5,000             5,180
Georgia Municipal Electric Authority Power,
 Series BB (MBIA) (RB)
   5.250%, 01/01/25                                            $         1,000   $         1,109
Georgia State, Series C (GO)
   5.750%, 09/01/09                                                      3,190             3,725
                                                                                 ---------------
                                                                                          13,912
                                                                                 ---------------
HAWAII - 1.8%
Hawaii State, Series CN,
 Callable 03/01/07 @ 102 (FGIC) (GO)
   5.500%, 03/01/14                                                      8,000             8,896
                                                                                 ---------------
ILLINOIS - 12.5%
Bolingbrook, Residential Mortgages,
 Escrowed to Maturity (FGIC) (RB)
   7.500%, 08/01/10 (d)                                                  1,080             1,266
Chicago Metropolitan Water Reclamation District,
 Capital Improvement, Escrowed to Maturity (GO)
   5.500%, 12/01/10 (d)                                                  2,000             2,319
Cook County, Series A (GO) (MBIA)
   6.250%, 11/15/12                                                      9,090            11,037
Cook County Community School District #97,
 Oak Park, Series B (FGIC) (GO)
   9.000%, 12/01/11                                                      2,235             3,117
Illinois Development Finance Authority,
 Adventist Health System,
 Callable 11/15/09 @ 101 (RB)
   5.500%, 11/15/29                                                      5,000             5,122
Illinois Health Facilities Authority, Condell Medical
 Center, Callable 05/15/12 @ 100 (RB)
   5.500%, 05/15/32                                                      2,500             2,548
Illinois Health Facilities Authority,
 Covenant Retirement Communities,
 Callable 12/01/11 @ 101 (RB)
   5.875%, 12/01/31                                                      4,500             4,473
Illinois Health Facilities Authority,
 Covenant Retirement Communities,
 Series A, Callable 12/01/12 @ 100 (RAAI) (RB)
   5.500%, 12/01/22                                                      4,000             4,278
Illinois Health Facilities Authority,
 Lutheran Senior Ministries, Series A,
 Callable 08/15/11 @ 101 (RB)
   7.375%, 08/15/31                                                      3,000             3,018
Illinois State,
 Pre-refunded 02/01/05 @ 102 (GO) (MBIA)
   6.100%, 02/01/17 (b)                                                  2,225             2,362
Illinois State,
 Pre-refunded 05/01/06 @ 102 (GO) (MBIA)
   5.750%, 05/01/21 (b)                                                  1,410             1,536
Illinois State,
 Pre-refunded 02/01/07 @ 101 (FGIC) (GO)
   5.250%, 02/01/13 (b)                                                  1,400             1,531
Illinois State Development Finance Authority,
 Pollution Control, Series A,
 Pre-refunded 07/01/06 @ 102 (RB)
   7.375%, 07/01/21 (b)                                                    500               569
Illinois State Development Finance Authority,
 Waste Management Project (AMT) (RB)
   5.850%, 02/01/07                                                      1,000             1,085
Illinois State Educational Facilities Authority,
 Augustana College,
 Callable 10/01/07 @ 100 (CLE) (RB)
   5.875%, 10/01/17                                                        500               567

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Illinois State Educational Facilities Authority,
 Augustana College,
 Callable 10/01/08 @ 100 (RB)
   5.250%, 10/01/18                                            $         1,000   $         1,120
Illinois State Toll Highway Authority, Series A (RB)
   6.300%, 01/01/12                                                      1,000             1,201
McHenry County, Community Unit School
 District #200, Woodstock, Series A,
 Pre-refunded 01/01/08 @ 100 (FSA) (GO)
   5.850%, 01/01/16 (b)                                                  2,400             2,679
Metropolitan Pier & Exposition Authority,
 McCormick Place, Illinois Dedicated State Tax,
 Class B, Zero Coupon Bond (MBIA) (RB)
   5.650%, 06/15/22 (c)                                                  5,000             2,770
Northern Illinois University,
 Auxiliary Facilities Systems, Partially
 Pre-refunded 04/01/07 @ 100 (FGIC) (RB)
   5.700%, 04/01/16 (b)                                                  1,000             1,095
Rock Island, Friendship Manor Project (RB)
   7.000%, 06/01/06                                                        710               709
Rock Island, Friendship Manor Project,
 Callable 04/01/04 @ 102 (RB)
   7.200%, 06/01/13                                                        400               401
Rockford Multifamily Housing, Rivers Edge
 Apartments, Series A,
 Callable 01/20/08 @ 102 (AMT) (GNMA) (RB)
   5.875%, 01/20/38                                                      1,215             1,267
Southern Illinois University, Housing & Auxiliary,
 Zero Coupon Bond, Series A (MBIA) (RB)
   5.500%, 04/01/20 (c)                                                  2,280             1,049
Springfield Electric,
 Callable 03/01/11 @ 101 (RB)
   5.500%, 03/01/15                                                      2,000             2,246
St. Clair County,
 Callable 10/01/09 @ 102 (FGIC) (GO)
   6.000%, 10/01/11                                                      2,020             2,374
                                                                                 ---------------
                                                                                          61,739
                                                                                 ---------------
INDIANA - 2.7%
Crown Point, Multi-School Building Corporation,
 First Mortgage (MBIA) (RB)
   7.875%, 01/15/06                                                      2,630             2,920
Indiana State Educational Facilities Authority,
 St. Joseph's College Project,
 Callable 10/01/09 @ 102 (RB)
   7.000%, 10/01/29                                                      1,000             1,063
Indiana State Municipal Power Agency,
 Power Supply, Series B (MBIA) (RB)
   6.000%, 01/01/11                                                      1,000             1,178
   6.000%, 01/01/12                                                      1,000             1,184
Indiana Transportation Finance Authority,
 Series A (AMBAC) (MLO) (RB)
   5.000%, 11/01/07                                                      2,000             2,206
Indiana Transportation Finance Authority,
 Series A (AMBAC) (RB)
   5.750%, 06/01/12                                                      3,185             3,746
Lake County Redevelopment Authority,
 Callable 02/01/05 @ 102 (MBIA) (MLO) (RB)
   6.500%, 02/01/16                                                        800               849
                                                                                 ---------------
                                                                                          13,146
                                                                                 ---------------
IOWA - 0.5%
Iowa Higher Education Loan Authority,
 Central College Project,
 Callable 10/01/11 @ 100 (RAAI) (RB)
   5.500%, 10/01/31                                            $         1,500   $         1,574
Muscatine Electric, Escrowed to Maturity,
 Callable 07/01/04 @ 100 (RB)
   6.700%, 01/01/13 (d)                                                  1,000             1,175
                                                                                 ---------------
                                                                                           2,749
                                                                                 ---------------
LOUISIANA - 1.5%
Baton Rouge Sales & Use Tax, Public
 Improvements, Series A,
 Callable 08/01/08 @ 101.50 (FGIC) (RB)
   5.250%, 08/01/15                                                      2,030             2,255
Jefferson Parish, Drain Sales Tax (AMBAC) (RB)
   5.000%, 11/01/11                                                      1,000             1,131
Jefferson Parish, Home Mortgage Authority,
 Escrowed to Maturity,
 Callable 08/01/04 @ 100 (FGIC) (FHA) (RB)
   7.100%, 08/01/11 (d)                                                  1,000             1,250
Lafayette, Public Improvement Sales Tax,
 Series B (FGIC) (RB)
   7.000%, 03/01/08                                                      1,000             1,177
Louisiana Public Facilities Authority,
 Tulane University of Louisiana, Series A-1,
 Callable 11/15/07 @ 102 (MBIA) (RB)
   5.100%, 11/15/14                                                      1,500             1,665
                                                                                 ---------------
                                                                                           7,478
                                                                                 ---------------
MASSACHUSETTS - 2.3%
Boston Industrial Development Financing
 Authority, Crosstown Center Project,
 Callable 09/01/12 @ 102 (AMT) (RB)
   6.500%, 09/01/35                                                      2,500             2,499
Massachusetts Bay Transportation Authority,
 Series A, Callable 03/01/07 @ 101 (FGIC) (RB)
   5.000%, 03/01/12                                                      5,795             6,362
Massachusetts Bay Transportation Authority,
 Series A, Callable 03/01/09 @ 101 (FGIC) (RB)
   5.750%, 03/01/21                                                      2,000             2,323
                                                                                 ---------------
                                                                                          11,184
                                                                                 ---------------
MICHIGAN - 1.7%
Haslett Public School District,
 Pre-refunded 05/01/07 @ 100 (GO) (MBIA)
   5.700%, 05/01/16 (b)                                                  1,200             1,340
Lanse Creuse, Public Schools,
 Callable 05/01/07 @ 100 (AMBAC) (GO)
   5.250%, 05/01/16                                                      1,000             1,080
Thornapple Kellogg School Building & Site,
 Callable 11/01/12 @ 100 (GO) (MQSBLF)
   5.500%, 05/01/14                                                      1,485             1,696
   5.500%, 05/01/16                                                      1,810             2,048
Ypsilanti School District,
 Pre-refunded 05/01/07 @ 100 (FGIC) (GO)
   5.600%, 05/01/12 (b)                                                  2,000             2,227
                                                                                 ---------------
                                                                                           8,391
                                                                                 ---------------
MINNESOTA - 5.9%
Cuyuna Range Hospital District, Series A,
 Callable 06/01/07 @ 102 (RB)
   6.000%, 06/01/29                                                        650               626

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Edina Independent School District No. 273,
 Callable 02/01/13 @ 100 (GO) (MBIA)
   4.000%, 02/01/16                                            $         1,000   $         1,016
Edina Independent School District No. 273,
 Callable 02/01/13 @ 100 (GO)
   4.000%, 02/01/17                                                      2,000             2,010
Fergus Falls Health Care Facilities Authority,
 Series A, Callable 11/01/04 @ 102 (RB)
   7.000%, 11/01/19                                                        150               149
Glencoe Hospital Board,
 Pre-refunded 08/01/04 @ 102 (RB)
   6.750%, 04/01/16 (b)                                                    485               503
Minneapolis Healthcare System,
 Fairview Health Services, Series A,
 Callable 05/15/12 @ 101 (RB)
   5.625%, 05/15/32                                                      7,000             7,411
Minnesota Agriculture & Economic
 Development Board, Health Care System,
 Series A, Callable 11/15/10 @ 101 (RB)
   6.375%, 11/15/29                                                      3,000             3,291
Minnesota State, Callable 08/01/07 @ 100 (GO)
   4.900%, 08/01/14                                                      4,000             4,343
Minnesota State Housing Finance Agency,
 Single Family Housing (AMT) (RB)
   4.400%, 07/01/07                                                      1,835             1,960
Minnetonka Independent School District No. 276,
 Series B,
 Callable 02/15/14 @ 100 (GO) (MSDCEP)
   4.000%, 02/01/19                                                      1,820             1,798
   4.000%, 02/01/20                                                      1,880             1,837
Monticello, Big Lake Community Hospital,
 Series C, Callable 12/01/12 @ 100 (RB)
   6.200%, 12/01/22                                                      2,995             3,141
St. Anthony Housing & Redevelopment Authority,
 Callable 05/20/06 @ 102 (FHA) (GNMA) (RB)
   6.250%, 11/20/25                                                      1,000             1,099
                                                                                 ---------------
                                                                                          29,184
                                                                                 ---------------
MISSOURI - 0.7%
Cape Girardeau County Authority, Southeast
 Missouri Hospital, Callable 06/01/12 @ 100 (RB)
   5.750%, 06/01/32                                                      2,500             2,605
Sugar Creek, Lafarge North America, Series A,
 Callable 06/01/13 @ 101 (AMT) (RB)
   5.650%, 06/01/37                                                      1,000             1,014
                                                                                 ---------------
                                                                                           3,619
                                                                                 ---------------
NEBRASKA - 1.0%
Hastings Electrical Systems,
 Callable 05/01/11 @ 100 (FSA) (RB)
   5.000%, 01/01/15                                                      1,000             1,088
Lancaster County, Hospital Authority,
 Callable 06/01/11 @ 100 (AMBAC) (RB)
   5.125%, 06/01/26                                                      1,000             1,038
Nebraska Educational Finance Authority,
 Concordia University Project,
 Callable 12/15/08 @ 100 (RB)
   5.250%, 12/15/15                                                        500               518
   5.350%, 12/15/18                                                        540               556
Washington County Wastewater Facilities,
 Cargill Inc. Project, Callable 11/01/12 @ 101 (RB)
   5.900%, 11/01/27                                                      1,700             1,834
                                                                                 ---------------
                                                                                           5,034
                                                                                 ---------------
NEVADA - 1.0%
Carson City, Carson-Tahoe Hospital Project,
 Callable 09/01/12 @ 101 (RB)
   5.750%, 09/01/31                                            $         5,000   $         5,022
                                                                                 ---------------
NEW JERSEY - 2.3%
Camden County, Municipal Utilities Authority,
 Series C, Callable 07/15/08 @ 101 (FGIC) (GO)
   5.100%, 07/15/12                                                      5,000             5,544
New Jersey Health Care Facilities,
 Capital Health System, Series A,
 Callable 07/01/13 @ 100 (RB)
   5.375%, 07/01/33                                                      3,095             3,123
New Jersey State Transportation System,
 Series A, Callable 06/15/08 @ 100 (RB)
   5.000%, 06/15/14                                                      2,500             2,732
                                                                                 ---------------
                                                                                          11,399
                                                                                 ---------------
NEW YORK - 3.4%
New York, Series C, Callable 03/15/12 @ 100 (GO)
   5.250%, 03/15/32                                                      3,590             3,749
New York, Series C,
 Pre-refunded 03/15/12 @ 100 (GO)
   5.250%, 03/15/32 (b)                                                  6,410             7,325
New York State Thruway Authority, Series A,
 Callable 04/01/07 @ 102 (AMBAC) (RB)
   5.250%, 04/01/14                                                      5,000             5,528
                                                                                 ---------------
                                                                                          16,602
                                                                                 ---------------
NORTH DAKOTA - 0.4%
Fargo Health Systems, Meritcare Obligated Group,
 Series A, Callable 06/01/10 @ 101 (FSA) (RB)
   5.600%, 06/01/21                                                      2,000             2,187
                                                                                 ---------------
OHIO - 2.6%
Cincinnati Water System,
 Callable 06/01/11 @ 100 (RB)
   5.000%, 12/01/20                                                        125               132
Cleveland Waterworks, Series H,
 Pre-refunded 01/01/06 @ 102 (MBIA) (RB)
   5.750%, 01/01/16 (b)                                                  1,460             1,595
Greater Cleveland Regional Transportation
 Authority,
 Pre-refunded 12/01/06 @ 101 (FGIC) (GO)
   5.650%, 12/01/16 (b)                                                  2,500             2,784
Lucas County Port Authority, Crocker Park Public
 Improvement Project,
 Callable 12/01/13 @ 102 (RB)
   5.250%, 12/01/23                                                      2,000             2,037
Ohio State Building Authority,
 Administration Building Fund, Series A,
 Pre-refunded 10/01/04 @ 102 (MBIA) (MLO) (RB)
   6.000%, 10/01/08 (b)                                                  1,000             1,045
   6.000%, 10/01/09 (b)                                                  1,225             1,280
Ohio State Higher Education, Series A,
 Callable 02/01/11 @ 100 (GO)
   5.000%, 02/01/19                                                      1,095             1,162
Ohio State Higher Education, Series B,
 Callable 11/01/11 @ 100 (GO)
   5.000%, 11/01/16                                                      1,500             1,632
Ohio State Water Development Authority,
 Callable 06/01/05 @ 101 (MBIA) (RB)
   5.250%, 12/01/09                                                      1,000             1,057
                                                                                 ---------------
                                                                                          12,724
                                                                                 ---------------

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
OREGON - 1.4%
Washington County Unified Sewer Agency,
 Series 1 (FGIC) (RB)
   5.750%, 10/01/10                                            $         6,110   $         7,167
                                                                                 ---------------
PENNSYLVANIA - 1.8%
Bucks County Water & Sewer Authority,
 Callable 12/01/06 @ 100 (FGIC) (RB)
   5.550%, 12/01/17                                                      1,000             1,088
Chester Upland School Authority, Series A,
 Callable 09/01/07 @ 100 (FSA) (RB)
   5.250%, 09/01/17                                                      2,000             2,170
Pennsylvania State,
 Callable 03/15/07 @ 101.50 (AMBAC) (GO)
   5.125%, 09/15/11                                                      5,000             5,490
                                                                                 ---------------
                                                                                           8,748
                                                                                 ---------------
PUERTO RICO - 0.1%
Puerto Rico Public Improvements,
 Callable 07/01/10 @ 100 (GO) (MBIA)
   5.750%, 07/01/26                                                        500               586
                                                                                 ---------------
RHODE ISLAND - 1.1%
Rhode Island State, Series A,
 Callable 08/01/07 @ 101 (GO) (MBIA)
   5.125%, 08/01/12                                                      5,055             5,634
                                                                                 ---------------
SOUTH CAROLINA - 1.0%
Lexington County Health Services District Inc.,
 Lexington Medical Center,
 Callable 11/01/13 @ 100 (RB)
   5.500%, 11/01/23                                                      2,000             2,118
South Carolina Jobs Economic Development
 Authority, Palmetto Health Alliance, Series A,
 Callable 08/01/13 @ 100 (RB)
   6.125%, 08/01/23                                                      1,250             1,319
South Carolina Jobs Economic Development
 Authority, Palmetto Health Alliance, Series C,
 Callable 08/01/13 @ 100 (RB)
   6.375%, 08/01/34                                                      1,250             1,328
                                                                                 ---------------
                                                                                           4,765
                                                                                 ---------------
SOUTH DAKOTA - 1.2%
Deadwood, Callable 11/01/12 @ 100 (ACA) (COP)
   4.750%, 11/01/17                                                      1,500             1,540
Sioux Falls, Dow Rummel Village Project,
 Series A, Callable 11/15/12 @ 100 (RB)
   6.625%, 11/15/23                                                      2,200             2,232
South Dakota Economic Development Finance
 Authority, DTS Inc. Project, Series A,
 Callable 04/01/09 @ 102 (AMT) (RB)
   5.500%, 04/01/19                                                      1,055             1,083
South Dakota State Health & Educational
 Facilities Authority,
 Callable 07/01/06 @ 102 (MBIA) (RB)
   6.000%, 07/01/14                                                      1,000             1,105
                                                                                 ---------------
                                                                                           5,960
                                                                                 ---------------
TENNESSEE - 2.4%
Johnson City Health & Educational Facilities
 Authority, Series A,
 Callable 07/01/12 @ 103 (RB)
   7.500%, 07/01/33                                                      2,500             2,878
Shelby County Health, Educational & Housing
 Facilities Board, Methodist Healthcare,
 Callable 09/01/12 @ 100 (RB)
   6.500%, 09/01/21 (e)                                        $         3,000   $         3,367
Sullivan County Health, Educational & Housing
 Facilities Board, Wellmont Health Systems
 Project, Callable 09/01/12 @ 101 (RB)
   6.250%, 09/01/32                                                      5,500             5,797
                                                                                 ---------------
                                                                                          12,042
                                                                                 ---------------
TEXAS - 15.5%
Abilene Health Facilities Development,
 Sears Methodist Retirement Project,
 Callable 05/15/09 @ 101 (RB)
   5.875%, 11/15/18                                                        500               503
   6.000%, 11/15/29                                                      2,000             1,944
Abilene Health Facilities Development,
 Sears Methodist Retirement Project, Series A,
 Callable 11/15/08 @ 101 (RB)
   5.875%, 11/15/18                                                      2,500             2,512
Abilene Health Facilities Development,
 Sears Methodist Retirement Project, Series A,
 Callable 11/15/13 @ 101 (RB)
   7.000%, 11/15/33                                                      4,000             4,205
Bexar County Housing Finance Authority,
 American Opportunity Housing, Series A,
 Callable 01/01/11 @ 102 (MBIA) (RB)
   5.800%, 01/01/31                                                      2,000             2,113
Brazos River Authority,
 Callable 04/01/13 @ 101 (AMT) (RB)
   7.700%, 04/01/33                                                      2,500             2,852
Brazos River Harbor District, Dow Chemical,
 Series A-5,
 Mandatory Put 05/15/12 @ 100 (AMT) (RB)
   5.700%, 05/15/33                                                      2,500             2,846
Crawford Education Facilities Corp.,
 University of St. Thomas Project,
 Callable 10/01/12 @ 100 (RB)
   5.250%, 10/01/22                                                      1,300             1,318
   5.375%, 10/01/27                                                      1,750             1,772
Cypress-Fairbanks Independent School District,
 Callable 02/15/10 @ 100 (GO) (PSFG) (STAID)
   5.500%, 02/15/18                                                      5,000             5,566
Fort Bend Independent School District,
 Pre-refunded 02/15/05 @ 100 (GO) (PSFG)
   5.000%, 02/15/14 (b)                                                    500               563
Harris County Health Facilities Development,
 Memorial Hospital Systems Project, Series A,
 Callable 06/01/07 @ 102 (MBIA) (RB)
   5.500%, 06/01/17                                                      8,000             8,721
Laredo Independent School District (GO) (PSFG)
   6.750%, 08/01/09                                                      2,290             2,752
Nueces County Housing Financial Corporation,
 Dolphins Landing Apartments Project, Series A,
 Callable 07/01/10 @ 102 (RB)
   6.875%, 07/01/30                                                      1,860             1,865
Red River Authority Sewer & Solidwaste Disposal,
 Callable 02/01/12 @ 101 (AMT) (RB)
   6.100%, 02/01/22                                                      3,775             3,911
Remington Municipal Utility District #1, Series A,
 Callable 09/01/08 @ 100 (GO) (RAAI)
   5.800%, 09/01/25                                                      1,000             1,066

DESCRIPTION                                                          PAR (000)       VALUE (000)
------------------------------------------------------------------------------------------------
Sam Rayburn Municipal Power Agency,
 Callable 10/01/12 @ 100 (RAAI) (RB)
   5.750%, 10/01/21                                            $         3,800   $         4,161
San Antonio Independent School District,
 Callable 08/15/08 @ 100 (GO) (PSFG)
   5.125%, 08/15/14                                                      6,000             6,611
Spring Branch Independent School District,
 Callable 02/01/10 @ 100 (GO) (PSFG)
   5.750%, 02/01/25                                                      2,400             2,691
Tarrant County Housing Financial Corporation,
 Multifamily Housing, Fair Oaks,
 Callable 07/01/10 @ 102 (RB)
   6.750%, 07/01/20                                                        500               265
   6.875%, 07/01/30                                                      1,000               530
Texas Employment Community,
 Callable 07/15/04 @ 101 (COP) (MLO)
   8.250%, 08/01/04                                                         40                41
   8.300%, 02/01/05                                                         40                41
   8.300%, 08/01/05                                                         45                46
   8.350%, 02/01/06                                                         20                21
   8.350%, 08/01/06                                                         50                51
   8.400%, 08/01/07                                                         25                26
   8.450%, 08/01/08                                                         55                56
Texas Employment Community,
 Emnora Lane Project (COP) (MLO)
   7.850%, 05/01/04                                                         10                10
   7.850%, 11/01/04                                                         25                25
   7.900%, 05/01/05                                                         25                25
   7.900%, 11/01/05                                                         25                25
   8.000%, 11/01/06                                                         30                30
   8.050%, 05/01/07                                                         20                20
Texas State, Water Development,
 Callable 08/01/06 @ 100 (GO)
   5.400%, 08/01/21                                                      6,750             7,194
Texas Water Development Board, Series A,
 Callable 07/15/06 @ 100 (RB)
   5.500%, 07/15/10                                                      2,500             2,704
University of Texas Permanent University Fund,
 Callable 07/01/08 @ 100 (PUFG) (RB)
   5.000%, 07/01/14                                                      7,060             7,852
                                                                                 ---------------
                                                                                          76,934
                                                                                 ---------------
UTAH - 0.2%
Intermountain Power Agency, Utah Power Supply,
 Series A (AMBAC) (RB)
   6.500%, 07/01/11                                                        365               445
Intermountain Power Agency, Utah Power Supply,
 Series A, Escrowed to Maturity (AMBAC) (RB)
   6.500%, 07/01/11 (d)                                                    635               777
                                                                                 ---------------
                                                                                           1,222
                                                                                 ---------------
VIRGINIA - 0.2%
Arlington County Industrial Development Authority,
 Berkeley Apartments,
 Callable 12/01/10 @ 102 (AMT) (FNMA) (RB)
   5.850%, 12/01/20                                                      1,000             1,091
                                                                                 ---------------
WASHINGTON - 7.1%
Chelan County Public Utility District No.1,
 Chelan Hydro Systems, Series A,
 Callable 07/01/12 @ 100 (AMBAC) (AMT) (RB)
   5.450%, 07/01/37                                                      4,000             4,212
Energy Northwest, Washington Wind Project,
 Callable 01/01/07 @ 103 (RB)
   5.600%, 07/01/15                                                      4,640             4,831
King County, Series F,
 Callable 12/01/07 @ 100 (GO)
   5.125%, 12/01/14                                            $         5,000   $         5,489
King County School District #415,
 Callable 12/01/07 @ 100 (GO) (MBIA)
   5.350%, 12/01/16                                                      4,050             4,431
Snohomish County Public Utilities District #1,
 Escrowed to Maturity,
 Callable 04/01/04 @ 100 (RB)
   6.750%, 01/01/12 (d)                                                  1,000             1,191
Washington State, Series C,
 Callable 01/01/07 @ 100 (GO)
   5.500%, 01/01/17                                                      4,190             4,525
Washington State Motor Vehicle Fuel Tax,
 Series D, Callable 01/01/07 @ 100 (FGIC) (GO)
   5.375%, 01/01/22                                                      8,000             8,528
Washington State Public Power Supply System,
 Nuclear Project #3, Series A,
 Callable 07/01/07 @ 102 (FSA) (RB)
   5.250%, 07/01/16                                                      1,000             1,099
Washington State Public Power Supply System,
 Nuclear Project #3, Series B (RB)
   7.125%, 07/01/16                                                        600               778
                                                                                 ---------------
                                                                                          35,084
                                                                                 ---------------
WISCONSIN - 4.8%
Amery, Apple River Hospital Project,
 Callable 06/01/08 @ 100 (RB)
   5.700%, 06/01/13                                                      1,440             1,475
Wisconsin State, Series C,
 Pre-refunded 05/01/07 @ 100 (FGIC) (GO)
   5.500%, 05/01/10 (b)                                                  2,095             2,326
Wisconsin State Health & Educational Facilities
 Authority, Attic Angel Obligation Group,
 Callable 11/15/08 @ 102 (RB)
   5.750%, 11/15/27                                                      1,000               906
Wisconsin State Health & Educational Facilities
 Authority, Beloit Memorial Hospital,
 Callable 04/01/04 @ 102 (RB)
   5.800%, 07/01/09                                                        555               567
Wisconsin State Health & Educational Facilities
 Authority, Franciscan Skemp Medical Center,
 Callable 11/15/05 @ 102 (RB)
   6.125%, 11/15/15                                                      1,000             1,081
Wisconsin State Health & Educational Facilities
 Authority, Marshfield Clinic, Series B,
 Callable 02/15/12 @ 100 (RB)
   6.000%, 02/15/25                                                      3,500             3,619
Wisconsin State Health & Educational Facilities
 Authority, Meriter Hospital Inc.,
 Callable 12/01/06 @ 102 (MBIA) (RB)
   6.000%, 12/01/17                                                      2,000             2,224
Wisconsin State Health & Educational Facilities
 Authority, New Castle Place Project, Series A,
 Callable 12/01/11 @ 101 (RB)
   7.000%, 12/01/31                                                      2,000             2,042
Wisconsin State Health & Educational Facilities
 Authority, Southwest Health Center, Series A,
 Callable 04/01/14 @ 100 (RB)
   6.250%, 04/01/34 (f)                                                  2,000             1,958
Wisconsin State Health & Educational Facilities
 Authority, Synergy Health Inc.,
 Callable 08/15/13 @ 100 (RB)
   6.000%, 11/15/23                                                      1,500             1,567

DESCRIPTION                                                   PAR (000)/SHARES       VALUE (000)
------------------------------------------------------------------------------------------------
Wisconsin State Health & Educational Facilities
 Authority, Wheaton Franciscan Services,
 Callable 02/15/12 @ 100 (RB)
   5.750%, 08/15/30                                            $         5,500   $         5,837
                                                                                 ---------------
                                                                                          23,602
                                                                                 ---------------
WYOMING - 0.7%
Teton County Hospital District, St. John's Medical
 Center, Callable 06/01/12 @ 101 (RB)
   6.750%, 12/01/22                                                      2,100             2,149
   6.750%, 12/01/27                                                      1,500             1,522
                                                                                 ---------------
                                                                                           3,671
                                                                                 ---------------
TOTAL MUNICIPAL BONDS
   (Cost $445,207)                                                                       482,619
                                                                                 ---------------
AFFILIATED MONEY MARKET FUND - 1.8%
First American Tax Free Obligations
 Fund, Cl Z (g)                                                      9,008,852             9,009
                                                                                 ---------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $9,009)                                                                           9,009
                                                                                 ---------------
TOTAL INVESTMENTS - 99.2%
   (Cost $454,216)                                                                       491,628
                                                                                 ---------------
OTHER ASSETS AND LIABILITIES, NET - 0.8%                                                   3,734
                                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                                        $       495,362
                                                                                 ---------------

(a) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2004.
(b) Pre-refunded issues are usually backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(c)  The rate shown is the effective yield at the time of purchase.
(d) Escrowed to Maturity issues are usually backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(e) Inverse Floating Rate Security - Security pays interest at rates that increase (decrease) in the same magnitude as, or in a multiple of, a decrease (increase) in the market rate. See note 2 in Notes to Financial Statements.
(f) Security purchased on a when-issued basis. On March 31, 2004, the total cost of investments purchased on a when-issued basis was $1,981,260. See note 2 in Notes to Financial Statements.
(g) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.
ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2004, the aggregate market value of securities subject to the AMT was $27,626,202, which represents 5.6% of net assets.
Cl - Class
CLE - Connie Lee Insurance Company
CMI - California Mortgage Insurance Program
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
MQSBLF - Michigan Qualified School Board Loan Fund Program
MSDCEP - Minnesota School District Credit Enhancement Program
PSFG - Permanent School Fund Guarantee
PUFG - Permanent University Fund Guarantee
RAAI - Radian Asset Assurance Inc.
RB - Revenue Bond
STAID - State Aid Withholding

The accompanying notes are an integral part of the financial statements.

                 (This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2004 (unaudited), in thousands, except per share data

                                                             CALIFORNIA                            COLORADO
                                              ARIZONA      INTERMEDIATE        CALIFORNIA      INTERMEDIATE          COLORADO
                                        TAX FREE FUND     TAX FREE FUND     TAX FREE FUND     TAX FREE FUND     TAX FREE FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated
  securities, at value*               $        21,185   $        49,673   $        27,849   $        60,194   $        25,519
Investments in affiliated money
  market fund, at value**                          --                --                --               377               186
Dividends and interest receivable                 264               562               325               824               343
Receivable for investment
  securities sold                                  --                --                --               340                --
Receivable for capital shares sold                 --                --                 1                98                --
Prepaid expenses and other assets                   7                 6                 6                 5                 6
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                   21,456            50,241            28,181            61,838            26,054
=============================================================================================================================
LIABILITIES:
Payable for investment securities
  purchased                                        --                --                --                --                --
Payable for capital shares redeemed                --                10                10             1,005                13
Payable for advisory,
  co-administration, and custodian
  fees                                              8                30                11                39                11
Payable for distribution and
  shareholder servicing fees                        2                 1                 1                 2                 5
Accrued expenses and other
  liabilities                                      --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                  10                41                22             1,046                29
=============================================================================================================================
NET ASSETS                            $        21,446   $        50,200   $        28,159   $        60,792   $        26,025
=============================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                     $        19,243   $        46,415   $        25,893   $        55,785   $        23,205
Undistributed net investment income                44                35                21                92                67
Accumulated net realized gain (loss)
  on investments                                  111               182                54               (90)               44
Net unrealized appreciation of
  investments                                   2,048             3,568             2,191             5,005             2,709
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                            $        21,446   $        50,200   $        28,159   $        60,792   $        26,025
=============================================================================================================================
Investments in unaffiliated
  securities, at cost*                $        19,137   $        46,105   $        25,658   $        55,189   $        22,810
Investments in affiliated money
  market fund, at cost**              $            --   $            --   $            --   $           377   $           186
CLASS A:
Net assets                            $        10,037   $         4,286   $        10,653   $        16,567   $        12,599
Shares issued and outstanding
  ($0.0001 par value -- 2 billion
  authorized)                                     872               403               933             1,492             1,087
Net asset value and redemption price
  per share                           $         11.50   $         10.62   $         11.41   $         11.10   $         11.59
Maximum offering price per share (1)  $         12.01   $         10.86   $         11.92   $         11.36   $         12.10
CLASS C:
Net assets                            $         1,655                --   $           990                --   $         3,776
Shares issued and outstanding
  ($0.0001 par value-- 2 billion
  authorized)                                     144                --                87                --               326
Net asset value, offering price, and
  redemption price per share (2)      $         11.49                --   $         11.43                --   $         11.57
CLASS Y:
Net assets                            $         9,754   $        45,914   $        16,516   $        44,225   $         9,650
Shares issued and outstanding
  ($0.0001 par value-- 2 billion
  authorized)                                     848             4,316             1,447             3,993               832
Net asset value, offering price,
  and redemption price per share      $         11.51   $         10.64   $         11.42   $         11.08   $         11.61
-----------------------------------------------------------------------------------------------------------------------------

 (1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see note 1 in Notes to Financial Statements.
 (2) Class C has a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

                                                              MINNESOTA
                                         INTERMEDIATE      INTERMEDIATE         MINNESOTA          MISSOURI          NEBRASKA
                                        TAX FREE FUND     TAX FREE FUND     TAX FREE FUND     TAX FREE FUND     TAX FREE FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated
  securities, at value*               $       713,178   $       267,817   $       178,949   $       188,641   $        35,891
Investments in affiliated money
  market fund, at value**                       2,589                --                --             1,867               455
Dividends and interest receivable               9,169             2,889             2,323             2,375               465
Receivable for investment
  securities sold                                  --                --                --                --                --
Receivable for capital shares sold                369               476                69                 6                75
Prepaid expenses and other assets                  11                 7                 8                 7                 7
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                  725,316           271,189           181,349           192,896            36,893
=============================================================================================================================
LIABILITIES:
Payable for investment securities
  purchased                                     1,496                --                --             1,338               489
Payable for capital shares redeemed             1,032               189                36               451                --
Payable for advisory,
  co-administration, and custodian
  fees                                            449               165               111               118                15
Payable for distribution and
  shareholder servicing fees                        5                 4                27                 6                 2
Accrued expenses and other
  liabilities                                       3                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                               2,985               358               174             1,913               506
=============================================================================================================================
NET ASSETS                            $       722,331   $       270,831   $       181,175   $       190,983   $        36,387
=============================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                     $       662,132   $       252,925   $       168,697   $       177,670   $        34,243
Undistributed net investment income               846                27               252               108                57
Accumulated net realized gain (loss)
  on investments                                  822               207               883               251                17
Net unrealized appreciation of
  investments                                  58,531            17,672            11,343            12,954             2,070
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                            $       722,331   $       270,831   $       181,175   $       190,983   $        36,387
=============================================================================================================================
Investments in unaffiliated
  securities, at cost*                $       654,647   $       250,145   $       167,606   $       175,687   $        33,821
Investments in affiliated money
  market fund, at cost**              $         2,589   $            --   $            --   $         1,867   $           455
CLASS A:
Net assets                            $        36,221   $        34,565   $       123,034   $        27,932   $         4,621
Shares issued and outstanding
  ($0.0001 par value -- 2 billion
  authorized)                                   3,204             3,315            10,824             2,251               431
Net asset value and redemption price
  per share                           $         11.31   $         10.43   $         11.37   $         12.41   $         10.71
Maximum offering price per share (1)  $         11.57   $         10.67   $         11.87   $         12.96   $         11.19
CLASS C:
Net assets                                         --                --   $        11,801   $           255   $         1,782
Shares issued and outstanding
  ($0.0001 par value-- 2 billion
  authorized)                                      --                --             1,042                21               168
Net asset value, offering price, and
  redemption price per share (2)                   --                --   $         11.33   $         12.38   $         10.64
CLASS Y:
Net assets                            $       686,110   $       236,266   $        46,340   $       162,796   $        29,984
Shares issued and outstanding
  ($0.0001 par value-- 2 billion
  authorized)                                  60,783            22,759             4,081            13,117             2,800
Net asset value, offering price,
  and redemption price per share      $         11.29   $         10.38   $         11.35   $         12.41   $         10.71
-----------------------------------------------------------------------------------------------------------------------------

                                                                 OREGON
                                                 OHIO      INTERMEDIATE             SHORT
                                        TAX FREE FUND     TAX FREE FUND     TAX FREE FUND     TAX FREE FUND
-----------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated
  securities, at value*               $        40,016   $       147,083   $       437,380   $       482,619
Investments in affiliated money
  market fund, at value**                          --             1,246             5,718             9,009
Dividends and interest receivable                 616             2,037             5,514             6,886
Receivable for investment
  securities sold                                  --                --                --               249
Receivable for capital shares sold                 --                10               289               128
Prepaid expenses and other assets                   5                 6                 8                14
-----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                   40,637           150,382           448,909           498,905
===========================================================================================================
LIABILITIES:
Payable for investment securities
  purchased                                        --                --             5,000             2,229
Payable for capital shares redeemed                --             1,319               157               994
Payable for advisory,
  co-administration, and custodian
  fees                                             17                92               229               308
Payable for distribution and
  shareholder servicing fees                       --                 1                 1                12
Accrued expenses and other
  liabilities                                      --                --                --                --
-----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                  17             1,412             5,387             3,543
===========================================================================================================
NET ASSETS                            $        40,620   $       148,970   $       443,522   $       495,362
===========================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                     $        38,747   $       138,557   $       432,622   $       455,213
Undistributed net investment income                27                42               207               260
Accumulated net realized gain (loss)
  on investments                                   29               293                48             2,477
Net unrealized appreciation of
  investments                                   1,817            10,078            10,645            37,412
-----------------------------------------------------------------------------------------------------------
NET ASSETS                            $        40,620   $       148,970   $       443,522   $       495,362
===========================================================================================================
Investments in unaffiliated
  securities, at cost*                $        38,199   $       137,005   $       426,735   $       445,207
Investments in affiliated money
  market fund, at cost**              $            --   $         1,246   $         5,718   $         9,009
CLASS A:
Net assets                            $         1,359   $         9,210   $         6,957   $        42,596
Shares issued and outstanding
  ($0.0001 par value -- 2 billion
  authorized)                                     129               886               691             3,774
Net asset value and redemption price
  per share                           $         10.54   $         10.39   $         10.07   $         11.29
Maximum offering price per share (1)  $         11.01   $         10.63   $         10.30   $         11.79
CLASS C:
Net assets                            $           247                --                --   $         3,165
Shares issued and outstanding
  ($0.0001 par value-- 2 billion
  authorized)                                      24                --                --               282
Net asset value, offering price, and
  redemption price per share (2)      $         10.44                --                --   $         11.24
CLASS Y:
Net assets                            $        39,014   $       139,760   $       436,565   $       449,601
Shares issued and outstanding
  ($0.0001 par value-- 2 billion
  authorized)                                   3,699            13,444            43,366            39,797
Net asset value, offering price,
  and redemption price per share      $         10.55   $         10.40   $         10.07   $         11.30
-----------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS For the six months ended March 31, 2004 (unaudited), in thousands

                                                             CALIFORNIA                            COLORADO
                                              ARIZONA      INTERMEDIATE        CALIFORNIA      INTERMEDIATE          COLORADO
                                        TAX FREE FUND     TAX FREE FUND     TAX FREE FUND     TAX FREE FUND     TAX FREE FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from unaffiliated
  securities                          $           539   $         1,132   $           662   $         1,539   $           653
Interest from affiliated money
  market fund                                      --                --                --                 3                 2
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                           539             1,132               662             1,542               655
=============================================================================================================================
EXPENSES:
Investment advisory fees                           56               122                70               161                67
Co-administration fees and expenses
  (including per account transfer
  agency fees)                                     33                68                40                92                38
Custodian fees                                      1                 2                 1                 3                 1
Directors' fees                                    --                --                --                 1                --
Registration fees                                   5                 3                 3                 3                 3
Professional fees                                  --                 1                --                 1                --
Printing                                           --                 1                --                 1                --
Other                                              --                 1                --                 1                 1
Distribution and shareholder
  servicing fees - Class A                         14                 5                14                23                16
Distribution and shareholder
  servicing fees - Class C                          9                --                 6                --                20
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                    118               203               134               286               146
=============================================================================================================================
Less: Fee waivers                                 (43)              (29)              (47)              (46)              (50)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                 75               174                87               240                96
=============================================================================================================================
INVESTMENT INCOME - NET                           464               958               575             1,302               559
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS - NET:
Net realized gain on investments                  111               185                78               373                44
Net change in unrealized
  appreciation or depreciation of
  investments                                     327              (132)              187              (312)              186
-----------------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                    438                53               265                61               230
=============================================================================================================================
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS           $           902   $         1,011   $           840   $         1,363   $           789
=============================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                              MINNESOTA
                                         INTERMEDIATE      INTERMEDIATE         MINNESOTA          MISSOURI          NEBRASKA
                                        TAX FREE FUND     TAX FREE FUND     TAX FREE FUND     TAX FREE FUND     TAX FREE FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from unaffiliated
  securities                          $        17,321   $         6,179   $         4,366   $         4,449   $           806
Interest from affiliated money
  market fund                                      26                --                 7                 6                 3
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                        17,347             6,179             4,373             4,455               809
=============================================================================================================================
EXPENSES:
Investment advisory fees                        1,818               673               458               485                89
Co-administration fees and expenses
  (including per account transfer
  agency fees)                                  1,004               372               255               270                50
Custodian fees                                     36                13                 9                10                 2
Directors' fees                                     6                 2                 2                 2                --
Registration fees                                  12                 4                 6                 6                 3
Professional fees                                  13                 5                 3                 4                 1
Printing                                            8                 3                 2                 2                --
Other                                              12                 5                 3                 3                 1
Distribution and shareholder
  servicing fees - Class A                         44                41               155                35                 6
Distribution and shareholder
  servicing fees - Class C                         --                --                60                 1                 9
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                  2,953             1,118               953               818               161
=============================================================================================================================
Less: Fee waivers                                (382)             (151)             (117)             (102)              (60)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                              2,571               967               836               716               101
=============================================================================================================================
INVESTMENT INCOME - NET                        14,776             5,212             3,537             3,739               708
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS - NET:
Net realized gain on investments                1,507               219               932               270                17
Net change in unrealized
  appreciation or depreciation of
  investments                                    (330)               (1)            1,060               774               276
-----------------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                  1,177               218             1,992             1,044               293
=============================================================================================================================
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS           $        15,953   $         5,430   $         5,529   $         4,783   $         1,001
=============================================================================================================================

                                                                 OREGON
                                                 OHIO      INTERMEDIATE             SHORT
                                        TAX FREE FUND     TAX FREE FUND     TAX FREE FUND     TAX FREE FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from unaffiliated
  securities                          $           838   $         3,324   $         6,894   $        12,686
Interest from affiliated money
  market fund                                      --                 3                45                26
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                           838             3,327             6,939            12,712
===========================================================================================================
EXPENSES:
Investment advisory fees                          101               377             1,052             1,251
Co-administration fees and expenses
  (including per account transfer
  agency fees)                                     57               209               578               693
Custodian fees                                      2                 8                21                25
Directors' fees                                    --                 1                 4                 4
Registration fees                                   2                 3                 7                10
Professional fees                                   1                 3                 8                 9
Printing                                            1                 2                 4                 5
Other                                               1                 3                 7                 9
Distribution and shareholder
  servicing fees - Class A                          1                11                 9                53
Distribution and shareholder
  servicing fees - Class C                          1                --                --                24
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                    167               617             1,690             2,083
===========================================================================================================
Less: Fee waivers                                 (64)              (81)             (422)             (263)
-----------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                103               536             1,268             1,820
===========================================================================================================
INVESTMENT INCOME - NET                           735             2,791             5,671            10,892
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS - NET:
Net realized gain on investments                   29               346                51             2,509
Net change in unrealized
  appreciation or depreciation of
  investments                                     298               296            (2,442)            2,637
-----------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                    327               642            (2,391)            5,146
===========================================================================================================
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS           $         1,062   $         3,433   $         3,280   $        16,038
===========================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                             CALIFORNIA
                                                      ARIZONA              INTERMEDIATE
                                                TAX FREE FUND             TAX FREE FUND
---------------------------------------------------------------------------------------
                                         10/1/03      10/1/02      10/1/03      10/1/02
                                              TO           TO           TO           TO
                                         3/31/04      9/30/03      3/31/04      9/30/03
---------------------------------------------------------------------------------------
                                      (unaudited)               (unaudited)
OPERATIONS:
Investment income - net               $      464   $    1,098   $      958   $    1,989
Net realized gain on investments             111           99          185          161
Net change in unrealized
  appreciation or depreciation of
  investments                                327         (262)        (132)        (843)
---------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                            902          935        1,011        1,307
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                   (218)        (551)         (80)        (174)
  Class C                                    (30)         (88)          --           --
  Class Y                                   (205)        (443)        (879)      (1,791)
Net realized gain on investments:
  Class A                                    (50)         (32)         (14)         (10)
  Class C                                     (8)          (6)          --           --
  Class Y                                    (41)         (29)        (141)         (93)
---------------------------------------------------------------------------------------
Total distributions                         (552)      (1,149)      (1,114)      (2,068)
=======================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
  Proceeds from sales                      1,230        5,152          735        1,412
  Reinvestment of distributions              235          548           76          145
  Payments for redemptions                (3,521)      (6,083)        (778)      (2,080)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class A transactions               (2,056)        (383)          33         (523)
---------------------------------------------------------------------------------------
Class C:
  Proceeds from sales                         --          385           --           --
  Reinvestment of distributions               27           90           --           --
  Payments for redemptions                  (254)      (1,494)          --           --
---------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class C transactions                 (227)      (1,019)          --           --
---------------------------------------------------------------------------------------
Class Y:
  Proceeds from sales                      1,609        3,295        4,008        4,535
  Reinvestment of distributions               18           37           28           42
  Payments for redemptions                (1,277)      (4,666)      (2,628)      (4,513)
  Shares issued in connection with
    the acquisition of Common Trust
    Fund net assets                           --           --           --           --
---------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class Y transactions                  350       (1,334)       1,408           64
---------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from capital share transactions         (1,933)      (2,736)       1,441         (459)
---------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                  (1,583)      (2,950)       1,338       (1,220)
NET ASSETS AT BEGINNING OF PERIOD         23,029       25,979       48,862       50,082
=======================================================================================
NET ASSETS AT END OF PERIOD           $   21,446   $   23,029   $   50,200   $   48,862
=======================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME
  AT END OF PERIOD                    $       44   $       33   $       35   $       36
=======================================================================================

 (1) See note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

                                                                               COLORADO
                                                   CALIFORNIA              INTERMEDIATE                  COLORADO
                                                TAX FREE FUND             TAX FREE FUND             TAX FREE FUND
-----------------------------------------------------------------------------------------------------------------
                                         10/1/03      10/1/02      10/1/03      10/1/02      10/1/03      10/1/02
                                              TO           TO           TO           TO           TO           TO
                                         3/31/04      9/30/03      3/31/04      9/30/03      3/31/04      9/30/03
-----------------------------------------------------------------------------------------------------------------
                                      (unaudited)               (unaudited)               (unaudited)
OPERATIONS:
Investment income - net               $      575   $    1,164   $    1,302   $    2,801   $      559   $    1,276
Net realized gain on investments              78          186          373            9           44          224
Net change in unrealized
  appreciation or depreciation of
  investments                                187         (540)        (312)        (128)         186         (518)
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                            840          810        1,363        2,682          789          982
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                   (221)        (492)        (355)        (879)        (272)        (673)
  Class C                                    (21)         (41)          --           --          (78)        (159)
  Class Y                                   (345)        (632)        (918)      (2,017)        (216)        (415)
Net realized gain on investments:
  Class A                                    (84)         (76)          --           --          (90)          --
  Class C                                     (9)          (7)          --           --          (29)          --
  Class Y                                   (117)         (77)          --           --          (68)          --
-----------------------------------------------------------------------------------------------------------------
Total distributions                         (797)      (1,325)      (1,273)      (2,896)        (753)      (1,247)
=================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
  Proceeds from sales                      1,126        1,401        1,198       19,547          748        1,122
  Reinvestment of distributions              251          481          247          681          330          625
  Payments for redemptions                (1,882)      (3,414)      (7,438)     (12,878)      (2,338)      (7,321)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class A transactions                 (505)      (1,532)      (5,993)       7,350       (1,260)      (5,574)
-----------------------------------------------------------------------------------------------------------------
Class C:
  Proceeds from sales                        202          153           --           --          210        1,375
  Reinvestment of distributions               27           47           --           --          102          141
  Payments for redemptions                  (345)        (189)          --           --         (824)        (934)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class C transactions                 (116)          11           --           --         (512)         582
-----------------------------------------------------------------------------------------------------------------
Class Y:
  Proceeds from sales                      2,145        7,475        1,087       10,796          797        1,670
  Reinvestment of distributions               21           51            4           11           11           14
  Payments for redemptions                  (916)      (3,925)      (4,805)     (11,176)        (690)      (1,366)
  Shares issued in connection with
    the acquisition of Common Trust
    Fund net assets                           --           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class Y transactions                1,250        3,601       (3,714)        (369)         118          318
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from capital share transactions            629        2,080       (9,707)       6,981       (1,654)      (4,674)
-----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                     672        1,565       (9,617)       6,767       (1,618)      (4,939)
NET ASSETS AT BEGINNING OF PERIOD         27,487       25,922       70,409       63,642       27,643       32,582
=================================================================================================================
NET ASSETS AT END OF PERIOD           $   28,159   $   27,487   $   60,792   $   70,409   $   26,025   $   27,643
=================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME
  AT END OF PERIOD                    $       21   $       33   $       92   $       63   $       67   $       74
=================================================================================================================

                                                                              MINNESOTA
                                                 INTERMEDIATE              INTERMEDIATE
                                                TAX FREE FUND             TAX FREE FUND
---------------------------------------------------------------------------------------
                                         10/1/03      10/1/02      10/1/03      10/1/02
                                              TO           TO           TO           TO
                                         3/31/04      9/30/03      3/31/04      9/30/03
---------------------------------------------------------------------------------------
                                      (unaudited)               (unaudited)
OPERATIONS:
Investment income - net               $   14,776   $   29,232   $    5,212   $   10,730
Net realized gain on investments           1,507        1,153          219          584
Net change in unrealized
  appreciation or depreciation of
  investments                               (330)       2,929           (1)      (1,539)
---------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                         15,953       33,314        5,430        9,775
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                   (683)      (1,224)        (620)      (1,050)
  Class C                                     --           --           --           --
  Class Y                                (13,831)     (27,420)      (4,690)     (10,004)
Net realized gain on investments:
  Class A                                    (38)          --          (59)         (37)
  Class C                                     --           --           --           --
  Class Y                                   (799)          --         (444)        (395)
---------------------------------------------------------------------------------------
Total distributions                      (15,351)     (28,644)      (5,813)     (11,486)
=======================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
  Proceeds from sales                     10,003       15,542        8,226       20,400
  Reinvestment of distributions              576          935          484          775
  Payments for redemptions                (8,585)     (12,029)      (5,172)      (9,945)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class A transactions                1,994        4,448        3,538       11,230
---------------------------------------------------------------------------------------
Class C:
  Proceeds from sales                         --           --           --           --
  Reinvestment of distributions               --           --           --           --
  Payments for redemptions                    --           --           --           --
---------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class C transactions                   --           --           --           --
---------------------------------------------------------------------------------------
Class Y:
  Proceeds from sales                     58,128      133,415       13,504       39,846
  Reinvestment of distributions            1,390        1,827          193          331
  Payments for redemptions               (71,008)    (141,567)     (16,023)     (51,205)
  Shares issued in connection with
    the acquisition of Common Trust
    Fund net assets                           --      213,002           --           --
---------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class Y transactions              (11,490)     206,677       (2,326)     (11,028)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from capital share transactions         (9,496)     211,125        1,212          202
---------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                  (8,894)     215,795          829       (1,509)
NET ASSETS AT BEGINNING OF PERIOD        731,225      515,430      270,002      271,511
=======================================================================================
NET ASSETS AT END OF PERIOD           $  722,331   $  731,225   $  270,831   $  270,002
=======================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME
  AT END OF PERIOD                    $      846   $      584   $       27   $      125
=======================================================================================

                                                    MINNESOTA                  MISSOURI
                                                TAX FREE FUND             TAX FREE FUND
---------------------------------------------------------------------------------------
                                         10/1/03      10/1/02      10/1/03      10/1/02
                                              TO           TO           TO           TO
                                         3/31/04      9/30/03      3/31/04      9/30/03
---------------------------------------------------------------------------------------
                                      (unaudited)               (unaudited)
OPERATIONS:
Investment income - net               $    3,537   $    8,269   $    3,739   $    7,622
Net realized gain on investments             932        1,349          270          699
Net realized loss on redemption
  in-kind                                     --           --           --         (102)
Net increase from payment by
  affiliate and net losses realized
  on the disposal of investments in
  violation of restrictions (2)               --           --           --           --
Net change in unrealized
  appreciation or depreciation of
  investments                              1,060       (2,480)         774         (482)
---------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                          5,529        7,138        4,783        7,737
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                 (2,524)      (5,192)        (512)      (1,017)
  Class C                                   (221)        (450)          (4)          (8)
  Class Y                                 (1,014)      (2,153)      (3,199)      (6,513)
Net realized gain on investments:
  Class A                                   (947)        (307)         (75)        (138)
  Class C                                    (93)         (28)          (1)          (1)
  Class Y                                   (358)        (121)        (437)        (721)
---------------------------------------------------------------------------------------
Total distributions                       (5,157)      (8,251)      (4,228)      (8,398)
=======================================================================================
CAPITAL SHARE TRANSACTIONS (3):
Class A:
  Proceeds from sales                      3,600       17,441        2,242        6,019
  Reinvestment of distributions            3,223        5,120          302          655
  Payments for redemptions                (9,964)     (31,535)      (2,837)      (4,745)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class A transactions               (3,141)      (8,974)        (293)       1,929
---------------------------------------------------------------------------------------
Class C:
  Proceeds from sales                        473        3,135            2          251
  Reinvestment of distributions              293          446            4            8
  Payments for redemptions                  (942)      (3,279)         (31)          (2)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class C transactions                 (176)         302          (25)         257
---------------------------------------------------------------------------------------
Class Y:
  Proceeds from sales                      3,141        5,315        8,732       19,318
  Reinvestment of distributions              153          266          197          363
  Payments for redemptions                (4,899)     (12,019)     (14,697)     (26,019)
  Shares issued in connection with
    the acquisition of Common Trust
    Fund net assets                           --           --           --       32,466
---------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class Y transactions               (1,605)      (6,438)      (5,768)      26,128
---------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from capital share transactions         (4,922)     (15,110)      (6,086)      28,314
---------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                  (4,550)     (16,223)      (5,531)      27,653
NET ASSETS AT BEGINNING OF PERIOD        185,725      201,948      196,514      168,861
=======================================================================================
NET ASSETS AT END OF PERIOD           $  181,175   $  185,725   $  190,983   $  196,514
=======================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME
  AT END OF PERIOD                    $      252   $      474   $      108   $       84
=======================================================================================

 (1) Commencement of operations.
 (2) See note 6 in Notes to Financial Statements for additional information.
 (3) See note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

                                                                                                           OREGON
                                                     NEBRASKA                      OHIO              INTERMEDIATE
                                                TAX FREE FUND             TAX FREE FUND             TAX FREE FUND
-----------------------------------------------------------------------------------------------------------------
                                         10/1/03      10/1/02      10/1/03      10/1/02      10/1/03      10/1/02
                                              TO           TO           TO           TO           TO           TO
                                         3/31/04      9/30/03      3/31/04      9/30/03      3/31/04      9/30/03
-----------------------------------------------------------------------------------------------------------------
                                      (unaudited)               (unaudited)               (unaudited)
OPERATIONS:
Investment income - net               $      708   $    1,387   $      735   $    1,488   $    2,791   $    5,912
Net realized gain on investments              17          123           29          369          346        1,155
Net realized loss on redemption
  in-kind                                     --           --           --           --           --           --
Net increase from payment by
  affiliate and net losses realized
  on the disposal of investments in
  violation of restrictions (2)               --           --           --           --           --           --
Net change in unrealized
  appreciation or depreciation of
  investments                                276         (212)         298         (413)         296       (1,811)
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                          1,001        1,298        1,062        1,444        3,433        5,256
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                    (88)        (173)         (18)         (20)        (158)        (300)
  Class C                                    (28)         (43)          (3)          (4)          --           --
  Class Y                                   (575)      (1,145)        (689)      (1,462)      (2,658)      (5,603)
Net realized gain on investments:
  Class A                                    (17)          (3)          (9)          --          (66)         (12)
  Class C                                     (6)          (1)          (2)          --           --           --
  Class Y                                   (100)         (21)        (358)          --       (1,095)        (208)
-----------------------------------------------------------------------------------------------------------------
Total distributions                         (814)      (1,386)      (1,079)      (1,486)      (3,977)      (6,123)
=================================================================================================================
CAPITAL SHARE TRANSACTIONS (3):
Class A:
  Proceeds from sales                        466        1,001          597          439        1,345        3,805
  Reinvestment of distributions               67          110           11            9          141          186
  Payments for redemptions                  (807)      (1,117)         (97)         (60)        (433)      (2,769)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class A transactions                 (274)          (6)         511          388        1,053        1,222
-----------------------------------------------------------------------------------------------------------------
Class C:
  Proceeds from sales                        382          785           93          213           --           --
  Reinvestment of distributions               26           38            1            1           --           --
  Payments for redemptions                  (290)        (151)         (61)          --           --           --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class C transactions                  118          672           33          214           --           --
-----------------------------------------------------------------------------------------------------------------
Class Y:
  Proceeds from sales                      2,436        4,416        2,748        7,072        7,231       17,727
  Reinvestment of distributions               31           52          159          203          699          319
  Payments for redemptions                  (757)      (3,634)      (3,343)      (5,843)     (13,902)     (22,926)
  Shares issued in connection with
    the acquisition of Common Trust
    Fund net assets                           --           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class Y transactions                1,710          834         (436)       1,432       (5,972)      (4,880)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from capital share transactions          1,554        1,500          108        2,034       (4,919)      (3,658)
-----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                   1,741        1,412           91        1,992       (5,463)      (4,525)
NET ASSETS AT BEGINNING OF PERIOD         34,646       33,234       40,529       38,537      154,433      158,958
=================================================================================================================
NET ASSETS AT END OF PERIOD           $   36,387   $   34,646   $   40,620   $   40,529   $  148,970   $  154,433
=================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME
  AT END OF PERIOD                    $       57   $       40   $       27   $        2   $       42   $       67
=================================================================================================================

                                                        SHORT
                                                TAX FREE FUND             TAX FREE FUND
---------------------------------------------------------------------------------------
                                         10/1/03   10/25/02 (1)    10/1/03      10/1/02
                                              TO             TO         TO           TO
                                         3/31/04        9/30/03    3/31/04      9/30/03
---------------------------------------------------------------------------------------
                                      (unaudited)               (unaudited)
OPERATIONS:
Investment income - net               $    5,671   $   10,163   $   10,892   $   23,245
Net realized gain on investments              51        2,432        2,509        4,886
Net realized loss on redemption
  in-kind                                     --           --           --           --
Net increase from payment by
  affiliate and net losses realized
  on the disposal of investments in
  violation of restrictions (2)               --           --           --           --
Net change in unrealized
  appreciation or depreciation of
  investments                             (2,442)      13,087        2,637       (6,702)
---------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                          3,280       25,682       16,038       21,429
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                    (90)         (61)        (894)      (1,818)
  Class C                                     --           --          (87)        (235)
  Class Y                                 (5,422)     (10,054)     (10,112)     (21,211)
Net realized gain on investments:
  Class A                                    (44)          --         (406)        (486)
  Class C                                     --           --          (46)         (70)
  Class Y                                 (2,391)          --       (4,411)      (5,440)
---------------------------------------------------------------------------------------
Total distributions                       (7,947)     (10,115)     (15,956)     (29,260)
=======================================================================================
CAPITAL SHARE TRANSACTIONS (3):
Class A:
  Proceeds from sales                      1,696       10,862        4,502        9,898
  Reinvestment of distributions              104           55        1,143        2,040
  Payments for redemptions                (1,211)      (4,499)      (5,989)     (12,077)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class A transactions                  589        6,418         (344)        (139)
---------------------------------------------------------------------------------------
Class C:
  Proceeds from sales                         --           --          365          454
  Reinvestment of distributions               --           --          129          293
  Payments for redemptions                    --           --       (2,231)      (1,953)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class C transactions                   --           --       (1,737)      (1,206)
---------------------------------------------------------------------------------------
Class Y:
  Proceeds from sales                     95,272      508,191       28,980       55,624
  Reinvestment of distributions            3,097          183          862        1,557
  Payments for redemptions               (54,135)    (126,993)     (40,937)     (86,596)
  Shares issued in connection with
    the acquisition of Common Trust
    Fund net assets                           --           --           --           --
---------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from Class Y transactions               44,234      381,381      (11,095)     (29,415)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from capital share transactions         44,823      387,799      (13,176)     (30,760)
---------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                  40,156      403,366      (13,094)     (38,591)
NET ASSETS AT BEGINNING OF PERIOD        403,366           --      508,456      547,047
=======================================================================================
NET ASSETS AT END OF PERIOD           $  443,522   $  403,366   $  495,362   $  508,456
=======================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME
  AT END OF PERIOD                    $      207   $       48   $      260   $      461
=======================================================================================

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                                   REALIZED AND
                                        NET ASSET                    UNREALIZED     DIVIDENDS                      NET ASSET
                                            VALUE           NET           GAINS      FROM NET     DISTRIBUTIONS        VALUE
                                        BEGINNING    INVESTMENT     (LOSSES) ON    INVESTMENT          FROM NET       END OF
                                        OF PERIOD        INCOME     INVESTMENTS        INCOME    REALIZED GAINS       PERIOD
----------------------------------------------------------------------------------------------------------------------------
ARIZONA TAX FREE FUND
Class A
  2004 (1)                            $     11.33   $      0.24   $        0.21   $     (0.23)  $         (0.05)  $    11.50
  2003                                      11.41          0.46           (0.06)        (0.45)            (0.03)       11.33
  2002                                      10.99          0.48            0.44         (0.48)            (0.02)       11.41
  2001                                      10.45          0.55            0.53         (0.54)               --        10.99
  2000 (2)                                  10.00          0.36            0.45         (0.36)               --        10.45
Class C
  2004 (1)                            $     11.31   $      0.21   $        0.22   $     (0.20)  $         (0.05)  $    11.49
  2003                                      11.40          0.42           (0.08)        (0.40)            (0.03)       11.31
  2002                                      10.98          0.44            0.44         (0.44)            (0.02)       11.40
  2001                                      10.44          0.53            0.51         (0.50)               --        10.98
  2000 (2)                                  10.00          0.34            0.44         (0.34)               --        10.44
Class Y
  2004 (1)                            $     11.33   $      0.25   $        0.22   $     (0.24)  $         (0.05)  $    11.51
  2003                                      11.41          0.48           (0.06)        (0.47)            (0.03)       11.33
  2002                                      10.99          0.51            0.44         (0.51)            (0.02)       11.41
  2001                                      10.45          0.57            0.53         (0.56)               --        10.99
  2000 (2)                                  10.00          0.37            0.45         (0.37)               --        10.45

CALIFORNIA INTERMEDIATE TAX FREE FUND
Class A
  2004 (1)                            $     10.64   $      0.20   $        0.01   $     (0.20)  $         (0.03)  $    10.62
  2003                                      10.80          0.41           (0.14)        (0.41)            (0.02)       10.64
  2002                                      10.41          0.42            0.39         (0.42)               --        10.80
  2001                                      10.02          0.44            0.39         (0.44)               --        10.41
  2000                                       9.89          0.43            0.13         (0.43)               --        10.02
  1999                                      10.37          0.42           (0.46)        (0.41)            (0.03)        9.89
Class Y
  2004 (1)                            $     10.66   $      0.21   $        0.01   $     (0.21)  $         (0.03)  $    10.64
  2003                                      10.81          0.43           (0.14)        (0.42)            (0.02)       10.66
  2002                                      10.43          0.43            0.38         (0.43)               --        10.81
  2001                                      10.04          0.44            0.39         (0.44)               --        10.43
  2000                                       9.89          0.43            0.15         (0.43)               --        10.04
  1999                                      10.36          0.42           (0.45)        (0.41)            (0.03)        9.89

CALIFORNIA TAX FREE FUND
Class A
  2004 (1)                            $     11.40   $      0.23   $        0.10   $     (0.23)  $         (0.09)  $    11.41
  2003                                      11.63          0.47           (0.16)        (0.47)            (0.07)       11.40
  2002                                      11.17          0.48            0.50         (0.47)            (0.05)       11.63
  2001                                      10.66          0.52            0.50         (0.51)               --        11.17
  2000 (2)                                  10.00          0.35            0.66         (0.35)               --        10.66
Class C
  2004 (1)                            $     11.41   $      0.20   $        0.12   $     (0.21)  $         (0.09)  $    11.43
  2003                                      11.64          0.43           (0.16)        (0.43)            (0.07)       11.41
  2002                                      11.18          0.42            0.52         (0.43)            (0.05)       11.64
  2001                                      10.66          0.47            0.51         (0.46)               --        11.18
  2000 (2)                                  10.00          0.32            0.66         (0.32)               --        10.66
Class Y
  2004 (1)                            $     11.40   $      0.24   $        0.11   $     (0.24)  $         (0.09)  $    11.42
  2003                                      11.63          0.49           (0.15)        (0.50)            (0.07)       11.40
  2002                                      11.17          0.49            0.52         (0.50)            (0.05)       11.63
  2001                                      10.66          0.54            0.50         (0.53)               --        11.17
  2000 (2)                                  10.00          0.37            0.65         (0.36)               --        10.66

COLORADO INTERMEDIATE TAX FREE FUND
Class A
  2004 (1)                            $     11.08   $      0.23   $        0.01   $     (0.22)  $            --   $    11.10
  2003                                      11.12          0.41           (0.02)        (0.43)               --        11.08
  2002                                      10.79          0.47            0.32         (0.46)               --        11.12
  2001                                      10.28          0.46            0.52         (0.47)               --        10.79
  2000                                      10.32          0.48           (0.04)        (0.48)               --        10.28
  1999                                      10.89          0.46           (0.55)        (0.46)            (0.02)       10.32
Class Y
  2004 (1)                            $     11.05   $      0.23   $        0.02   $     (0.22)  $            --   $    11.08
  2003                                      11.10          0.43           (0.03)        (0.45)               --        11.05
  2002                                      10.76          0.49            0.33         (0.48)               --        11.10
  2001                                      10.26          0.48            0.49         (0.47)               --        10.76
  2000                                      10.29          0.48           (0.03)        (0.48)               --        10.26
  1999                                      10.88          0.46           (0.57)        (0.46)            (0.02)       10.29

 (1) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
 (2) Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

                                                                                        RATIO OF NET
                                                                            RATIO OF      INVESTMENT
                                                        NET ASSETS       EXPENSES TO          INCOME
                                           TOTAL            END OF           AVERAGE      TO AVERAGE
                                      RETURN (3)      PERIOD (000)        NET ASSETS      NET ASSETS
----------------------------------------------------------------------------------------------------
ARIZONA TAX FREE FUND
Class A
  2004 (1)                                  4.00%  $        10,037              0.75%           4.05%
  2003                                      3.61            11,928              0.75            4.03
  2002                                      8.69            12,413              0.75            4.40
  2001                                     10.50            13,971              0.25            5.10
  2000 (2)                                  8.21             9,668              0.25            5.31
Class C
  2004 (1)                                  3.88%  $         1,655              1.15%           3.65%
  2003                                      3.10             1,857              1.15            3.63
  2002                                      8.28             2,910              1.15            4.00
  2001                                     10.15             2,003              0.65            4.66
  2000 (2)                                  7.88                22              0.65            4.95
Class Y
  2004 (1)                                  4.22%  $         9,754              0.50%           4.30%
  2003                                      3.86             9,244              0.50            4.28
  2002                                      8.95            10,656              0.50            4.64
  2001                                     10.76             5,822                --            5.33
  2000 (2)                                  8.36             2,670                --            5.53

CALIFORNIA INTERMEDIATE TAX FREE FUND
Class A
  2004 (1)                                  2.06%  $         4,286              0.85%           3.79%
  2003                                      2.58             4,262              0.85            3.86
  2002                                      8.01             4,870              0.85            4.01
  2001                                      8.41             3,392              0.70            4.25
  2000                                      5.84             2,344              0.70            4.35
  1999                                     (0.40)            2,042              0.70            4.19
Class Y
  2004 (1)                                  2.13%  $        45,914              0.70%           3.94%
  2003                                      2.83            44,600              0.70            4.02
  2002                                      8.05            45,212              0.70            4.16
  2001                                      8.39            43,647              0.70            4.26
  2000                                      6.05            43,262              0.70            4.36
  1999                                     (0.30)           41,469              0.70            4.11

CALIFORNIA TAX FREE FUND
Class A
  2004 (1)                                  2.90%  $        10,653              0.75%           3.97%
  2003                                      2.85            11,143              0.75            4.16
  2002                                      9.10            12,954              0.75            4.26
  2001                                      9.73            18,139              0.25            4.75
  2000 (2)                                 10.23             6,029              0.25            5.20
Class C
  2004 (1)                                  2.79%  $           990              1.15%           3.57%
  2003                                      2.45             1,101              1.15            3.75
  2002                                      8.69             1,115              1.15            3.86
  2001                                      9.42               647              0.65            4.38
  2000 (2)                                  9.95                34              0.65            5.12
Class Y
  2004 (1)                                  3.12%  $        16,516              0.50%           4.22%
  2003                                      3.11            15,243              0.50            4.40
  2002                                      9.36            11,853              0.50            4.51
  2001                                      9.99             6,726                --            5.00
  2000 (2)                                 10.38             4,766                --            5.42

COLORADO INTERMEDIATE TAX FREE FUND
Class A
  2004 (1)                                  2.14%  $        16,567              0.85%           3.93%
  2003                                      3.64            22,555              0.85            3.79
  2002                                      7.56            15,244              0.85            4.48
  2001                                      9.75             8,320              0.70            4.55
  2000                                      4.40             3,485              0.70            4.66
  1999                                     (0.88)            4,733              0.70            4.32
Class Y
  2004 (1)                                  2.32%  $        44,225              0.70%           4.08%
  2003                                      3.71            47,854              0.70            3.94
  2002                                      7.83            48,398              0.70            4.60
  2001                                      9.67            47,907              0.70            4.58
  2000                                      4.51            52,885              0.70            4.66
  1999                                     (1.07)           57,236              0.70            4.31

                                         RATIO OF        RATIO OF NET
                                      EXPENSES TO          INVESTMENT
                                          AVERAGE              INCOME
                                       NET ASSETS      TO AVERAGE NET    PORTFOLIO
                                       (EXCLUDING   ASSETS (EXCLUDING     TURNOVER
                                         WAIVERS)            WAIVERS)         RATE
----------------------------------------------------------------------------------
ARIZONA TAX FREE FUND
Class A
  2004 (1)                                   1.11%               3.69%           8%
  2003                                       1.09                3.69           37
  2002                                       1.37                3.78           30
  2001                                       1.45                3.90           19
  2000 (2)                                   1.80                3.76           27
Class C
  2004 (1)                                   1.86%               2.94%           8%
  2003                                       1.84                2.94           37
  2002                                       2.12                3.03           30
  2001                                       1.84                3.47           19
  2000 (2)                                   2.72                2.88           27
Class Y
  2004 (1)                                   0.86%               3.94%           8%
  2003                                       0.84                3.94           37
  2002                                       1.12                4.02           30
  2001                                       1.19                4.14           19
  2000 (2)                                   1.53                4.00           27

CALIFORNIA INTERMEDIATE TAX FREE FUND
Class A
  2004 (1)                                   1.06%               3.58%           8%
  2003                                       1.06                3.65           17
  2002                                       1.14                3.72           23
  2001                                       1.21                3.74           12
  2000                                       1.18                3.87           23
  1999                                       1.17                3.72            9
Class Y
  2004 (1)                                   0.81%               3.83%           8%
  2003                                       0.81                3.91           17
  2002                                       0.89                3.97           23
  2001                                       0.96                4.00           12
  2000                                       0.93                4.13           23
  1999                                       0.92                3.89            9

CALIFORNIA TAX FREE FUND
Class A
  2004 (1)                                   1.07%               3.65%           5%
  2003                                       1.08                3.83           20
  2002                                       1.31                3.70           33
  2001                                       1.35                3.65           19
  2000 (2)                                   1.85                3.60           12
Class C
  2004 (1)                                   1.82%               2.90%           5%
  2003                                       1.83                3.07           20
  2002                                       2.06                2.95           33
  2001                                       1.75                3.28           19
  2000 (2)                                   2.25                3.52           12
Class Y
  2004 (1)                                   0.82%               3.90%           5%
  2003                                       0.83                4.07           20
  2002                                       1.06                3.95           33
  2001                                       1.10                3.90           19
  2000 (2)                                   1.59                3.83           12

COLORADO INTERMEDIATE TAX FREE FUND
Class A
  2004 (1)                                   1.06%               3.72%           3%
  2003                                       1.06                3.58           14
  2002                                       1.11                4.22           15
  2001                                       1.34                3.91           24
  2000                                       1.25                4.11           42
  1999                                       1.15                3.87           33
Class Y
  2004 (1)                                   0.81%               3.97%           3%
  2003                                       0.81                3.83           14
  2002                                       0.86                4.44           15
  2001                                       1.09                4.19           24
  2000                                       1.00                4.36           42
  1999                                       0.90                4.11           33

 (3) Total return does not reflect sales changes. Total return would have been lower had certain expenses not been waived.

                                                                REALIZED AND
                                       NET ASSET                  UNREALIZED    DIVIDENDS                                  NET ASSET
                                           VALUE          NET          GAINS     FROM NET    DISTRIBUTIONS                     VALUE
                                       BEGINNING   INVESTMENT    (LOSSES) ON   INVESTMENT         FROM NET    RETURN OF       END OF
                                       OF PERIOD       INCOME    INVESTMENTS       INCOME   REALIZED GAINS      CAPITAL       PERIOD
------------------------------------------------------------------------------------------------------------------------------------
COLORADO TAX FREE FUND
Class A
  2004 (1)                            $    11.57   $     0.25     $     0.10   $    (0.25)      $    (0.08)     $    --   $    11.59
  2003                                     11.65         0.50          (0.10)       (0.48)              --           --        11.57
  2002                                     11.09         0.48           0.56        (0.47)           (0.01)          --        11.65
  2001                                     10.42         0.54           0.66        (0.53)              --           --        11.09
  2000 (2)                                 10.00         0.35           0.42        (0.35)              --           --        10.42
Class C
  2004 (1)                            $    11.56   $     0.22     $     0.09   $    (0.22)      $    (0.08)     $    --   $    11.57
  2003                                     11.63         0.44          (0.08)       (0.43)              --           --        11.56
  2002                                     11.08         0.44           0.56        (0.44)           (0.01)          --        11.63
  2001                                     10.41         0.49           0.67        (0.49)              --           --        11.08
  2000 (2)                                 10.00         0.34           0.41        (0.34)              --           --        10.41
Class Y
  2004 (1)                            $    11.59   $     0.26     $     0.10   $    (0.26)      $    (0.08)     $    --   $    11.61
  2003                                     11.67         0.51          (0.09)       (0.50)              --           --        11.59
  2002                                     11.10         0.48           0.60        (0.50)           (0.01)          --        11.67
  2001                                     10.43         0.58           0.64        (0.55)              --           --        11.10
  2000 (2)                                 10.00         0.37           0.42        (0.36)              --           --        10.43

INTERMEDIATE TAX FREE FUND
Class A
  2004 (1)                            $    11.30   $     0.22     $     0.02   $    (0.22)      $    (0.01)     $    --   $    11.31
  2003                                     11.32         0.44          (0.03)       (0.43)              --           --        11.30
  2002                                     10.95         0.43           0.40        (0.43)              --        (0.03)       11.32
  2001                                     10.48         0.48           0.46        (0.47)              --           --        10.95
  2000                                     10.45         0.48           0.04        (0.49)              --           --        10.48
  1999                                     11.05         0.46          (0.55)       (0.46)           (0.05)          --        10.45
Class Y
  2004 (1)                            $    11.28   $     0.23     $     0.02   $    (0.23)      $    (0.01)     $    --   $    11.29
  2003                                     11.30         0.46          (0.03)       (0.45)              --           --        11.28
  2002                                     10.93         0.44           0.40        (0.44)              --        (0.03)       11.30
  2001                                     10.46         0.48           0.46        (0.47)              --           --        10.93
  2000                                     10.43         0.48           0.04        (0.49)              --           --        10.46
  1999                                     11.03         0.46          (0.55)       (0.46)           (0.05)          --        10.43

MINNESOTA INTERMEDIATE TAX FREE FUND
Class A
  2004 (1)                            $    10.44   $     0.20     $     0.01   $    (0.20)      $    (0.02)     $    --   $    10.43
  2003                                     10.51         0.40          (0.04)       (0.41)           (0.02)          --        10.44
  2002                                     10.21         0.43           0.29        (0.42)              --           --        10.51
  2001                                      9.80         0.44           0.41        (0.44)              --           --        10.21
  2000                                      9.79         0.45           0.02        (0.45)           (0.01)          --         9.80
  1999                                     10.29         0.43          (0.47)       (0.43)           (0.03)          --         9.79
Class Y
  2004 (1)                            $    10.40   $     0.20     $     0.01   $    (0.21)      $    (0.02)     $    --   $    10.38
  2003                                     10.46         0.42          (0.03)       (0.43)           (0.02)          --        10.40
  2002                                     10.17         0.45           0.27        (0.43)              --           --        10.46
  2001                                      9.76         0.44           0.41        (0.44)              --           --        10.17
  2000                                      9.76         0.45           0.01        (0.45)           (0.01)          --         9.76
  1999                                     10.26         0.43          (0.47)       (0.43)           (0.03)          --         9.76

 (1) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
 (2) Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
 (3) Total return does not reflect sales changes. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                              RATIO OF       RATIO OF NET
                                                                             RATIO OF NET  EXPENSES TO         INVESTMENT
                                                                   RATIO OF    INVESTMENT      AVERAGE             INCOME
                                                    NET ASSETS  EXPENSES TO        INCOME   NET ASSETS     TO AVERAGE NET  PORTFOLIO
                                           TOTAL        END OF      AVERAGE    TO AVERAGE   (EXCLUDING  ASSETS (EXCLUDING   TURNOVER
                                      RETURN (3)  PERIOD (000)   NET ASSETS    NET ASSETS     WAIVERS)           WAIVERS)       RATE
------------------------------------------------------------------------------------------------------------------------------------
COLORADO TAX FREE FUND
Class A
  2004 (1)                                  3.05%   $   12,599         0.75%         4.16%        1.07%              3.84%        8%
  2003                                      3.53        13,843         0.75          4.23         1.07               3.91        14
  2002                                      9.72        19,633         0.75          4.32         1.30               3.77        22
  2001                                     11.78        20,550         0.25          5.03         1.42               3.86        23
  2000 (2)                                  7.80         8,068         0.25          5.28         1.80               3.73        36
Class C
  2004 (1)                                  2.76%   $    3,776         1.15%         3.76%        1.82%              3.09%        8%
  2003                                      3.23         4,284         1.15          3.83         1.82               3.16        14
  2002                                      9.23         3,705         1.15          3.95         2.05               3.05        22
  2001                                     11.41         1,698         0.65          4.61         1.82               3.44        23
  2000 (2)                                  7.52           156         0.65          4.92         2.58               2.99        36
Class Y
  2004 (1)                                  3.17%   $    9,650         0.50%         4.41%        0.82%              4.09%        8%
  2003                                      3.78         9,516         0.50          4.49         0.82               4.17        14
  2002                                     10.07         9,244         0.50          4.59         1.05               4.04        22
  2001                                     12.02         1,923           --          5.32         1.18               4.14        23
  2000 (2)                                  8.05         2,430           --          5.47         1.53               3.94        36

INTERMEDIATE TAX FREE FUND
Class A
  2004 (1)                                  2.15%   $   36,221         0.85%         3.91%        1.05%              3.71%        6%
  2003                                      3.74        34,231         0.85          3.91         1.05               3.71        15
  2002                                      7.78        29,838         0.85          3.87         1.03               3.69        28
  2001                                      9.19        23,236         0.70          4.43         1.13               4.00        12
  2000                                      5.10         8,994         0.70          4.61         1.12               4.19        29
  1999                                     (0.78)       10,713         0.70          4.31         1.12               3.89        23
Class Y
  2004 (1)                                  2.23%   $  686,110         0.70%         4.06%        0.80%              3.96%        6%
  2003                                      3.90       696,994         0.70          4.05         0.80               3.95        15
  2002                                      7.95       485,592         0.70          4.04         0.78               3.96        28
  2001                                      9.21       458,743         0.70          4.43         0.87               4.26        12
  2000                                      5.11       375,279         0.70          4.62         0.87               4.45        29
  1999                                     (0.79)      442,464         0.70          4.31         0.87               4.14        23

MINNESOTA INTERMEDIATE TAX FREE FUND
Class A
  2004 (1)                                  2.01%   $   34,565         0.85%         3.73%        1.05%              3.53%        4%
  2003                                      3.55        31,044         0.85          3.85         1.05               3.65        15
  2002                                      7.23        19,914         0.85          4.27         1.03               4.09        15
  2001                                      8.85        12,408         0.70          4.38         1.13               3.95        13
  2000                                      4.94        12,469         0.70          4.59         1.12               4.17        18
  1999                                     (0.43)       14,629         0.70          4.30         1.12               3.88        12
Class Y
  2004 (1)                                  2.00%   $  236,266         0.70%         3.88%        0.80%              3.78%        4%
  2003                                      3.82       238,958         0.70          4.01         0.80               3.91        15
  2002                                      7.31       251,597         0.70          4.41         0.78               4.33        15
  2001                                      8.89       255,939         0.70          4.38         0.88               4.20        13
  2000                                      5.04       244,353         0.70          4.59         0.87               4.42        18
  1999                                     (0.44)      279,776         0.70          4.28         0.87               4.11        12

                                                                  REALIZED AND
                                       NET ASSET                    UNREALIZED     DIVIDENDS                           NET ASSET
                                           VALUE           NET           GAINS      FROM NET     DISTRIBUTIONS             VALUE
                                       BEGINNING    INVESTMENT     (LOSSES) ON    INVESTMENT          FROM NET            END OF
                                       OF PERIOD        INCOME     INVESTMENTS        INCOME    REALIZED GAINS            PERIOD
--------------------------------------------------------------------------------------------------------------------------------
MINNESOTA TAX FREE FUND
Class A
  2004 (1)                            $    11.34   $      0.22   $        0.13   $     (0.23)  $         (0.09)  $         11.37
  2003                                     11.39          0.48           (0.05)        (0.45)            (0.03)            11.34
  2002                                     11.06          0.47            0.34         (0.47)            (0.01)            11.39
  2001                                     10.64          0.53            0.43         (0.54)               --             11.06
  2000                                     10.70          0.55           (0.06)        (0.55)               --             10.64
  1999                                     11.46          0.55           (0.69)        (0.56)            (0.06)            10.70
Class C
  2004 (1)                            $    11.31   $      0.19   $        0.13   $     (0.21)  $         (0.09)  $         11.33
  2003                                     11.36          0.43           (0.04)        (0.41)            (0.03)            11.31
  2002                                     11.04          0.43            0.33         (0.43)            (0.01)            11.36
  2001                                     10.62          0.49            0.43         (0.50)               --             11.04
  2000                                     10.69          0.53           (0.09)        (0.51)               --             10.62
  1999 (2)                                 11.38          0.37           (0.71)        (0.35)               --             10.69
Class Y
  2004 (1)                            $    11.33   $      0.23   $        0.12   $     (0.24)  $         (0.09)  $         11.35
  2003                                     11.38          0.51           (0.05)        (0.48)            (0.03)            11.33
  2002                                     11.05          0.49            0.35         (0.50)            (0.01)            11.38
  2001                                     10.63          0.55            0.44         (0.57)               --             11.05
  2000                                     10.69          0.58           (0.07)        (0.57)               --             10.63
  1999                                     11.45          0.58           (0.69)        (0.59)            (0.06)            10.69

MISSOURI TAX FREE FUND (3)
Class A
  2004 (1)                            $    12.37   $      0.23   $        0.07   $     (0.23)  $         (0.03)  $         12.41
  2003                                     12.47          0.45           (0.04)        (0.45)            (0.06)            12.37
  2002                                     12.05          0.46            0.47         (0.47)            (0.04)            12.47
  2001 (4)                                 11.54          0.46            0.50         (0.44)            (0.01)            12.05
  2000 (5)                                 11.31          0.48            0.23         (0.48)               --             11.54
  1999 (6)                                 12.08          0.50           (0.74)        (0.51)            (0.02)            11.31
Class C
  2004 (1)                            $    12.35   $      0.20   $        0.06   $     (0.20)  $         (0.03)  $         12.38
  2003                                     12.46          0.40           (0.04)        (0.41)            (0.06)            12.35
  2002                                     12.05          0.41            0.48         (0.44)            (0.04)            12.46
  2001 (7)                                 12.03            --            0.02            --                --             12.05
Class Y
  2004 (1)                            $    12.38   $      0.24   $        0.06   $     (0.24)  $         (0.03)  $         12.41
  2003                                     12.48          0.49           (0.05)        (0.48)            (0.06)            12.38
  2002                                     12.06          0.48            0.48         (0.50)            (0.04)            12.48
  2001 (4)                                 11.55          0.49            0.50         (0.47)            (0.01)            12.06
  2000 (5)                                 11.32          0.50            0.23         (0.50)               --             11.55
  1999 (6)                                 12.08          0.53           (0.74)        (0.53)            (0.02)            11.32

NEBRASKA TAX FREE FUND
Class A
  2004 (1)                            $    10.66   $      0.20   $        0.09   $     (0.20)  $         (0.04)  $         10.71
  2003                                     10.70          0.41           (0.04)        (0.40)            (0.01)            10.66
  2002                                     10.20          0.41            0.49         (0.40)               --             10.70
  2001 (8)                                 10.00          0.24            0.20         (0.24)               --             10.20
Class C
  2004 (1)                            $    10.58   $      0.18   $        0.09   $     (0.17)  $         (0.04)  $         10.64
  2003                                     10.63          0.36           (0.04)        (0.36)            (0.01)            10.58
  2002                                     10.14          0.36            0.50         (0.37)               --             10.63
  2001 (8)                                 10.00          0.20            0.17         (0.23)               --             10.14
Class Y
  2004 (1)                            $    10.65   $      0.21   $        0.10   $     (0.21)  $         (0.04)  $         10.71
  2003                                     10.69          0.43           (0.03)        (0.43)            (0.01)            10.65
  2002                                     10.19          0.43            0.50         (0.43)               --             10.69
  2001 (8)                                 10.00          0.26            0.19         (0.26)               --             10.19

 (1) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
 (2) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
 (3) The financial highlights for the Missouri Tax Free Fund as set forth herein include the historical financial highlights of the Firstar Missouri Tax-Exempt Bond Fund Class A shares and Class I shares. The assets of the Firstar Missouri Tax-Exempt Bond Fund were acquired by Missouri Tax Free Fund on September 24, 2001. In connection with such acquisition, Class A shares and Class I shares of the Firstar Missouri Tax-Exempt Bond Fund were exchanged for Class A shares and Class Y shares of Missouri Tax Free Fund, respectively.
 (4) For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

                                                                                                RATIO OF    RATIO OF NET
                                                                         RATIO OF NET        EXPENSES TO      INVESTMENT
                                                               RATIO OF    INVESTMENT            AVERAGE          INCOME
                                                NET ASSETS  EXPENSES TO        INCOME         NET ASSETS  TO AVERAGE NET  PORTFOLIO
                                      TOTAL         END OF      AVERAGE    TO AVERAGE  (EXCLUDING ASSETS      (EXCLUDING   TURNOVER
                                 RETURN (9)   PERIOD (000)   NET ASSETS    NET ASSETS           WAIVERS)        WAIVERS)       RATE
-----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA TAX FREE FUND
Class A
  2004 (1)                             3.11%  $    123,034         0.95%         3.81%              1.05%           3.71%        19%
  2003                                 3.90        125,916         0.95          4.25               1.06            4.14         23
  2002                                 7.23        135,607         0.95          4.22               1.09            4.08         26
  2001                                 9.24        107,260         0.95          4.84               1.18            4.61         15
  2000                                 4.75         93,995         0.95          5.22               1.17            5.00         34
  1999                                (1.31)       108,116         0.95          4.98               1.17            4.76         15
Class C
  2004 (1)                             2.92%  $     11,801         1.35%         3.42%              1.80%           2.97%        19%
  2003                                 3.51         11,951         1.35          3.85               1.81            3.39         23
  2002                                 7.10         11,703         1.35          3.80               1.84            3.31         26
  2001                                 8.88          6,382         1.35          4.39               1.58            4.16         15
  2000                                 4.25          2,037         1.35          4.83               1.77            4.41         34
  1999 (2)                            (3.03)         1,682         1.35          4.70               1.87            4.18         15
Class Y
  2004 (1)                             3.15%  $     46,340         0.70%         4.06%              0.80%           3.96%        19%
  2003                                 4.16         47,858         0.70          4.50               0.81            4.39         23
  2002                                 7.84         54,638         0.70          4.47               0.84            4.33         26
  2001                                 9.52         49,078         0.70          5.09               0.93            4.86         15
  2000                                 5.00         40,860         0.70          5.49               0.93            5.26         34
  1999                                (1.07)        17,356         0.70          5.26               0.87            5.09         15

MISSOURI TAX FREE FUND (3)
Class A
  2004 (1)                             2.43%  $     27,932         0.95%         3.63%              1.06%           3.52%         2%
  2003                                 3.45         28,141         0.95          3.69               1.06            3.58         20
  2002                                 7.99         26,496         0.95          3.81               1.06            3.70         25
  2001 (4)                             8.44         22,573         0.94          4.23               1.00            4.17          9
  2000 (5)                             6.41         19,876         0.87          4.59               0.98            4.48          3
  1999 (6)                            (2.09)        21,242         0.86          4.30               1.07            4.09          1
Class C
  2004 (1)                             2.14%  $        255         1.35%         3.24%              1.81%           2.78%         2%
  2003                                 3.05            279         1.35          3.30               1.81            2.84         20
  2002                                 7.58             21         1.35          3.28               1.81            2.82         25
  2001 (7)                             0.17             --           --            --                 --              --          9
Class Y
  2004 (1)                             2.47%  $    162,796         0.70%         3.88%              0.81%           3.77%         2%
  2003                                 3.71        168,094         0.70          3.94               0.81            3.83         20
  2002                                 8.25        142,344         0.70          4.06               0.81            3.95         25
  2001 (4)                             8.67        129,715         0.69          4.48               0.75            4.42          9
  2000 (5)                             6.60        126,896         0.67          4.79               1.08            4.38          3
  1999 (6)                            (1.81)       111,842         0.66          4.51               1.07            4.10          1

NEBRASKA TAX FREE FUND
Class A
  2004 (1)                             2.69%  $      4,621         0.75%         3.78%              1.07%           3.46%         4%
  2003                                 3.57          4,869         0.75          3.87               1.07            3.55         15
  2002                                 9.09          4,904         0.75          3.98               1.29            3.44         35
  2001 (8)                             4.48          5,090         0.55          4.12               1.38            3.29         30
Class C
  2004 (1)                             2.60%  $      1,782         1.15%         3.38%              1.82%           2.71%         4%
  2003                                 3.10          1,657         1.15          3.46               1.82            2.79         15
  2002                                 8.66            982         1.15          3.57               2.04            2.68         35
  2001 (8)                             3.71            226         0.95          3.73               1.75            2.93         30
Class Y
  2004 (1)                             2.92%  $     29,984         0.50%         4.02%              0.82%           3.70%         4%
  2003                                 3.82         28,120         0.50          4.11               0.82            3.79         15
  2002                                 9.37         27,348         0.50          4.22               1.04            3.68         35
  2001 (8)                             4.51         22,443         0.30          4.36               1.13            3.53         30

 (5) For the period December 1, 1999 to October 31, 2000. Effective in 2000, the Fund's fiscal year end was changed from November 30 from October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
 (6) For the fiscal year ended November 30.
 (7) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
 (8) Commenced operations on February 28, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
 (9) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                                  REALIZED AND
                                       NET ASSET                    UNREALIZED     DIVIDENDS                      NET ASSET
                                           VALUE           NET           GAINS      FROM NET     DISTRIBUTIONS        VALUE
                                       BEGINNING    INVESTMENT     (LOSSES) ON    INVESTMENT          FROM NET       END OF
                                       OF PERIOD        INCOME     INVESTMENTS        INCOME    REALIZED GAINS       PERIOD
---------------------------------------------------------------------------------------------------------------------------
OHIO TAX FREE FUND
Class A
  2004 (1)                            $    10.54   $      0.18   $        0.09   $     (0.17)  $         (0.10)  $    10.54
  2003                                     10.58          0.36           (0.03)        (0.37)               --        10.54
  2002 (2)                                 10.00          0.15            0.59         (0.16)               --        10.58
Class C
  2004 (1)                            $    10.44   $      0.16   $        0.09   $     (0.15)  $         (0.10)  $    10.44
  2003                                     10.57          0.32           (0.12)        (0.33)               --        10.44
  2002 (2)                                 10.00          0.13            0.58         (0.14)               --        10.57
Class Y
  2004 (1)                            $    10.55   $      0.19   $        0.10   $     (0.19)  $         (0.10)  $    10.55
  2003                                     10.57          0.39           (0.02)        (0.39)               --        10.55
  2002 (2)                                 10.00          0.16            0.58         (0.17)               --        10.57

OREGON INTERMEDIATE TAX FREE FUND
Class A
  2004 (1)                            $    10.43   $      0.19   $        0.04   $     (0.19)  $         (0.08)  $    10.39
  2003                                     10.49          0.37           (0.03)        (0.38)            (0.02)       10.43
  2002                                     10.18          0.40            0.31         (0.40)               --        10.49
  2001                                      9.74          0.43            0.44         (0.43)               --        10.18
  2000                                      9.72          0.43            0.02         (0.43)               --         9.74
  1999 (3)                                 10.23          0.29           (0.51)        (0.29)               --         9.72
Class Y
  2004 (1)                            $    10.43   $      0.19   $        0.06   $     (0.20)  $         (0.08)  $    10.40
  2003                                     10.49          0.40           (0.05)        (0.39)            (0.02)       10.43
  2002                                     10.18          0.42            0.31         (0.42)               --        10.49
  2001                                      9.74          0.43            0.44         (0.43)               --        10.18
  2000                                      9.72          0.43            0.02         (0.43)               --         9.74
  1999                                     10.24          0.43           (0.49)        (0.43)            (0.03)        9.72

SHORT TAX FREE FUND
Class A
  2004 (1)                            $    10.18   $      0.13   $       (0.06)  $     (0.12)  $         (0.06)  $    10.07
  2003 (4)                                 10.00          0.26            0.19         (0.27)               --        10.18
Class Y
  2004 (1)                            $    10.18   $      0.14   $       (0.06)  $     (0.13)  $         (0.06)  $    10.07
  2003 (4)                                 10.00          0.28            0.18         (0.28)               --        10.18

TAX FREE FUND (5)
Class A
  2004 (1)                            $    11.28   $      0.23   $        0.13   $     (0.24)  $         (0.11)  $    11.29
  2003                                     11.44          0.47           (0.03)        (0.47)            (0.13)       11.28
  2002                                     10.99          0.47            0.44         (0.46)               --        11.44
  2001 (6)                                 10.53          0.42            0.43         (0.39)               --        10.99
  2000 (7)                                 10.20          0.40            0.34         (0.41)               --        10.53
  1999 (8)                                 11.06          0.44           (0.75)        (0.44)            (0.11)       10.20
Class C
  2004 (1)                            $    11.24   $      0.22   $        0.10   $     (0.21)  $         (0.11)  $    11.24
  2003                                     11.40          0.42           (0.02)        (0.43)            (0.13)       11.24
  2002                                     10.96          0.42            0.45         (0.43)               --        11.40
  2001 (9)                                 10.93          0.01            0.02            --                --        10.96
Class Y
  2004 (1)                            $    11.29   $      0.25   $        0.12   $     (0.25)  $         (0.11)  $    11.30
  2003                                     11.45          0.50           (0.03)        (0.50)            (0.13)       11.29
  2002                                     11.00          0.49            0.45         (0.49)               --        11.45
  2001 (6)                                 10.53          0.44            0.45         (0.42)               --        11.00
  2000 (7)                                 10.21          0.42            0.33         (0.43)               --        10.53
  1999 (8)                                 11.10          0.47           (0.78)        (0.47)            (0.11)       10.21

 (1) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
 (2) Commenced operations on April 30, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.
 (3) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
 (4) Commenced operations on October 25, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.
 (5) The financial highlights for the Tax Free Fund as set forth herein include the historical financial highlights of the Firstar National Municipal Bond Fund Class A shares and Class I shares. The assets of the Firstar National Municipal Bond Fund were acquired by Tax Free Fund on September 24, 2001. In connection with such acquisition, Class A shares and Class I shares of the Firstar National Municipal Bond Fund were exchanged for Class A shares and Class Y shares of Tax Free Fund, respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Tax Free Fund and the Firstar National Municipal Bond Fund. Firstar National Municipal Bond Fund is the accounting survivor.

The accompanying notes are an integral part of the financial statements.

                                                                                              RATIO OF       RATIO OF NET
                                                                             RATIO OF NET  EXPENSES TO         INVESTMENT
                                                                   RATIO OF    INVESTMENT      AVERAGE             INCOME
                                                    NET ASSETS  EXPENSES TO        INCOME   NET ASSETS     TO AVERAGE NET  PORTFOLIO
                                        TOTAL           END OF      AVERAGE    TO AVERAGE   (EXCLUDING  ASSETS (EXCLUDING   TURNOVER
                                  RETURN (10)     PERIOD (000)   NET ASSETS    NET ASSETS     WAIVERS)           WAIVERS)       RATE
------------------------------------------------------------------------------------------------------------------------------------
OHIO TAX FREE FUND
Class A
  2004 (1)                               2.61% $         1,359         0.75%         3.38%        1.07%              3.06%        7%
  2003                                   3.22              849         0.75          3.52         1.09               3.18        22
  2002 (2)                               7.42              453         0.75          3.25         1.23               2.77         3
Class C
  2004 (1)                               2.43% $           247         1.15%         2.99%        1.82%              2.32%        7%
  2003                                   1.95              215         1.15          3.08         1.84               2.39        22
  2002 (2)                               7.13                1         1.15          3.01         1.98               2.18         3
Class Y
  2004 (1)                               2.73% $        39,014         0.50%         3.64%        0.82%              3.32%        7%
  2003                                   3.65           39,465         0.50          3.78         0.84               3.44        22
  2002 (2)                               7.41           38,083         0.50          3.74         0.98               3.26         3

OREGON INTERMEDIATE TAX FREE FUND
Class A
  2004 (1)                               2.21% $         9,210         0.85%         3.55%        1.05%              3.35%        2%
  2003                                   3.31            8,189         0.85          3.67         1.05               3.47        17
  2002                                   7.23            7,030         0.85          3.95         1.05               3.75        18
  2001                                   9.08            5,477         0.70          4.27         1.13               3.84        20
  2000                                   4.79            3,303         0.70          4.47         1.13               4.04        18
  1999 (3)                              (2.22)           2,005         0.70          4.37         1.12               3.95        13
Class Y
  2004 (1)                               2.39% $       139,760         0.70%         3.70%        0.80%              3.60%        2%
  2003                                   3.46          146,244         0.70          3.82         0.80               3.72        17
  2002                                   7.39          151,928         0.70          4.10         0.80               4.00        18
  2001                                   9.08          153,951         0.70          4.28         0.89               4.09        20
  2000                                   4.78          160,124         0.70          4.47         0.88               4.29        18
  1999                                  (0.66)         178,411         0.70          4.30         0.87               4.13        13

SHORT TAX FREE FUND
Class A
  2004 (1)                               0.74% $         6,957         0.75%         2.54%        1.05%              2.24%        7%
  2003 (4)                               4.54            6,448         0.75          2.67         1.05               2.37        54
Class Y
  2004 (1)                               0.82% $       436,565         0.60%         2.69%        0.80%              2.49%        7%
  2003 (4)                               4.66          396,918         0.60          3.00         0.80               2.80        54

TAX FREE FUND (5)
Class A
  2004 (1)                               3.22% $        42,596         0.95%         4.12%        1.05%              4.02%       12%
  2003                                   4.06           42,942         0.95          4.21         1.05               4.11        23
  2002                                   8.56           43,708         0.95          4.20         1.02               4.13        39
  2001 (6)                               8.22           48,769         1.16          4.27         1.18               4.25         3
  2000 (7)                               7.43            1,526         0.98          4.34         1.09               4.23         4
  1999 (8)                              (2.87)           1,582         0.96          4.14         1.16               3.94        --
Class C
  2004 (1)                               2.91% $         3,165         1.35%         3.72%        1.80%              3.27%       12%
  2003                                   3.67            4,880         1.35          3.81         1.80               3.36        23
  2002                                   8.14            6,199         1.35          3.82         1.77               3.40        39
  2001 (9)                               0.27            4,494         1.04          5.61         1.04               5.61         3
Class Y
  2004 (1)                               3.35% $       449,601         0.70%         4.37%        0.80%              4.27%       12%
  2003                                   4.31          460,634         0.70          4.46         0.80               4.36        23
  2002                                   8.84          497,140         0.70          4.47         0.77               4.40        39
  2001 (6)                               8.59          501,361         0.73          4.32         0.74               4.31         3
  2000 (7)                               7.63          253,803         0.78          4.54         1.19               4.13         4
  1999 (8)                              (2.97)         326,840         0.76          4.33         1.16               3.93        --

 (6) For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
 (7) For the period December 1, 1999 to October 31, 2000. Effective in 2000, the Fund's fiscal year end was changed from November 30 from October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
 (8)  For the fiscal year ended November 30.
 (9) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
 (10) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

NOTES TO FINANCIAL STATEMENTS  March 31, 2004 (unaudited)

1>   Organization

     The First American Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, Oregon Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"), which is a member of the First American Family of Funds. FAIF currently offers 37 funds, including the Funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAIF's articles of incorporation permit the board of directors to create additional funds in the future.

     Each of these Funds offers Class A and Class Y shares. Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund also offer Class C shares. Class A shares of Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund are sold with a front-end sales charge of 4.25%. Class A shares of California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, and Short Tax Free Fund are sold with a front-end sales charge of 2.25%. Class C shares are sold with a front-end sales charge of 1.00% and are subject to a contingent deferred sales charge for eighteen months. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

     The Funds' prospectuses provide a description of each Fund's investment objective, policies and strategies. The Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund are diversified funds. The Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Oregon Intermediate Tax Free Fund are non-diversified funds. Non-diversified funds may invest a large component of their net assets in the securities of relatively few issuers. All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2>   Summary of Significant Accounting Policies

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Security valuations for the Funds' investments are furnished by independent pricing services that have been approved by the Funds' board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds' board of directors. Some of the factors which may be considered by the board of directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of March 31, 2004, the Funds held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal FIRST AMERICAN FUNDS Semiannual Report 2004#income tax purposes. Each Fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the Fund instead of cash. The resulting gain/loss is calculated as the difference between the fair value and the underlying cost of the security on the transaction date.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared and paid monthly. Any net realized capital gains on sales of a Fund's securities are distributed to shareholders at least annually.

     FEDERAL TAXES - Each Fund is treated as a separate taxable entity. Each Fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to redemptions in-kind and income related to advisor reimbursements. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the difference arises.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. The character of the distributions paid during the six months ended March 31, 2004 (estimated) and the year ended September 30, 2003, were characterized as follows (000):

                                                                           2004
                                                  -----------------------------------------------------
                                                  TAX EXEMPT     ORDINARY      LONG TERM
     FUND                                             INCOME       INCOME           GAIN        TOTAL
     --------------------------------------------------------------------------------------------------
     Arizona Tax Free Fund                         $     453         $ --       $     99    $     552
     California Intermediate Tax Free Fund               959           --            155        1,114
     California Tax Free Fund                            587           --            210          797
     Colorado Intermediate Tax Free Fund               1,273           --             --        1,273
     Colorado Tax Free Fund                              566           --            187          753
     Intermediate Tax Free Fund                       14,514           --            837       15,351
     Minnesota Intermediate Tax Free Fund              5,310           --            503        5,813
     Minnesota Tax Free Fund                           3,759           --          1,398        5,157
     Missouri Tax Free Fund                            3,715           --            513        4,228
     Nebraska Tax Free Fund                              691           --            123          814
     Ohio Tax Free Fund                                  710           --            369        1,079
     Oregon Intermediate Tax Free Fund                 2,816           --          1,161        3,977
     Short Tax Free Fund                               5,512           --          2,435        7,947
     Tax Free Fund                                    11,093           --          4,863       15,956

                                                                           2003
                                                 -----------------------------------------------------
                                                  TAX EXEMPT     ORDINARY      LONG TERM
     FUND                                             INCOME       INCOME           GAIN        TOTAL
     --------------------------------------------------------------------------------------------------
     Arizona Tax Free Fund                         $   1,078       $   29       $     42   $    1,149
     California Intermediate Tax Free Fund             1,963           11             94        2,068
     California Tax Free Fund                          1,164           85             76        1,325
     Colorado Intermediate Tax Free Fund               2,877           19             --        2,896
     Colorado Tax Free Fund                            1,237           10             --        1,247
     Intermediate Tax Free Fund                       28,635            9             --       28,644
     Minnesota Intermediate Tax Free Fund             11,012           63            411       11,486
     Minnesota Tax Free Fund                           7,778          348            125        8,251
     Missouri Tax Free Fund                            7,534           83            781        8,398
     Nebraska Tax Free Fund                            1,361           --             25        1,386
     Ohio Tax Free Fund                                1,486           --             --        1,486
     Oregon Intermediate Tax Free Fund                 5,872           32            219        6,123
     Short Tax Free Fund                              10,115           --             --       10,115
     Tax Free Fund                                    23,221           43          5,996       29,260

     As of September 30, 2003, the Funds' most recently completed fiscal year end, the components of accumulated earnings on a tax basis were (000):

                                                                                            ACCUMULATED
                                             UNDISTRIBUTED  UNDISTRIBUTED   UNDISTRIBUTED   CAPITAL AND                       TOTAL
                                                  ORDINARY     TAX EXEMPT       LONG TERM  POST-OCTOBER     UNREALIZED  ACCUMULATED
     FUND                                           INCOME         INCOME   CAPITAL GAINS        LOSSES   APPRECIATION     EARNINGS
     -------------------------------------------------------------------------------------------------------------------------------
     Arizona Tax Free Fund                            $ 37           $ 33          $   62         $  --        $ 1,721      $ 1,853
     California Intermediate Tax Free Fund              78             36              74            --          3,700        3,888
     California Tax Free Fund                           --             33             186            --          2,004        2,223
     Colorado Intermediate Tax Free Fund                --             63              --          (463)         5,317        4,917
     Colorado Tax Free Fund                              1             74             186            --          2,523        2,784
     Intermediate Tax Free Fund                         --            587             152            --         58,861       59,600
     Minnesota Intermediate Tax Free Fund               29            124             463            --         17,673       18,289
     Minnesota Tax Free Fund                            75            474           1,274            --         10,283       12,106
     Missouri Tax Free Fund                             --             84             494            --         12,180       12,758
     Nebraska Tax Free Fund                             29             40              94            --          1,794        1,957
     Ohio Tax Free Fund                                 83              2             186            --          1,519        1,890
     Oregon Intermediate Tax Free Fund                  81             67           1,027            --          9,782       10,957
     Short Tax Free Fund                               173             48           2,259            --         13,087       15,567
     Tax Free Fund                                     127            408           4,757            --         34,775       40,067

     As of September 30, 2003, the Funds' most recently completed fiscal year end, the following Fund had capital loss carryforwards (000):

                          EXPIRATION YEAR           2008        2009       TOTAL
     ---------------------------------------------------------------------------
     FUND
     COLORADO INTERMEDIATE TAX FREE FUND            $  2        $461       $ 463

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by a Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the Fund maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested. At March 31, 2004, the following Funds had outstanding when-issued commitments (000):

     FUND                                               COST   SEGREGATED ASSETS
     ---------------------------------------------------------------------------
     INTERMEDIATE TAX FREE FUND                      $ 1,496            $ 16,765
     NEBRASKA TAX FREE FUND                              489               2,903
     SHORT TAX FREE FUND                               5,000              10,334
     TAX FREE FUND                                     1,981              40,429

     ILLIQUID SECURITIES AND RESTRICTED SECURITIES - At March 31, 2004, no Fund held illiquid securities. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Each Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

     Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a Fund's investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds' board of directors.

     The following restricted securities, including Rule 144A securities, have been determined to be liquid under the guidelines established by the Funds' board of directors.

     INTERMEDIATE TAX FREE FUND

                                                           DATES
     SECURITY                                PAR        ACQUIRED      COST BASIS
     ---------------------------------------------------------------------------
     MASHANTUCKET WESTERN PEQUOT         $ 4,170           01/98         $ 4,416
     MORTON GROVE RESIDENTIAL HOUSING      5,570           08/95           6,180

     SHORT TAX FREE FUND

                                                           DATES
     SECURITY                                PAR        ACQUIRED      COST BASIS
     ---------------------------------------------------------------------------
     MASHANTUCKET WESTERN PEQUOT         $ 1,020           02/98         $ 1,029

     INVERSE FLOATERS - As part of their investment strategy, the Funds may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Inverse floaters may be characterized as derivative securities and may subject a Fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed-rate, tax-exempt securities. To the extent the Funds invest in inverse floaters, the net asset value of the Funds' shares may be more volatile than if the Funds did not invest in such securities. At March 31, 2004, the Tax Free Fund had investments in inverse floaters with a value of $3,367,230, which represents 0.1% of the Fund's net assets.

     INTERFUND LENDING PROGRAM - Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating funds. The Funds did not have any interfund lending transactions during the six months ended March 31, 2004.

     DEFERRED COMPENSATION PLAN - Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Fund family may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the Directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the Funds. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are generally allocated to the Funds on the basis of relative net assets of all funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3>   Fees and Expenses

     ADVISOR FEES - Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc. ("USBAM"), manages each Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Fund to pay USBAM a monthly fee based upon average daily net assets. The fee for each Fund was equal to an annual rate of 0.50% of the average daily net assets of the Fund. USBAM voluntarily waived fees during six months ended March 31, 2004 so that the total fund operating expenses, as a percentage of average daily net assets, did not exceed the following amounts:

                      SHARE CLASS                A               C            Y
     ---------------------------------------------------------------------------
     FUND
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                    0.75%           1.15%        0.50%
     California Intermediate Tax Free Fund    0.85              --         0.70
     California Tax Free Fund                 0.75            1.15         0.50
     Colorado Intermediate Tax Free Fund      0.85              --         0.70
     Colorado Tax Free Fund                   0.75            1.15         0.50
     Intermediate Tax Free Fund               0.85              --         0.70
     Minnesota Intermediate Tax Free Fund     0.85              --         0.70
     Minnesota Tax Free Fund                  0.95            1.35         0.70
     Missouri Tax Free Fund                   0.95            1.35         0.70
     Nebraska Tax Free Fund                   0.75            1.15         0.50
     Ohio Tax Free Fund                       0.75            1.15         0.50
     Oregon Intermediate Tax Free Fund        0.85              --         0.70
     Short Tax Free Fund                      0.75              --         0.60
     Tax Free Fund                            0.95            1.35         0.70

     The Funds may invest in the money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment adviser to both the investing Funds and the related money market funds, USBAM will reimburse each investing Fund an amount equal to that portion of their investment advisory fee received from the related money market funds that is attributable to the assets of the investing Fund. For financial statement purposes, these reimbursements are recorded as investment income.

     CO-ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services, LLC ("USBFS") (collectively the "Administrators"), serve as the co-administrators pursuant to a co-administration agreement between the Administrators and FAIF. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide, services to the Funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% of the next $17 billion of the aggregate average daily net assets, 0.22% of the next $25 billion of the aggregate daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. The Funds pay transfer agent fees of $18,500 per share class. These fees are allocated to each Fund based upon the Fund's pro rata share of the aggregate average daily net assets of the Funds that comprise FAIF. Each Fund also pays additional per account fees for transfer agent services. For the six months ended March 31, 2004, administration fees paid to USBAM and USBFS for the Funds included in this semiannual report were as follows
     (000):

     FUND                                                                 AMOUNT
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                                                $  29
     California Intermediate Tax Free Fund                                   64
     California Tax Free Fund                                                37
     Colorado Intermediate Tax Free Fund                                     85
     Colorado Tax Free Fund                                                  35
     Intermediate Tax Free Fund                                             954
     Minnesota Intermediate Tax Free Fund                                   353
     Minnesota Tax Free Fund                                                241
     Missouri Tax Free Fund                                                 255
     Nebraska Tax Free Fund                                                  47
     Ohio Tax Free Fund                                                      53
     Oregon Intermediate Tax Free Fund                                      198
     Short Tax Free Fund                                                    553
     Tax Free Fund                                                          657

     CUSTODIAN FEES - U.S. Bank serves as the Funds' custodian pursuant to a custodian agreement with FAIF. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets. All fees are computed daily and paid monthly.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as distributor of the Funds pursuant to distribution agreements with FAIF. Under the respective distribution agreements, each of the Funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% and 1.00% of each Fund's average daily net assets of the Class A shares and Class C shares, respectively. These fees may be used by Quasar to provide compensation for sales support, distribution activities, or shareholder servicing activities. The distributor is currently limiting its fee to 0.15% of average daily net assets for Class A shares in the California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, and Short Tax Free Fund. For Class C shares, the distributor is currently limiting fees to 0.65% of average daily net assets for Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund. No distribution or shareholder servicing fees are paid by Class Y shares.

     For the six months ended March 31, 2004, total distribution and shareholder servicing fees waived by the distributor for the Funds included in this semiannual report were as follows (000):

     FUND                                                                 AMOUNT
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                                                $  3
     California Intermediate Tax Free Fund                                   2
     California Tax Free Fund                                                2
     Colorado Intermediate Tax Free Fund                                     9
     Colorado Tax Free Fund                                                  7
     Intermediate Tax Free Fund                                             18
     Minnesota Intermediate Tax Free Fund                                   16
     Minnesota Tax Free Fund                                                21
     Missouri Tax Free Fund                                                 --
     Nebraska Tax Free Fund                                                  3
     Ohio Tax Free Fund                                                     --
     Oregon Intermediate Tax Free Fund                                       4
     Short Tax Free Fund                                                     4
     Tax Free Fund                                                           8

     Under the distribution agreements, the following amounts were retained by Quasar or paid to affiliates of USBAM for the six months ended March 31, 2004 (000):

     FUND                                                                 AMOUNT
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                                                $  19
     California Intermediate Tax Free Fund                                    3
     California Tax Free Fund                                                18
     Colorado Intermediate Tax Free Fund                                     14
     Colorado Tax Free Fund                                                  29
     Intermediate Tax Free Fund                                              26
     Minnesota Intermediate Tax Free Fund                                    25
     Minnesota Tax Free Fund                                                198
     Missouri Tax Free Fund                                                  37
     Nebraska Tax Free Fund                                                  12
     Ohio Tax Free Fund                                                       2
     Oregon Intermediate Tax Free Fund                                        6
     Short Tax Free Fund                                                      5
     Tax Free Fund                                                           68

     OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. For the six months ended March 31, 2004, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

     SALES CHARGES - A contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions made in the Class C shares for the first eighteen months. The CDSC is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

     For the six months ended March 31, 2004, total sales charges retained by affiliates of USBAM for distributing the Funds' shares were as follows
     (000):

     FUND                                                                 AMOUNT
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                                                $  17
     California Intermediate Tax Free Fund                                   11
     California Tax Free Fund                                                22
     Colorado Intermediate Tax Free Fund                                     16
     Colorado Tax Free Fund                                                  20
     Intermediate Tax Free Fund                                              70
     Minnesota Intermediate Tax Free Fund                                    88
     Minnesota Tax Free Fund                                                 43
     Missouri Tax Free Fund                                                  24
     Nebraska Tax Free Fund                                                  30
     Ohio Tax Free Fund                                                      16
     Oregon Intermediate Tax Free Fund                                       24
     Short Tax Free Fund                                                     11
     Tax Free Fund                                                           51

4>   Capital Share Transactions

     FAIF has 420 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the Funds were as follows (000):

                                                            ARIZONA           CALIFORNIA                                  COLORADO
                                                           TAX FREE         INTERMEDIATE            CALIFORNIA         INTERMEDIATE
                                                               FUND        TAX FREE FUND         TAX FREE FUND        TAX FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                 10/1/03    10/1/02    10/1/03   10/1/02    10/1/03    10/1/02    10/1/03   10/1/02
                                                      to         to         to        to         to         to         to        to
                                                 3/31/04    9/30/03    3/31/04   9/30/03    3/31/04    9/30/03    3/31/04   9/30/03
-----------------------------------------------------------------------------------------------------------------------------------
                                              (unaudited)           (unaudited)          (unaudited)           (unaudited)
Class A:
  Shares issued                                      108        459         69       133         99        124        108     1,771
  Shares issued in lieu of cash distributions         21         49          7        14         22         43         22        62
  Shares redeemed                                   (310)      (543)       (74)     (197)      (166)      (303)      (674)   (1,168)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                          (181)       (35)         2       (50)       (45)      (136)      (544)      665
===================================================================================================================================
Class C:
  Shares issued                                       --         34         --        --         18         13         --        --
  Shares issued in lieu of cash distributions          2          8         --        --          3          4         --        --
  Shares redeemed                                    (22)      (133)        --        --        (30)       (17)        --        --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                           (20)       (91)        --        --         (9)        --         --        --
===================================================================================================================================
Class Y:
  Shares issued                                      141        293        376       428        188        660         98       985
  Shares issued in lieu of cash distributions          2          3          3         4          2          5         --         1
  Shares redeemed                                   (111)      (414)      (248)     (429)       (80)      (347)      (435)   (1,016)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                            32       (118)       131         3        110        318       (337)      (30)
===================================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES           (169)      (244)       133       (47)        56        182       (881)      635
===================================================================================================================================

                                                                   COLORADO
                                                                   TAX FREE                      INTERMEDIATE
                                                                       FUND                     TAX FREE FUND
-------------------------------------------------------------------------------------------------------------
                                                         10/1/03    10/1/02        10/1/03            10/1/02
                                                              to         to             to                 to
                                                         3/31/04    9/30/03        3/31/04            9/30/03
-------------------------------------------------------------------------------------------------------------
                                                      (unaudited)               (unaudited)
Class A:
  Shares issued                                               65         97            883              1,388
  Shares issued in lieu of cash distributions                 28         55             51                 83
  Shares redeemed                                           (202)      (642)          (760)            (1,077)
-------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                  (109)      (490)           174                394
=============================================================================================================
Class C:
  Shares issued                                               18        120             --                 --
  Shares issued in lieu of cash distributions                  8         13             --                 --
  Shares redeemed                                            (71)       (80)            --                 --
-------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                   (45)        53             --                 --
=============================================================================================================
Class Y:
  Shares issued                                               69        146          5,155             11,900
  Shares issued in lieu of cash distributions                  1          2            123                164
  Shares redeemed                                            (59)      (119)        (6,301)           (12,662)
  Shares issued in connection with acquisition
   of Common Trust Fund net assets                            --         --             --             19,435
-------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                    11         29         (1,023)            18,837
=============================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                   (143)      (408)          (849)            19,231
=============================================================================================================

                                                                    MINNESOTA
                                                                 INTERMEDIATE                   MINNESOTA                MISSOURI
                                                                TAX FREE FUND               TAX FREE FUND           TAX FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                      10/1/03         10/1/02      10/1/03        10/1/02      10/1/03    10/1/02
                                                           to              to           to             to           to         to
                                                      3/31/04         9/30/03      3/31/04        9/30/03      3/31/04    9/30/03
---------------------------------------------------------------------------------------------------------------------------------
                                                   (unaudited)                  (unaudited)                 (unaudited)
Class A:
  Shares issued                                           790           1,958          317          1,549          181        486
  Shares issued in lieu of cash distributions              47              75          285            457           24         54
  Shares redeemed                                        (495)           (956)        (879)        (2,807)        (229)      (389)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                342           1,077         (277)          (801)         (24)       151
=================================================================================================================================
Class C:
  Shares issued                                            --              --           42            279           --         20
  Shares issued in lieu of cash distributions              --              --           26             40            1         --
  Shares redeemed                                          --              --          (83)          (292)          (2)        --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                 --              --          (15)            27           (1)        20
=================================================================================================================================
Class Y:
  Shares issued                                         1,299           3,848          277            470          705      1,571
  Shares issued in lieu of cash distributions              18              32           14             24           16         30
  Shares redeemed                                      (1,545)         (4,937)        (433)        (1,071)      (1,187)    (2,122)
  Shares issued in connection with acquisition
   of Common Trust Fund net assets                         --              --           --             --           --      2,697
---------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                               (228)         (1,057)        (142)          (577)        (466)     2,176
=================================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                 114              20         (434)        (1,351)        (491)     2,347
=================================================================================================================================

                                                           NEBRASKA                                       OREGON
                                                           TAX FREE                   OHIO          INTERMEDIATE
                                                               FUND          TAX FREE FUND         TAX FREE FUND
----------------------------------------------------------------------------------------------------------------
                                                  10/1/03   10/1/02     10/1/03    10/1/02     10/1/03   10/1/02
                                                       to        to          to         to          to        to
                                                  3/31/04   9/30/03     3/31/04    9/30/03     3/31/04   9/30/03
----------------------------------------------------------------------------------------------------------------
                                               (unaudited)           (unaudited)            (unaudited)
Class A:
  Shares issued                                        44        94          57         43         129       365
  Shares issued in lieu of cash distributions           6        11           1          1          14        18
  Shares redeemed                                     (76)     (107)        (10)        (6)        (42)     (268)
----------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                            (26)       (2)         48         38         101       115
================================================================================================================
Class C:
  Shares issued                                        36        75           9         20          --        --
  Shares issued in lieu of cash distributions           2         4          --         --          --        --
  Shares redeemed                                     (27)      (14)         (5)        --          --        --
----------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                             11        65           4         20          --        --
================================================================================================================
Class Y:
  Shares issued                                       229       420         262        680         694     1,712
  Shares issued in lieu of cash distributions           3         5          15         19          68        31
  Shares redeemed                                     (71)     (343)       (319)      (560)     (1,336)   (2,207)
----------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                            161        82         (42)       139        (574)     (464)
================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES             146       145          10        197        (473)     (349)
================================================================================================================

                                                               SHORT
                                                       TAX FREE FUND      TAX FREE FUND
---------------------------------------------------------------------------------------------
                                                  10/1/03   10/25/02(1)    10/1/03    10/1/02
                                                       to         to            to         to
                                                  3/31/04    9/30/03       3/31/04    9/30/03
---------------------------------------------------------------------------------------------
                                               (unaudited)              (unaudited)
Class A:
  Shares issued                                       168      1,072           399        885
  Shares issued in lieu of cash distributions          10          5           102        184
  Shares redeemed                                    (120)      (444)         (533)    (1,083)
---------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                             58        633           (32)       (14)
=============================================================================================
Class C:
  Shares issued                                        --         --            33         40
  Shares issued in lieu of cash distributions          --         --            12         26
  Shares redeemed                                      --         --          (197)      (176)
---------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                             --         --          (152)      (110)
=============================================================================================
Class Y:
  Shares issued                                     9,432     51,494         2,569      4,962
  Shares issued in lieu of cash distributions         307         18            77        141
  Shares redeemed                                  (5,360)   (12,525)       (3,636)    (7,734)
---------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                          4,379     38,987          (990)    (2,631)
=============================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES           4,437     39,620        (1,174)    (2,755)
=============================================================================================

(1) Commencement of operations.

5>   Investment Security Transactions

     During the six months ended March 31, 2004, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                                 PURCHASES                 SALES
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                         $ 1,766               $ 3,376
     California Intermediate Tax Free Fund           4,019                 4,540
     California Tax Free Fund                        1,504                 1,412
     Colorado Intermediate Tax Free Fund             1,721                10,346
     Colorado Tax Free Fund                          2,035                 2,804
     Intermediate Tax Free Fund                     40,186                55,195
     Minnesota Intermediate Tax Free Fund           11,093                12,706
     Minnesota Tax Free Fund                        32,563                33,267
     Missouri Tax Free Fund                          3,333                11,279
     Nebraska Tax Free Fund                          3,439                 1,334
     Ohio Tax Free Fund                              2,678                 2,934
     Oregon Intermediate Tax Free Fund               3,375                 8,073
     Short Tax Free Fund                            89,836                26,519
     Tax Free Fund                                  60,062                67,779

     The aggregate gross unrealized appreciation and depreciation for securities held by the Funds and the total cost of securities for federal income tax purposes at March 31, 2004, were as follows (000):

                                                                                     FEDERAL
                                               AGGREGATE      AGGREGATE               INCOME
                                                   GROSS          GROSS                  TAX
                                            APPRECIATION   DEPRECIATION       NET       COST
     ---------------------------------------------------------------------------------------
     Arizona Tax Free Fund                       $ 2,048          $  --   $ 2,048   $ 19,137
     California Intermediate Tax Free Fund         3,585            (17)    3,568     46,105
     California Tax Free Fund                      2,198             (7)    2,191     25,658
     Colorado Intermediate Tax Free Fund           5,005             --     5,005     55,566
     Colorado Tax Free Fund                        2,721            (12)    2,709     22,996
     Intermediate Tax Free Fund                   59,092           (561)   58,531    657,236
     Minnesota Intermediate Tax Free Fund         17,858           (186)   17,672    250,145
     Minnesota Tax Free Fund                      11,490           (147)   11,343    167,606
     Missouri Tax Free Fund                       12,989            (35)   12,954    177,554
     Nebraska Tax Free Fund                        2,087            (17)    2,070     34,276
     Ohio Tax Free Fund                            1,817             --     1,817     38,199
     Oregon Intermediate Tax Free Fund            10,120            (42)   10,078    138,251
     Short Tax Free Fund                          10,797           (152)   10,645    432,453
     Tax Free Fund                                38,370           (958)   37,412    454,216

6>   Payments Made by Affiliates

     In October 2002, an ineligible security was purchased in the Tax Free Fund. A loss occurred as a result of bringing the Tax Free Fund back into compliance. USBAM fully reimbursed the Tax Free Fund for the loss on this transaction. The amount of the loss and resulting reimbursement was $52,643 or $0.001 per share based upon the shares outstanding as of September 30, 2003, and had no impact on total return. In January 2003, an ineligible security was purchased in the Missouri Tax Free Fund. No loss was incurred as a result of bringing the Missouri Tax Free Fund back into compliance, however USBAM reimbursed Missouri Tax Free Fund for the amount of the commission. The amount of the reimbursement was $750 or $0.000 per share based upon the shares outstanding as of September 30, 2003, and had no impact on total return.

7>   Concentration of Credit Risk

     The Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Oregon Intermediate Tax Free Fund invest in debt instruments of municipal issuers in specific states. Although these Funds monitor investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. Additionally, each state has various guidelines relating to the tax treatment of the income distributed from each Fund.

     The rating of long-term securities as a percentage of the total value of investments at March 31, 2004, was as follows:

     STANDARD &                     CALIFORNIA                        COLORADO
     POOR'S/          ARIZONA     INTERMEDIATE     CALIFORNIA     INTERMEDIATE
     MOODY'S         TAX FREE         TAX FREE       TAX FREE         TAX FREE
     RATINGS:            FUND             FUND           FUND             FUND
     ---------------------------------------------------------------------------
     AAA/Aaa             61.8%            53.8%          54.7%            59.0%
     AA/Aa               15.7              8.7           15.9             15.9
     A/A                  3.3             11.2            5.8              4.2
     BBB/Baa             12.0             23.4           20.8             10.0
     NR                   7.2              2.9            2.8             10.9
     ---------------------------------------------------------------------------
                          100%             100%           100%             100%
     ---------------------------------------------------------------------------

     STANDARD &                                 MINNESOTA
     POOR'S/       COLORADO   INTERMEDIATE   INTERMEDIATE   MINNESOTA     MISSOURI
     MOODY'S       TAX FREE       TAX FREE       TAX FREE    TAX FREE     TAX FREE
     RATINGS:          FUND           FUND           FUND        FUND         FUND
     -----------------------------------------------------------------------------
     AAA/Aaa           61.2%          60.4%          56.2%       35.6%        49.9%
     AA/Aa             14.3           14.6           24.2        22.3         45.6
     A/A                8.6           10.2            7.6        17.6          1.1
     BBB/Baa           13.1            9.5            4.1         5.0          1.8
     NR                 2.8            5.3            7.9        19.5          1.6
     -----------------------------------------------------------------------------
                        100%           100%           100%        100%         100%
     -----------------------------------------------------------------------------

     STANDARD &                                    OREGON
     POOR'S/       NEBRASKA           OHIO   INTERMEDIATE       SHORT
     MOODY'S       TAX FREE       TAX FREE       TAX FREE    TAX FREE     TAX FREE
     RATINGS:          FUND           FUND           FUND        FUND         FUND
     -----------------------------------------------------------------------------
     AAA/Aaa           44.7%          57.1%          57.3%       41.5%        47.9%
     AA/Aa             41.9           37.2           34.1        26.3         11.6
     A/A                6.1            4.7            3.5        14.3         15.1
     BBB/Baa             --             --            2.7        12.1         15.1
     B                   --             --             --          --          0.1
     NR                 7.3            1.0            2.4         5.8         10.2
     -----------------------------------------------------------------------------
                        100%           100%           100%        100%         100%
     -----------------------------------------------------------------------------

     Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their highest rating.

8>   Indemnifications

     The Funds enter into contracts that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9>   Common Trust Fund Conversions

     On October 25, 2002, the Intermediate Tax Free Fund acquired substantially all of the assets of the Total Return Tax Exempt Bond Common Trust Fund (sponsored by U.S. Bank) in exchange for Class Y shares of the Intermediate Tax Free Fund. On November 22, 2002, the Missouri Tax Free Fund acquired substantially all of the assets of the Common Fund M (Joplin) Common Trust Fund (sponsored by U.S. Bank) in exchange for Class Y shares of the Missouri Tax Free Fund. In addition, the First American Short Tax Free Fund shell portfolio acquired substantially all of the assets of the Intermediate Tax Exempt Bond Common Trust Fund (sponsored by U.S. Bank) in exchange for Class Y of the Short Tax Free Fund. The following table illustrates the specifics of the common trust fund conversions of certain Funds included in this semiannual report (000):

                                                                                                ACQUIRED        SHARES ISSUED TO
                                                                                               FUNDS NET         SHAREHOLDERS OF
ACQUIRED FUND                                       ACQUIRING FUND                                ASSETS           ACQUIRED FUND
--------------------------------------------------------------------------------------------------------------------------------
Total Return Tax Exempt Bond Common Trust Fund      Intermediate Tax Free Fund - Class Y       $ 213,002(2)               19,435
Common Fund M (Joplin) Common Trust Fund            Missouri Tax Free Fund - Class Y              32,466(3)                2,697
Intermediate Tax Exempt Bond Common Trust Fund      Short Tax Free Fund - Class Y (1)            314,140                  31,414
--------------------------------------------------------------------------------------------------------------------------------

                                                   ACQUIRING FUND    COMBINED    TAX STATUS
ACQUIRED FUND                                          NET ASSETS  NET ASSETS   OF TRANSFER
-------------------------------------------------------------------------------------------
Total Return Tax Exempt Bond Common Trust Fund          $ 516,336   $ 729,338   Non-taxable
Common Fund M (Joplin) Common Trust Fund                  164,002     196,468   Non-taxable
Intermediate Tax Exempt Bond Common Trust Fund                 --     314,140   Non-taxable
-------------------------------------------------------------------------------------------

(1) Shell portfolio.
(2) Includes unrealized appreciation of $18,817.
(3) Includes unrealized appreciation of $1,187.


   HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

     A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
     (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

[GRAPHIC]

BOARD OF DIRECTORS First American Investment Funds, Inc.

VIRGINIA STRINGER
Chairperson of First American Investment Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III
Director of First American Investment Funds, Inc.
Senior Financial Advisor to, and formerly Senior Vice President,
Chief Financial Officer, and Treasurer of, Bemis Company, Inc.

MICKEY FORET
Director of First American Investment Funds, Inc.
Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

ROGER GIBSON
Director of First American Investment Funds, Inc.
Retired; former Vice President of Cargo-United Airlines

VICTORIA HERGET
Director of First American Investment Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

LEONARD KEDROWSKI
Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER
Director of First American Investment Funds, Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS
Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

JAMES WADE
Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

FIRST AMERICAN INVESTMENT FUNDS, INC.'S BOARD OF DIRECTORS IS COMPRISED ENTIRELY OF INDEPENDENT DIRECTORS.

[FIRST AMERICAN FUNDS(TM) LOGO]

DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the Funds. Read the prospectus carefully before investing.

THE FIGURES IN THIS REPORT REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

INVESTMENT ADVISOR
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

     U.S. BANCORP FUND SERVICES, LLC
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, Wisconsin 53202

INDEPENDENT AUDITOR
     ERNST & YOUNG LLP
     220 South Sixth Street
     Suite 1400
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Suite 1500
     Minneapolis, Minnesota 55402

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND. Visit us at firstamericanfunds.com.

0138-04      5/2004     SAR-TAXFREE

ITEM 2--CODE OF ETHICS - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address. State here if fund will send code of ethics to shareholders without charge upon request.

RESPONSE: Not applicable to semi-annual report.

ITEM 3--AUDIT COMMITTEE FINANCIAL EXPERT - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not.

RESPONSE: Not applicable to semi-annual report.

ITEM 4--PRINCIPAL ACCOUNTANT FEES AND SERVICES - Disclose annually only (not answered until December 15, 2003).

RESPONSE: Not applicable to semi-annual report.

     (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
         (c) of this Item.

         Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)(1) Disclose the audit committee's pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5--AUDIT COMMITTEE OF LISTED REGISTRANTS

RESPONSE: Not applicable.

ITEM 6 - Reserved.

ITEM 7--DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities.

RESPONSE: Not applicable.

ITEM 8 - Reserved.

ITEM 9--CONTROLS AND PROCEDURES

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

    RESPONSE: The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely. Notwithstanding this conclusion, the registrant's Principal Executive Officer and Principal Financial Officer seek continuous improvements to the registrant's disclosure controls and procedures.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

    RESPONSE: There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10 - EXHIBITS

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge.

RESPONSE: Not applicable to semi-annual report.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).

RESPONSE: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:    /s/ Thomas S. Schreier, Jr.
       ---------------------------
       Thomas S. Schreier, Jr.
       President

Date: June 4, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Thomas S. Schreier, Jr.
       ---------------------------
       Thomas S. Schreier, Jr.
       President

Date: June 4, 2004

By:    /s/ Joseph M. Ulrey III
       ---------------------------
       Joseph M. Ulrey III
       Treasurer

Date: June 4, 2004